[VANGUARD MUNICIPAL BOND FUND LOGO]

ANNUAL REPORT 1995

In this Annual Report, I am delighted to formally introduce you to John J. Brennan, who, on January 31, 1996, will assume my responsibilities as Chief Executive Officer of Vanguard Municipal Bond Fund and the other Funds in The Vanguard Group. Mr. Brennan will continue to serve as President of the Funds, and I will continue to serve as Chairman of the Board.

      As a shareholder of the Fund since its inception and as Chairman of all the Vanguard Funds, I want to tell you that I am enthusiastic and confident that Jack Brennan is exactly the right person to succeed me as Chief Executive Officer. To use yet another Vanguard nautical metaphor, he will be the new captain. He has the qualities of leadership, integrity, intelligence, and vision that must continue to be Vanguard's hallmark as we move toward, and then into, the 21st century.

      I know that he has these qualities, because Jack Brennan and I have been working closely together since he joined Vanguard in 1982. He is a graduate of Dartmouth College and Harvard Business School. He started as Assistant to the Chairman and, rising like a rocket, became President in 1989. While, at age 41, he may seem young, he is in fact older than I was when I became Chief Executive Officer of Vanguard's predecessor organization in 1967, at the age of 38. Most important of all, Jack is completely dedicated to the Vanguard character, and believes in our basic mission: serving solely the shareholder, free of any conflict of interest. He believes in holding our costs of operation to a minimum, and in retaining our position as the lowest-cost provider of financial services in the world. He is a true competitor, who shares Vanguard's dedication to providing highly competitive returns to our investors relative to the returns provided by other mutual funds with comparable objectives. He also believes in reporting our results to shareholders with complete candor. He has the full support of the Board of Directors and our crew, and is committed to staying the course we have set for Vanguard. You need have no doubt that the essential elements that drew you to Vanguard in the first place will remain intact.

[FIGURE 1]

      As for me, I expect to fill a useful, if less demanding, role as Chairman of the Board. I shall keep a watchful eye over the interests of our shareholders, our crew, and our investment policies. I shall also speak out on industry affairs, reminding all who will listen of the primacy of the interests of mutual fund shareholders. I will be readily available to provide Jack Brennan with whatever wisdom I may have acquired during my lifetime of experience in this wonderful industry and in my service as captain of Vanguard since I founded this unique organization more than two decades ago.

      In short, I'll still be around. Thank you for all your confidence in me in the past and, in advance, for your continued confidence in Vanguard under Jack Brennan's leadership.

                                        /s/ JOHN C. BOGLE

VANGUARD MUNICIPAL BOND FUND SEEKS TO PROVIDE THE HIGHEST LEVEL OF INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAXES AND THAT IS CONSISTENT WITH BOTH CONSERVATION OF CAPITAL AND THE INVESTMENT POLICIES OF EACH OF ITS PORTFOLIOS:
MONEY MARKET - SHORT-TERM - LIMITED-TERM - INTERMEDIATE-TERM - INSURED LONG-TERM - LONG-TERM - HIGH-YIELD.

CHAIRMAN'S LETTER

FELLOW SHAREHOLDER:

Happily, our 1995 fiscal year, which ended on August 31, presented a sharp contrast to fiscal 1994. During the prior fiscal year, rates rose sharply, with a commensurate drop in bond prices; during our most recent fiscal year, long-term interest rates fell, driving bond prices upward. The net result of this sea change was greatly enhanced returns to the shareholders of Vanguard Municipal Bond Fund. In short, this Annual Report brings good news to our investors.

      The table below presents the twelve-month total return of each Portfolio, and also shows the two components of this return: capital return and income return. Income return, as I emphasized in my letter to you a year ago, is always a positive component and is reasonably predictable from one year to the next. During fiscal 1995, given the earlier rise in rates, each Portfolio enjoyed an increase in its income return.

      Capital return, on the other hand, can be fairly volatile and unpredictable from year to year. Normally, volatility increases with the length of a portfolio's maturity. As you will note, our longer-term Portfolios' capital returns were in the +2.5% range, while our Money Market Portfolio maintained a stable net asset value of $1.00 per share throughout the year.(1) During fiscal 1995, in contrast with 1994, capital returns enhanced our income returns, as shown in this table:

-----------------------------------------------------------------------
                                     INVESTMENT RETURNS
                          ---------------------------------------------
                            Twelve Months Ended August 31, 1995
                          ---------------------------------------------
Portfolio                 Income            Capital             Total
-----------------------------------------------------------------------
MONEY MARKET                +3.6%                --              +3.6%
SHORT-TERM                  +4.0               +0.8%             +4.8
LIMITED-TERM                +4.7               +1.3              +6.0
-----------------------------------------------------------------------
INTERMEDIATE-TERM           +5.6%              +2.2%             +7.8%
INSURED LONG-TERM           +6.2               +2.7              +8.9
LONG-TERM                   +6.2               +2.5              +8.7
HIGH-YIELD                  +6.5               +2.2              +8.7
-----------------------------------------------------------------------

-----------------------
(1) Money market funds do not assure a stable value, and, unlike bank certificates of deposit, are not insured by the Federal Deposit Insurance Corporation.

The customary detailed statement of net asset values, income dividends, any distributions from net realized capital gains, and current yields is presented on page 7.

THE YEAR IN REVIEW

Above all, fiscal 1995 can be viewed as a year of recovery in the bond market. However, the major market moves did not conveniently coincide with the dates on which our 1995 fiscal year began and ended, nor did conditions in the tax-exempt bond market precisely parallel those in the more closely monitored (and headlined) U.S. Treasury market.

      In reviewing the cycle, the starkest contrast takes us from the low yield level of the long-term U.S. Treasury bond in October 1993, to the high in November 1994, to the close of our fiscal year on August 31, 1995. During this exceptionally volatile period for bonds, the yield on the long-term U.S. Treasury bond soared from 5.9% to 8.2%, only to retreat and close at 6.7%. The 90-day U.S. Treasury bill yield traced a similar pattern, from a low of 3.0% in August 1993, to a high of 6.0% in February 1995, and returning finally to 5.5%.

      During this interest rate cycle, the municipal bond market's volatility, while extreme, was more subdued. In the long-maturity sector, for example, yields on high-grade municipals rose from 5.2% in October 1993 to a high of 7.1%, before retreating to close the fiscal year at 6.0%. Yields on top-grade tax-exempt notes moved from a low of 3.3% to a high of 5.5% in January 1995, and then closed the fiscal period at 4.2%.

      The initial rise in long-term rates was engendered largely by investors' fears about a resurgence of inflation. While the Consumer Price Index had been relatively tame, there were worrisome rises in commodity prices and producer prices, leading to concerns about an overheating economy. These same signs were observed by the Federal Reserve Board, which responded by raising the Federal funds rate (the rate at which banks borrow from one another) an unprecedented seven times in 13 months (from 3.0% in February 1994 to 6.0% in February 1995). The Fed's medicine seemed to work: the pace of U.S. economic growth slowed

[FIGURE 2]

and inflation concerns dissipated. Reflecting renewed optimism, long rates turned sharply lower and the Fed felt free to relax its stern monetary policy, reducing the Federal funds rate by 1/4 of 1% (to 5 3/4%) as the summer of 1995 began.

      The chart above should place the events of the past two fiscal years into a somewhat longer-run perspective. You will note that the first three years witnessed a steady downtrend in rates, followed by the abrupt two-year cycle described earlier. Yet, when all is said and done, yields on long-term municipal bonds remain generally below the levels maintained during fiscal 1991-1992, meaning that the prices of bonds today, despite the "slings and arrows" of the recent volatile period, are higher than during the early years of the period.

      I should reemphasize that interest rate volatility is translated directly into bond price volatility as maturity lengthens. During the interest rate decline that began in fiscal 1991, the prices of long-term tax-exempt bonds rose +32%, as suggested in the chart above. In the ensuing rate rise, prices fell by -24%, only to rise by +16% in the rate decline from November 1994, through August 1995. On the other hand, short-term tax-exempt notes rose +8%, fell -6%, and then rose +4% at the major inflection points during the period. The fluctuations of limited- and intermediate-term bonds were laddered between these two extremes.

THE VANGUARD PORTFOLIOS IN FISCAL 1995

While mutual funds investing in municipal bonds tend to manifest similar patterns of performance depending upon the average maturity of the bonds in their portfolios, we aim to give you what we might describe as "higher returns per year of maturity." That is, our goal is to provide better performance than that provided by our competitors holding municipal bonds of comparable maturities. I am pleased to report that we again met this standard during the past fiscal year, as shown in this table:


----------------------------------------------------------------------------
                                            TOTAL RETURN
                       -----------------------------------------------------
                                Twelve Months Ended August 31, 1995
                       -----------------------------------------------------
                                             Average
                         Vanguard          Competitive          Vanguard
Portfolio                  Fund                Fund             Advantage
----------------------------------------------------------------------------
MONEY MARKET                +3.6%              +3.2%             +0.4%
SHORT-TERM                  +4.8               +4.3*             +0.5
LIMITED-TERM                +6.0               +5.3*             +0.7
----------------------------------------------------------------------------
INTERMEDIATE-TERM           +7.8%              +7.1%             +0.7%
INSURED LONG-TERM           +8.9               +7.5              +1.4
LONG-TERM                   +8.7               +7.3              +1.4
HIGH-YIELD                  +8.7               +7.4              +1.3
----------------------------------------------------------------------------

*  Adjusted for maturity differences.

As you can see, we garnered an across-the-board advantage--ranging from +0.4% to +1.4%--for the Vanguard Portfolios during the past favorable year for municipal bonds. What makes this accomplishment even more interesting is that we also accomplished a clean sweep (one of very similar dimensions) during the prior unfavorable year. To say that such consistency is rare in the municipal bond mutual fund field would be to understate the case considerably. I believe that our consistent advantage arises from four essential factors. (You may recall their being cited in my earlier letters to you.)

      (1) COST ADVANTAGE. In 1995, we operated Vanguard Municipal Bond Fund at a net expense ratio (expenses as a percentage of average net assets) of 0.21%. Competitive funds are burdened by far higher expense ratios, averaging 0.97% for their long-term portfolios and 0.68% for their money market portfolios. We can therefore deliver--other factors held equal--a yield advantage of from 0.47% to 0.76% (raising a net yield of, say, 5.6% to 6.4%).

      (2) UNCOMPROMISING QUALITY. Given our "natural" yield advantage, there is no temptation to compromise our quality standards by "reaching out on a limb" for extra yield in riskier bonds. Bonds rated Aaa and Aa generally comprise about 75% or more of the value of our Portfolios; for the average municipal bond fund, the figure is 65%. Our caution paid off in fiscal 1995. We had no direct exposure to bonds of Orange County, California, which--in the year's most notable event in the municipal bond market--declared bankruptcy after absorbing a $3 billion loss on a bond portfolio that was laden with exotic and highly risky derivative securities.

      (3) DISCIPLINED INVESTMENT POLICIES. We clearly specify the maturity ranges and quality standards to which each of the Vanguard Municipal Bond Fund Portfolios must adhere. "What you see is what you get," and we do not attempt to enhance returns by making substantial "bets" based on predicting the future direction and level of interest rates. In the highly efficient markets that prevail in our fallible world, to do so is simply gambling--and against unfavorable odds. We have no intention of gambling with the hard-earned dollars you have entrusted to us.

      (4) PROFESSIONAL ADVISORY STAFF. I'd like to express my special pride in our excellent money managers, analysts, statisticians, and support staff. They are directly responsible for maintaining our quality standards, positioning Portfolios within their maturity guidelines, managing sector and market exposure as well as selecting specific bonds. Ever since the Vanguard Fixed Income Group assumed responsibility for providing advisory services to Vanguard Municipal Bond Fund in 1981, it has been a cohesive unit with a high sense of investment integrity. Our Fixed Income Group now numbers 55 men and women, comprising one of the largest fixed-income management entities in the entire municipal bond industry. I call your special attention to our Adviser's review of the year, which begins on page 9 of this Report.

A TEN-YEAR PERSPECTIVE

These four factors--low cost, high quality, firm discipline, and professional competence--are "constants" we endeavor to provide to the shareholders of Vanguard Municipal Bond Fund. That they have led to excellent relative performance is reflected in our long-term record, as shown in the table below. It covers the decade ended August 31, 1995, and reflects the results of each Portfolio relative to its competitive peer group:

------------------------------------------------------------------------
                                  AVERAGE ANNUAL TOTAL RETURN
                         -----------------------------------------------
                                 Ten Years Ended August 31, 1995
                         -----------------------------------------------
                         Vanguard            Average          Vanguard
Portfolio                  Fund            Competitor         Advantage
------------------------------------------------------------------------
MONEY MARKET                +4.3%              +3.9%             +0.4%
SHORT-TERM                  +5.4               +4.8*             +0.6
LIMITED-TERM**              +6.6               +6.0*             +0.6
------------------------------------------------------------------------
INTERMEDIATE-TERM           +9.1%              +7.2%             +1.9%
INSURED LONG-TERM           +9.6               +8.4              +1.2
LONG-TERM                   +9.7               +8.7              +1.0
HIGH-YIELD                  +9.9               +8.5              +1.4
------------------------------------------------------------------------

 *  Adjusted for maturity differences.
**  Period begins August 31, 1987.

You can see that the same "clean sweep" of the competition manifested in fiscal 1994 and fiscal 1995 was again in evidence over the full decade. As you will note from the ten-year charts presented for each Portfolio on pages 12 to 15, this was a fine period for municipal bonds of all maturities, with returns rising as maturities lengthened. These past returns should not be regarded as an indication of future returns. Indeed, given the lower interest rates that prevail today as compared to a decade ago, it would be unlikely for future returns to match these historical results.

      I call your particular attention to the ten-year charts because they highlight the long-run importance of seemingly small enhancements in annual rates of return. For example, the Vanguard Insured Long-Term Portfolio provided a return averaging +9.6% annually, compared to +8.4% for other insured municipal bond funds. While this spread may not appear especially significant, I assure you it is critical in a dollars-and-cents sense. The value of the assumed initial $10,000 investment in the Vanguard Portfolio rose to $24,967; for the peer group, the final value was $22,386. (Both figures assume that all income dividends and capital gains distributions were reinvested in additional shares.) This difference of $2,581 in Vanguard's favor is equivalent to more than 25%(!) of the initial investment. Call it "little things mean a lot," or "the magic of compounding," or what you will, it is a huge margin. Our margin is even more remarkable given that the return of our peer group is seriously overstated by the omission of sales "loads" payable on the purchase or redemption of shares for roughly 65% of all municipal bond funds. The Vanguard Funds are, of course, no-load funds, available without commissions.

      The charts, I should also note, include the results of each Portfolio's comparable Lehman Municipal Bond Index. These indexes, of course, exist only in theory and on paper, and incur no operating expenses or transaction costs. Few municipal bond mutual funds outpace this tough bogey; we were successful in doing so in four of the six Portfolios for which a Lehman Index is available.

[FIGURE 3]

A WORD ABOUT TAXES

Talk of change in the Federal income tax structure is in the air. Seemingly with each passing day, new tax proposals and new tax concepts find their way into the headlines, and many of them could, if passed by the Congress and signed by the President, significantly impact the municipal bond market.

      I want to be clear that interest rates on tax-exempt bonds are, to state the obvious, affected by two principal factors: (1) the prevailing level of interest rates on (taxable) U.S. Treasury and corporate bonds; and (2) the value accorded to the tax-exemption. A convenient way to consider this latter factor is to observe the relationship between tax-exempt and taxable bonds of like maturities, presented for 20-year bonds in the chart to the left. Note that, a year ago, the tax-exempt rate was equivalent to 83% of the taxable rate; currently the ratio has risen to 93%. This ratio seems remarkably high, given that the maximum marginal Federal tax rate is 40%. (The average spread since the 40% maximum marginal tax rate has been in place is 88%.)

      Doubtless, one reason for the lower spread is a concern that the value of tax-exempt income could be eroded by potential changes in the Federal tax structure, perhaps with the elimination of income taxes altogether through the passage of a national sales tax (i.e., a "value added" tax) or a "flat" tax from which all interest income would be exempt. Either of these scenarios would place tax-exempt interest income in the same category as taxable income. (Whether today's spread would be reconciled by an increase in interest rates on municipal bonds or a reduction in taxable rates is impossible to say.) Of course, such changes as these would have a very modest effect on short-term bonds, but a much more significant effect on bonds with longer maturities.

      These comments are in the nature of full disclosure on our part. I personally doubt that such mind-boggling changes in the American tax philosophy--effectively increasing taxes on lower income earners and reducing taxes on those with high incomes, with the expectation that capital investment and savings will grow to the benefit of all--will take place in the foreseeable future. Indeed, there is an old axiom that says, "never underestimate the ability of the political system to end up doing nothing." Whatever the case may be, given the narrowing of the taxable/tax-exempt spread that has already occurred, I would recommend that our shareholders maintain their present investments in the Fund's Portfolios. If, however, you believe that the risks are significant, you should move to a shorter-maturity Portfolio, accepting the reduction in yield that such a move would entail.

SUMMING UP

When I wrote to you in my Annual Report a year ago, near the low point in the tax-exempt market, I was optimistic enough to predict that "during fiscal 1995, the probabilities favor greater stability in long-term tax-exempt rates and somewhat higher short-term rates," noting that reversals in trend lie in the very nature of the financial markets.

      The ensuing recovery--reflecting the traditional view that the dawn inevitably follows the darkness--provided a substantive enhancement to the value of your Vanguard investment, and a clear statement about the value of "staying the course." Simply put, markets fluctuate, and the best investment returns are apt to come to those who do not try "market timing," or even shifting among the differing maturity choices available through the seven Portfolios of Vanguard Municipal Bond Fund. A year ago, I urged you to stay the course, and it proved to be a winning strategy. I reiterate that same advice today.

Sincerely,

/s/ JOHN C. BOGLE
----------------------
John C. Bogle
Chairman of the Board

September 11, 1995

Note: Mutual fund data from Lipper Analytical Services, Inc.

                             DIVIDEND POLICY REVIEW


INCOME DIVIDENDS

We want to remind you of the policy we implemented last year to use the actual number of days in a month (as opposed to using 30 days every month) to calculate the net income from tax-exempt interest. The only significant difference arising from this policy is that a lower income dividend will generally be paid in February, as was the case this past year. Interest payments for the full year remain identical under both methodologies.

CAPITAL GAINS DISTRIBUTIONS

As you know, it is our policy to limit, to the extent possible, the distribution of realized capital gains in the Vanguard Municipal Bond Fund Portfolios. In recent past years, however, through the normal course of portfolio management activity as well as the calling away of higher coupon bonds, we realized capital gains, mostly in the range of $.10 to $.22 per share, which were then distributed to our shareholders. This year, given the relatively higher interest rates that prevailed during much of the period, very few gains have been realized thus far. At this time, we anticipate that the only distribution will be a gain of $.01 per share in the Intermediate-Term Portfolio. Of course, circumstances may change before the distribution date in December, and we will keep you informed.

PORTFOLIO STATISTICS

------------------------------------------------------------------------------------------------------------------------------------
                                                   Net Asset Value Per Share                   Twelve Months                 SEC
                                                   -------------------------     -------------------------------------     Current
                             Average     Average    August 31,   August 31,        Income      Capital Gains     Total   Annualized
Portfolio                   Maturity     Quality      1994         1995           Dividends    Distributions    Return      Yield*
------------------------------------------------------------------------------------------------------------------------------------
SHORTER-TERM
     MONEY MARKET           66  DAYS       MIG 1      $  1.00      $  1.00           $.036               --      +3.6%        3.54%
     SHORT-TERM            454  DAYS         Aa1        15.46        15.59            .600            $.001      +4.8         3.83
     LIMITED-TERM          3.0 YEARS         Aa2        10.57        10.71            .476               --      +6.0         4.21
------------------------------------------------------------------------------------------------------------------------------------
LONGER-TERM
     INTERMEDIATE-TERM     7.6 YEARS         Aa2       $13.02       $13.14           $.686            $.158      +7.8%        4.79%
     INSURED LONG-TERM    13.5 YEARS         Aaa        11.98        12.12            .684             .173      +8.9         5.33
     LONG-TERM            13.7 YEARS         Aa2        10.58        10.68            .608             .156      +8.7         5.50
     HIGH-YIELD           14.3 YEARS          A1        10.39        10.43            .625             .173      +8.7         5.84
------------------------------------------------------------------------------------------------------------------------------------

* Yield for Money Market Portfolio is a 7-day yield. All others are 30-day yields.

                          AVERAGE ANNUAL TOTAL RETURNS


THE AVERAGE ANNUAL TOTAL RETURNS FOR THE PORTFOLIOS (PERIODS ENDED JUNE 30,
1995) ARE AS FOLLOWS:

                                                                                  10 YEARS
                                                                    ---------------------------------------
                            INCEPTION                                TOTAL          INCOME          CAPITAL
PORTFOLIO                     DATE        1 YEAR      5 YEARS       RETURN          RETURN           RETURN
---------                     ----        ------      -------       ------          ------           ------
MONEY MARKET                 6/10/80       +3.47%       +3.51%       +4.36%          +4.36%            0.00%
SHORT-TERM                    9/1/77       +4.61        +4.88        +5.39           +5.08            +0.31
LIMITED-TERM                 8/31/87       +5.82        +6.31        +6.60*          +5.57*           +1.03*
INTERMEDIATE-TERM             9/1/77       +7.34        +8.38        +8.83           +6.75            +2.08
INSURED LONG-TERM            9/30/84       +8.85        +8.48        +9.35           +7.15            +2.20
LONG-TERM                     9/1/77       +8.88        +8.84        +9.43           +7.23            +2.20
HIGH-YIELD                  12/27/78       +8.72        +9.00        +9.70           +7.51            +2.19

*PERFORMANCE FIGURES SINCE INCEPTION.

ALL OF THESE DATA REPRESENT PAST PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                      REPORT FROM THE INVESTMENT ADVISER

REVERSAL OF FORTUNE

What a difference a year makes! The letter we wrote to you last year covered the twelve months ended August 31, 1994, which, as history would have it, turned out to comprise the lion's share of a major bear market in bonds. At that time, we reiterated our advice that shareholders stick to their long-term investment plans and try to weather the prevailing and painful short-term price volatility that is an unavoidable part of our capital markets.

      Investors who remained true to their long-term objectives were rewarded with a bull market that all but negated the poor absolute results obtained during that malodorous fiscal 1994. Interest rates rarely move continuously in one direction for protracted periods of time. Thus, it should not come as a great surprise to see the sharp reversal of investor sentiment that, late last year and into 1995, produced a giddying drop in interest rates and concomitant rise in bond prices.

ANATOMY OF A BULL MARKET

The first perceptible change in what had for months seemed to be unrelenting gloom occurred in November 1994. By that time, the Federal Reserve policymakers had acted on six separate occasions to tighten monetary policy through "open-market operations" (the purchase or sale of government securities to institutional investors), which acted to drain monetary reserves from the banking system and force short-term interest rates higher. The bellwether Federal funds rate (the rate charged by one bank to lend to another) rose by +2.5 percentage points, from 3.0% to 5.5%.

      The Fed was concerned that 1994's robust economic growth would eventually lead to price pressures that would threaten the newly found stability in inflation. Their preemptive activities during 1994 were designed to avert (rather than remedy) worsening inflation. By November 1994, market participants had surveyed the extent of the Fed tightening, the reaction of other closely related interest rates, and the then-available economic growth statistics, and began to conclude that the tight monetary policy was actually working. It remains to be seen whether we have witnessed the all-time highs in interest rates for this particular cycle, but the odds suggest that we have and that they occurred last November. The following table shows the beginning, high, and ending level of representative yields for the past fiscal year:

-------------------------------------------------------------------------
                 Representative Aaa General Obligation Yields
-------------------------------------------------------------------------
Maturity             Fiscal                Fiscal             Fiscal
in Years           Beginning                High              Ending
-------------------------------------------------------------------------
      1                3.7%                  4.4%               3.7%
      3                4.4                   5.2                4.0
      5                4.7                   5.6                4.3
     10                5.3                   6.1                4.9
     25                6.0                   6.9                5.9
-------------------------------------------------------------------------

Source: Bloomberg LP.

While the nascent signs of a slowdown were beginning to appear in late 1994, the Fed continued to maintain close surveillance on economic activity. Indeed, they tightened the Federal funds rate in February 1995, to ensure that the appropriate magnitude of slower growth was achieved. As the year progressed, it became increasingly apparent that the desired slowing was happening. The so-called interest sensitive sectors (housing, durable goods, etc.) were uniformly weaker and were dragging down overall economic vitality. Statistics on employment began to provide corroboration that a slower but sustainable noninflationary "soft landing" was not only possible, but happening.

      During April and May, the taxable bond markets staged one of their strongest ralliesin recent memory. In just eight weeks, the yield on the 30-year U.S. Treasury obligation dropped -0.8 percentage points raising its price by more than +10%. And what of municipal notes and bonds? They got "left in the dust."

ALL IS NOT WELL . . .

It would be impossible for a Treasury bond rally as powerful as this past spring's to fail to drag other related markets along with it, and municipal bond and note prices did rise along with every other debt obligation. But the April-May price appreciation among municipal bonds was at best lackluster. This market managed only about 30% of the price gains enjoyed by its taxable brethren. It's difficult to pin the blame on any specific incident or incidents, but it is probably no coincidence that Congressional discussion of tax reform was making front-page news. Various proposals, notably a flat tax, which would exempt all dividends and interest income from taxation were viewed as a potential threat to municipal bonds. Such discussions caused an understandable degree of uncertainty among existing and prospective holders of municipal bonds. Simply put, investors probably wondered whether their tax-exempt municipal interest income would remain unique. Until the proverbial tax reform "dust" settled, many otherwise traditional municipal bond investors chose (and are choosing) to remain on the sideline.

      The remaining months of fiscal 1995 generally have seen little if any fluctuation in price and yield. Indeed, interest rates are now within one or two tenths of a percent of the levels of late May. We happen to believe the failure of municipal bonds to fully participate in the springtime rally creates an unusual buying opportunity. It is now possible to buy garden-variety long-term Aaa-rated municipal bonds at yields fully 90% of Treasury bond yields. Such occurrences are rare and reflect the marketplace's expectation that tax reform has a material likelihood of passage. If you share our opinion that tax reform sufficiently radical to threaten municipal bonds is a low likelihood, you are now enjoying unjustifiably attractive yields. Regardless, only time will tell, and, as is the case with so many economic "experiments," the actions of the observers and participants in the "trial" will have a great affect on the outcome.

YOUR PORTFOLIOS

The seven Portfolios that comprise the Vanguard Municipal Bond Fund produced attractive total returns over the past twelve months. To differing degrees, they all enjoyed the market's "rising tide" that lifts all ships. Both the Money Market Portfolio and the Short-Term Portfolio benefited from the Fed's aggressive tightening of monetary policy. The resultant upward pressure on short-term interest rates translated directly into higher dividends.

      In the case of the other five Portfolios, the apparent success of the tighter monetary policy produced moderate but noteworthy price appreciation to complement generous dividend yields. If the astute investor feels a bit shortchanged by the underwhelming response of municipal prices per share, he or she can seek answers in Washington D.C., where tax reform discussions metaphorically blighted the springtime landscape. Details of each individual Portfolio's total returns are given in the Chairman's letter.

      We also take some satisfaction in providing good relative returns versus our competitors. Obviously, our expense ratio advantage has provided a powerful tailwind, but we also have been fortunate in pursuing relative value and duration management strategies that have been rewarded in the marketplace. Also noteworthy are the efforts of our analytical staff which often go unsung. Working behind and between the lines, they have helped us avoid the "colossal blunder" that appears--if infrequently--with glaring visibility in some of our competitors' funds. May it be ever so.

ENDURING THEMES

We began managing the Vanguard Municipal Bond Fund Portfolios fourteen years ago (or, for the newer Portfolios, since their inception). During this time, we have observed a few value relationships that year-after-year seem to provide us with decent, if not good, investment opportunities. In most instances, these relationships cut across particular markets, so it avails us to exploit them in all of the Portfolios we manage (subject to specific Portfolio suitability). Of course, we have discussed these enduring themes in previous letters. Nevertheless, as long as we still rely on them, it remains appropriate to reiterate them:

QUALITY. Maintaining the high credit quality of our Portfolios is our primary focus. Secondarily, since the bond market collectively requires differing amounts of yield compensation at different times to assume credit risk (the risk that a security might default or be downgraded), we may modify our standards. During recessions, the market requires a lot of compensation to hold a less-than gilt-edged bond, expressed as a much higher yield than equivalent-maturity Aaa-rated bonds. During economic expansions, the market requires little extra yield. Within the quality universe composed of "investment-grade" bonds (Aaa, Aa, A, and Baa), we have found it fruitful to apply value analyses to use the ebbs and flows of credit fears to earn some extra return at the margin. Similarly, our analysts are looking for those situations when the market ought to be concerned, but is not. Therein lie ideal sale candidates. We believe that, portfolio to portfolio, our quality is peerless, and a summary of the ratings of our Portfolios is presented on page 7.

CALL PROTECTION. For reasons not entirely clear to us, the market is persistent in its failure to appropriately value call protection. Even after one of the most dramatic and epochal periods of early bond redemptions (1992-1995), it is still possible to find and buy bonds that cannot be called away prematurely at prices that reflect negligible sacrifices in yield compared to their callable counterparts. We'll forget trying to explain this anomaly, and just go right on along building as much call protection as we can.

SECTORS. The municipal bond market is "balkanized" into thousands if not millions of separate issues and maturities, but the number of issuing sectors can be enumerated on our fingers and toes. Each sector is, in a technical sense, subservient to the forces of new-issue supply and demand. Simply put, sectors become rich (or cheap) when there exists in the marketplace a temporary scarcity (or surfeit) of bonds issued from within the relevant sector. Portfolio managers move quickly to capture the restoration of these value relationships, once the supply/demand distortions are removed.

CONSERVATISM. We hold to the fundamental belief that shareholders have a right to expect us to manage our Portfolios consistent with the underlying risk/return profile disclosed most particularly in the fund prospectus. This means that, regardless of what strategies we employ or whether they are successful, shareholders who invest, for example, in a short-term portfolio will get performance results consistent with what that segment of the market produced. We believe one of the worst disservices that a manager can inflict on shareholders is to undertake investments that could produce returns materially different from what one would expect, given the relevant market segment. Consequently, each Vanguard Portfolio adheres to well-defined maturity guidelines and avoids exotic securities or leverage.

      Over time, the combination of the above factors, in addition to the advantage of low cost, have helped to establish Vanguard as a consistently successful provider of tax-exempt portfolios to our shareholders. We hope to extend that streak over the coming years.

Sincerely,

Ian A. MacKinnon, Senior Vice President

Jerome J. Jacobs, Vice President

Pamela E. Tynan, Vice President

David E. Hamlin, Assistant Vice President

Christopher M. Ryon, Assistant Vice President

Vanguard Fixed Income Group

September 14, 1995

                            CUMULATIVE PERFORMANCE



[FIGURE 4]

Average Annual Total Returns--Periods Ended August 31, 1995
-----------------------------------------------------------
                            1 Year       5 Years   10 Years
-----------------------------------------------------------
MONEY MARKET PORTFOLIO      +3.63%       +3.44%      +4.34%
AVERAGE TAX-EXEMPT
   MONEY MARKET FUND        +3.19        +3.01       +3.94

Note: Past performance is not predictive of future performance.


[FIGURE 5]

Average Annual Total Returns--Periods Ended August 31, 1995
-----------------------------------------------------------
                         1 Year       5 Years     10 Years
-----------------------------------------------------------
SHORT-TERM PORTFOLIO     +4.83%       +4.86%      +5.43%
AVERAGE SHORT-TERM
   MUNICIPAL FUND*       +4.31        +4.79       +4.83
LEHMAN INDEX             +6.66        +6.73       +6.67

*Adjusted for maturity differences.
Note: Past performance is not predictive of future performance.

[FIGURE 6]

      Average Annual Total Returns--Periods Ended August 31, 1995
--------------------------------------------------------------------------
                                   1 Year     5 Years    Since Inception*
--------------------------------------------------------------------------
LIMITED-TERM PORTFOLIO             +5.99%     +6.35%        +6.60%
AVERAGE LIMITED-TERM
   MUNICIPAL FUND                  +5.33      +6.02         +6.01
LEHMAN INDEX                       +6.66      +6.73         +6.38

*Inception: August 31, 1987.
Note: Past performance is not predictive of future performance.


[FIGURE 7]

    Average Annual Total Returns--Periods Ended August 31, 1995
----------------------------------------------------------------------
                                    1 Year      5 Years      10 Years
----------------------------------------------------------------------
INTERMEDIATE-TERM PORTFOLIO         +7.82%      +8.85%       +9.11%
AVERAGE INTERMEDIATE-TERM
   MUNICIPAL FUND                   +7.09       +7.51        +7.24
LEHMAN INDEX                        +9.60       +9.17        +9.58

Note: Past performance is not predictive of future performance.

[FIGURE 8]

   Average Annual Total Returns--Periods Ended August 31, 1995
-------------------------------------------------------------------
                                    1 Year     5 Years    10 Years
-------------------------------------------------------------------
INSURED LONG-TERM PORTFOLIO         +8.88%     +9.20%      +9.58%
AVERAGE INSURED LONG-TERM
   MUNICIPAL FUND                   +7.48      +7.98       +8.39
LEHMAN INDEX                        +8.87      +8.75       +9.47

Note: Past performance is not predictive of future performance.

[FIGURE 9]

    Average Annual Total Returns--Periods Ended August 31, 1995
----------------------------------------------------------------------
                                 1 Year        5 Years        10 Years
----------------------------------------------------------------------
LONG-TERM PORTFOLIO              +8.74%        +9.55%         +9.70%
AVERAGE GENERAL
   MUNICIPAL FUND                +7.34         +8.13          +8.67
LEHMAN INDEX                     +8.87         +8.75          +9.47

Note: Past performance is not predictive of future performance.

[FIGURE 10]

  Average Annual Total Returns--Periods Ended August 31, 1995
------------------------------------------------------------------
                             1 Year        5 Years       10 Years
------------------------------------------------------------------
HIGH-YIELD PORTFOLIO         +8.69%        +9.64%        +9.90%
AVERAGE HIGH-YIELD
   MUNICIPAL FUND            +7.41         +7.85         +8.54
LEHMAN INDEX                 +8.87         +8.75         +9.47

Note: Past performance is not predictive of future performance.

                           STATEMENT OF OPERATIONS


                                              MONEY MARKET       SHORT-TERM      LIMITED-TERM
                                                 PORTFOLIO        PORTFOLIO         PORTFOLIO
----------------------------------------------------------------------------------------------
                                                Year Ended       Year Ended        Year Ended
                                           August 31, 1995  August 31, 1995   August 31, 1995
                                                     (000)            (000)             (000)
----------------------------------------------------------------------------------------------
INVESTMENT INCOME
  INCOME
     Interest   . . . . . . . . . . . . . . . .   $158,291          $60,460           $79,551
----------------------------------------------------------------------------------------------
           Total Income   . . . . . . . . . . .    158,291           60,460            79,551
----------------------------------------------------------------------------------------------
  EXPENSES
     The Vanguard Group--Note B
        Investment Advisory Services  . . . . .        553              195               223
        Management and Administrative   . . . .      6,628            2,319             2,703
        Marketing and Distribution  . . . . . .      1,236              441               494
     Taxes (other than income taxes)  . . . . .        342              124               136
     Custodian's Fees   . . . . . . . . . . . .        133               42                48
     Auditing Fees  . . . . . . . . . . . . . .         10                7                 8
     Shareholders' Reports  . . . . . . . . . .        108               53                69
     Annual Meeting and Proxy Costs   . . . . .          9                6                12
     Directors' Fees and Expenses   . . . . . .         14                5                 6
----------------------------------------------------------------------------------------------
           Total Expenses   . . . . . . . . . .      9,033            3,192             3,699
           Expenses Paid Indirectly--Note C   .       (133)             (60)             (133)
----------------------------------------------------------------------------------------------
           Net Expenses   . . . . . . . . . . .      8,900            3,132             3,566
----------------------------------------------------------------------------------------------
              Net Investment Income   . . . . .    149,391           57,328            75,985
----------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
     Investment Securities Sold   . . . . . . .       (150)            (212)           (6,380)
     Futures Contracts  . . . . . . . . . . . .         --               --             3,002
----------------------------------------------------------------------------------------------
              Realized Net Gain (Loss)  . . . .       (150)            (212)           (3,378)
----------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION)
     Investment Securities  . . . . . . . . . .         --           11,658            21,571
     Futures Contracts  . . . . . . . . . . . .         --               --              (425)
----------------------------------------------------------------------------------------------
              Change in Unrealized    . . . . .
                 Appreciation (Depreciation)  .         --           11,658            21,146
----------------------------------------------------------------------------------------------
              Net Increase in Net Assets
                 Resulting from Operations  . .   $149,241          $68,774           $93,753
==============================================================================================

The Statements of Net Assets, integral parts of the financial statements for each of the Vanguard Municipal Bond Fund Portfolios, and the Report of Independent Accountants are included as an insert to this Report.

\

                                                                   INSURED
                                        INTERMEDIATE-TERM        LONG-TERM          LONG-TERM       HIGH-YIELD
                                                PORTFOLIO        PORTFOLIO          PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------------
                                               Year Ended       Year Ended         Year Ended       Year Ended
                                          August 31, 1995  August 31, 1995    August 31, 1995  August 31, 1995
                                                    (000)            (000)              (000)            (000)
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  INCOME
     Interest   . . . . . . . . . . . . . . . .  $279,268         $112,250            $60,434         $110,054
---------------------------------------------------------------------------------------------------------------
           Total Income   . . . . . . . . . . .   279,268          112,250             60,434          110,054
---------------------------------------------------------------------------------------------------------------
  EXPENSES
     The Vanguard Group--Note B
        Investment Advisory Services  . . . . .       646              242                128              223
        Management and Administrative   . . . .     8,438            3,226              1,772            2,926
        Marketing and Distribution  . . . . . .     1,144              348                192              359
     Taxes (other than income taxes)  . . . . .       408              151                 84              145
     Custodian's Fees   . . . . . . . . . . . .       130               53                 29               49
     Auditing Fees  . . . . . . . . . . . . . .        11                8                  7                8
     Shareholders' Reports  . . . . . . . . . .       202               74                 34               77
     Annual Meeting and Proxy Costs   . . . . .        31                6                  2                7
     Directors' Fees and Expenses   . . . . . .        17                6                  4                6
--------------------------------------------------------------------------------------------------------------
           Total Expenses   . . . . . . . . . .    11,027            4,114              2,252            3,800
           Expenses Paid Indirectly--Note C   .      (370)            (129)              (139)            (125)
---------------------------------------------------------------------------------------------------------------
           Net Expenses   . . . . . . . . . . .    10,657            3,985              2,113            3,675
--------------------------------------------------------------------------------------------------------------
              Net Investment Income   . . . . .   268,611          108,265             58,321          106,379
--------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
     Investment Securities Sold . . . . . . . .     2,171           (2,470)               839           (7,802)
     Futures Contracts  . . . . . . . . . . . .     1,577            2,028                (47)          (5,974)
---------------------------------------------------------------------------------------------------------------
              Realized Net Gain (Loss)  . . . .     3,748             (442)               792          (13,776)
---------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION)
     Investment Securities  . . . . . . . . . .   100,814           49,962             25,241           47,410
     Futures Contracts  . . . . . . . . . . . .     3,624           (3,270)               (21)            (903)
---------------------------------------------------------------------------------------------------------------
              Change in Unrealized
                 Appreciation (Depreciation)  .   104,438           46,692             25,220           46,507
---------------------------------------------------------------------------------------------------------------
              Net Increase in Net Assets
                 Resulting from Operations  . .  $376,797         $154,515            $84,333         $139,110
===============================================================================================================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     MONEY MARKET                          SHORT-TERM
                                                                        PORTFOLIO                           PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
                                                     YEAR ENDED        Year Ended        YEAR ENDED        Year Ended
                                                AUGUST 31, 1995   August 31, 1994   AUGUST 31, 1995   August 31, 1994
                                                          (000)             (000)             (000)             (000)
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income   . . . . . . . . . . .    $    149,391     $      98,343      $     57,328      $     50,920
  Realized Net Gain (Loss)  . . . . . . . . . .            (150)             (378)             (212)              153
  Change in Unrealized Appreciation
     (Depreciation)   . . . . . . . . . . . . .              --                --            11,658           (14,693)
----------------------------------------------------------------------------------------------------------------------
        Net Increase (Decrease) in Net Assets
           Resulting from Operations  . . . . .         149,241            97,965            68,774            36,380
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1)
  Net Investment Income   . . . . . . . . . . .        (149,391)          (98,343)          (57,328)          (50,920)
  Realized Net Gain   . . . . . . . . . . . . .              --                --               (97)           (1,836)
----------------------------------------------------------------------------------------------------------------------
        Total Distributions   . . . . . . . . .        (149,391)          (98,343)          (57,425)          (52,756)
----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (2)
  Issued   --Regular  . . . . . . . . . . . . .       3,857,068         4,182,559           511,853           796,836
           --In Lieu of Cash Distributions  . .         137,361            89,767            47,474            43,222
           --Exchange   . . . . . . . . . . . .       1,258,511         1,748,976           240,638           413,024
  Redeemed --Regular  . . . . . . . . . . . . .      (3,841,577)       (4,044,714)         (551,088)         (628,207)
           --Exchange   . . . . . . . . . . . .      (1,409,143)       (1,350,414)         (378,778)         (376,843)
----------------------------------------------------------------------------------------------------------------------
        Net Increase (Decrease) from Capital
           Share Transactions   . . . . . . . .           2,220           626,174          (129,901)          248,032
----------------------------------------------------------------------------------------------------------------------
        Total Increase (Decrease)   . . . . . .           2,070           625,796          (118,552)          231,656
----------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Year   . . . . . . . . . . . . .       4,163,625         3,537,829         1,560,561         1,328,905
----------------------------------------------------------------------------------------------------------------------
  End of Year   . . . . . . . . . . . . . . . .     $ 4,165,695       $ 4,163,625        $1,442,009        $1,560,561
======================================================================================================================
  (1)  Distributions Per Share
       Net Investment Income  . . . . . . . . .           $.036             $.024             $.600             $.534
       Realized Net Gain  . . . . . . . . . . .              --                --             $.001             $.020
  -------------------------------------------------------------------------------------------------------------------
  (2)  Shares Issued and Redeemed
       Issued   . . . . . . . . . . . . . . . .       5,115,579         5,931,535            48,700            77,761
       Issued in Lieu of Cash Distributions . .         137,361            89,767             3,070             2,781
       Redeemed   . . . . . . . . . . . . . . .      (5,250,720)       (5,395,128)          (60,206)          (64,634)
----------------------------------------------------------------------------------------------------------------------
                                                          2,220           626,174            (8,436)           15,908
---------------------------------------------------------------------------------------------------------------------

                                                                     LIMITED-TERM                   INTERMEDIATE-TERM
                                                                        PORTFOLIO                           PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
                                                     YEAR ENDED        Year Ended        YEAR ENDED        Year Ended
                                                AUGUST 31, 1995   August 31, 1994   AUGUST 31, 1995   August 31, 1994
                                                          (000)             (000)             (000)             (000)
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income   . . . . . . . . . . .      $   75,985        $   76,087        $  268,611        $  262,995
  Realized Net Gain (Loss)  . . . . . . . . . .          (3,378)           (1,555)            3,748            51,878
  Change in Unrealized Appreciation
     (Depreciation)   . . . . . . . . . . . . .          21,146           (35,516)          104,438          (200,274)
----------------------------------------------------------------------------------------------------------------------
        Net Increase (Decrease) in Net Assets
           Resulting from Operations  . . . . .          93,753            39,016           376,797           114,599
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1)
  Net Investment Income   . . . . . . . . . . .         (75,985)          (76,087)         (268,611)         (262,995)
  Realized Net Gain   . . . . . . . . . . . . .              --            (3,611)          (57,697)          (29,272)
----------------------------------------------------------------------------------------------------------------------
        Total Distributions   . . . . . . . . .         (75,985)          (79,698)         (326,308)         (292,267)
----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (2)
  Issued   --Regular  . . . . . . . . . . . . .         407,939           705,088           905,510         1,111,290
           --In Lieu of Cash Distributions  . .          59,862            63,053           247,714           223,421
           --Exchange   . . . . . . . . . . . .         251,187           403,840           632,641           661,185
  Redeemed --Regular  . . . . . . . . . . . . .        (407,423)         (466,315)         (674,489)         (753,226)
           --Exchange   . . . . . . . . . . . .        (475,094)         (475,703)         (781,216)         (942,767)
----------------------------------------------------------------------------------------------------------------------
        Net Increase (Decrease) from Capital
           Share Transactions . . . . . . . . .        (163,529)          229,963           330,160           299,903
----------------------------------------------------------------------------------------------------------------------
        Total Increase (Decrease) . . . . . . .        (145,761)          189,281           380,649           122,235
----------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Year   . . . . . . . . . . . . .       1,814,320         1,625,039         5,067,612         4,945,377
----------------------------------------------------------------------------------------------------------------------
  End of Year   . . . . . . . . . . . . . . . .      $1,668,559        $1,814,320        $5,448,261        $5,067,612
======================================================================================================================
  (1)   Distributions Per Share
        Net Investment Income   . . . . . . . .           $.476             $.454             $.686             $.683
        Realized Net Gain   . . . . . . . . . .              --             $.022             $.158             $.076
----------------------------------------------------------------------------------------------------------------------
  (2)   Shares Issued and Redeemed
        Issued  . . . . . . . . . . . . . . . .          62,583           103,446           120,215           133,187
        Issued in Lieu of Cash Distributions  .           5,677             5,898            19,472            16,855
        Redeemed  . . . . . . . . . . . . . . .         (84,035)          (88,203)         (114,445)         (128,504)
----------------------------------------------------------------------------------------------------------------------
                                                        (15,775)           21,141            25,242            21,538
----------------------------------------------------------------------------------------------------------------------

                                                       INSURED LONG-TERM                     LONG-TERM                   HIGH-YIELD
                                                               PORTFOLIO                     PORTFOLIO                    PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
                                             YEAR ENDED       Year Ended     YEAR ENDED     Year Ended     YEAR ENDED    Year Ended
                                             AUGUST 31,       August 31,     AUGUST 31,     August 31,     AUGUST 31,    August 31,
                                                   1995             1994           1995           1994           1995          1994
                                                  (000)            (000)          (000)          (000)          (000)         (000)
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS
OPERATIONS
  Net Investment Income   . . . . . . .      $  108,265       $  115,496     $   58,321     $   58,507     $  106,379    $  107,526
  Realized Net Gain (Loss)  . . . . . .            (442)          30,179            792         19,366        (13,776)       39,887
  Change in Unrealized
     Appreciation (Depreciation)  . . .          46,692         (153,870)        25,220        (76,503)        46,507      (139,457)
------------------------------------------------------------------------------------------------------------------------------------
        Net Increase (Decrease) in
           Net Assets Resulting
           from Operations  . . . . . .         154,515           (8,195)        84,333          1,370        139,110         7,956
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1)
  Net Investment Income   . . . . . . .        (108,265)        (115,496)       (58,321)       (58,507)      (106,379)     (107,526)
  Realized Net Gain   . . . . . . . . .         (26,395)         (29,332)       (14,264)       (19,678)       (27,681)      (36,102)
------------------------------------------------------------------------------------------------------------------------------------
        Total Distributions   . . . . .        (134,660)        (144,828)       (72,585)       (78,185)      (134,060)     (143,628)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (2)
  Issued   --Regular  . . . . . . . . .         161,563          213,973        130,852        123,617        243,271       288,307
           --In Lieu of Cash
              Distributions   . . . . .          89,251           98,489         51,136         56,630         95,233       104,549
           --Exchange   . . . . . . . .         152,745          135,738        162,862        129,162        298,072       257,090
  Redeemed --Regular  . . . . . . . . .        (196,195)        (223,877)      (111,827)      (130,205)      (226,298)     (263,156)
           --Exchange   . . . . . . . .        (229,928)        (327,530)      (191,589)      (232,028)      (331,292)     (400,749)
------------------------------------------------------------------------------------------------------------------------------------
        Net Increase (Decrease)
           from Capital Share
           Transactions  . . .  . . . .         (22,564)        (103,207)        41,434        (52,824)        78,986       (13,959)
------------------------------------------------------------------------------------------------------------------------------------
        Total Increase (Decrease) . . .          (2,709)        (256,230)        53,182       (129,639)        84,036      (149,631)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Year   . . . . . . . . .       1,938,017        2,194,247      1,000,938      1,130,577      1,781,129     1,930,760
------------------------------------------------------------------------------------------------------------------------------------
  End of Year   . . . . . . . . . . . .      $1,935,308       $1,938,017     $1,054,120     $1,000,938     $1,865,165    $1,781,129
====================================================================================================================================
  (1)   Distributions Per Share
        Net Investment Income   . . . .           $.684            $.699          $.608          $.609          $.625         $.626
        Realized Net Gain   . . . . . .           $.173            $.176          $.156          $.205          $.173         $.214
------------------------------------------------------------------------------------------------------------------------------------
  (2)   Shares Issued and Redeemed
        Issued  . . . . . . . . . . . .          26,844           28,101         28,855         23,106         53,728        50,641
        Issued in Lieu of Cash
           Distributions  . . . . . . .           7,678            7,892          4,999          5,128          9,523         9,687
        Redeemed  . . . . . . . . . . .         (36,608)         (44,443)       (29,758)       (33,017)       (55,774)      (61,773)
------------------------------------------------------------------------------------------------------------------------------------
                                                 (2,086)          (8,450)         4,096         (4,783)         7,477        (1,445)
------------------------------------------------------------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS

                                                                                    MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended August 31,
                                                              ------------------------------------------------------------------
For a Share Outstanding Throughout Each Year                    1995          1994           1993          1992           1991
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR  . . . . . . .              $1.00          $1.00          $1.00         $1.00          $1.00
                                                              -------        -------        -------       -------        -------
INVESTMENT OPERATIONS
  Net Investment Income   . . . . . . . . . . . .               .036           .024           .025          .035           .050
  Net Realized and Unrealized Gain (Loss)
     on Investments   . . . . . . . . . . . . . .                 --             --             --            --             --
                                                              -------        -------        -------       -------        -------
        TOTAL FROM INVESTMENT OPERATIONS  . . . .               .036           .024           .025          .035           .050
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income  . . . . .              (.036)         (.024)         (.025)        (.035)         (.050)
  Distributions from Realized Capital Gains . . .                 --             --             --            --             --
                                                              -------        -------        -------       -------        -------
        TOTAL DISTRIBUTIONS   . . . . . . . . . .              (.036)         (.024)         (.025)        (.035)         (.050)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR  . . . . . . . . . .              $1.00          $1.00          $1.00         $1.00          $1.00
================================================================================================================================
TOTAL RETURN  . . . . . . . . . . . . . . . . . .             +3.63%         +2.43%         +2.51%        +3.54%         +5.08%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Year (Millions)  . . . . . . .             $4,166         $4,164         $3,538        $3,165         $2,709
Ratio of Expenses to Average Net Assets . . . . .               22%+           .20%           .20%          .23%           .25%
Ratio of Net Investment Income to
  Average Net Assets  . . . . . . . . . . . . . .              3.56%          2.41%          2.48%         3.45%          4.94%
Portfolio Turnover Rate . . . . . . . . . . . . .                N/A            N/A            N/A           N/A            N/A
--------------------------------------------------------------------------------------------------------------------------------
                                                                                   SHORT-TERM PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
                                                                                   Year Ended August 31,
                                                              ------------------------------------------------------------------
For a Share Outstanding Throughout Each Year                    1995           1994           1993          1992           1991
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR  . . . . . . .             $15.46         $15.63         $15.64        $15.53         $15.35
                                                              -------        -------        -------       -------        -------
INVESTMENT OPERATIONS
  Net Investment Income   . . . . . . . . . . . .               .600           .534           .609          .720           .861
  Net Realized and Unrealized Gain (Loss)
     on Investments   . . . . . . . . . . . . . .               .131          (.150)          .033          .171           .180
                                                              -------        -------        -------       -------        -------
        TOTAL FROM INVESTMENT OPERATIONS    . . .               .731           .384           .642          .891          1.041
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income  . . . . .              (.600)         (.534)         (.609)        (.720)         (.861)
  Distributions from Realized Capital Gains . . .              (.001)         (.020)         (.043)        (.061)            --
                                                              -------        -------        -------       -------        -------
        TOTAL DISTRIBUTIONS   . . . . . . . . . .              (.601)         (.554)         (.652)        (.781)         (.861)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR  . . . . . . . . . .             $15.59         $15.46         $15.63        $15.64         $15.53
================================================================================================================================
TOTAL RETURN  . . . . . . . . . . . . . . . . . .             +4.83%         +2.49%         +4.18%        +5.87%         +6.96%
--------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------
Net Assets, End of Year (Millions)  . . . . . . .             $1,442         $1,561         $1,329        $1,061           $841
Ratio of Expenses to Average Net Assets . . . . .              .22%+          +.20%           .20%          .23%           .25%
Ratio of Net Investment Income to
  Average Net Assets  . . . . . . . . . . . . . .              3.88%          3.42%          3.88%         4.58%          5.55%
Portfolio Turnover Rate . . . . . . . . . . . . .                32%            27%            46%           60%           104%
--------------------------------------------------------------------------------------------------------------------------------

+Effective in fiscal 1995, does not include reductions from directed brokerage and custodian fee offset arrangements. The 1995 Ratio of Expenses to Average Net Assets is .21% after including these reductions. See Note C.

                                                                                   LIMITED-TERM PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
                                                                                    Year Ended August 31,
                                                              ------------------------------------------------------------------
For a Share Outstanding Throughout Each Year                    1995           1994           1993          1992           1991
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR  . . . . . . .             $10.57         $10.80         $10.64        $10.43         $10.17
                                                              -------        -------        -------       -------        -------
INVESTMENT OPERATIONS
  Net Investment Income   . . . . . . . . . . . .               .476           .454           .485          .541           .614
  Net Realized and Unrealized Gain (Loss)
     on Investments   . . . . . . . . . . . . . .               .140          (.208)          .209          .271           .265
                                                              -------        -------        -------       -------        -------
        TOTAL FROM INVESTMENT OPERATIONS    . . .               .616           .246           .694          .812           .879
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income  . . . . .              (.476)         (.454)         (.485)        (.541)         (.614)
  Distributions from Realized Capital Gains . . .                 --          (.022)         (.049)        (.061)         (.005)
                                                              ------         ------         ------        ------         ------
        TOTAL DISTRIBUTIONS   . . . . . . . . . .              (.476)         (.476)         (.534)        (.602)         (.619)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR  . . . . . . . . . .             $10.71         $10.57         $10.80        $10.64         $10.43
================================================================================================================================
TOTAL RETURN  . . . . . . . . . . . . . . . . . .             +5.99%         +2.31%         +6.68%        +8.01%         +8.88%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Year (Millions)  . . . . . . .             $1,669         $1,814         $1,625          $873           $420
Ratio of Expenses to Average Net Assets . . . . .              .22%+           .20%           .20%          .23%           .25%
Ratio of Net Investment Income to
  Average Net Assets  . . . . . . . . . . . . . .              4.51%          4.24%          4.50%         5.08%          5.91%
Portfolio Turnover Rate   . . . . . . . . . . . .                35%            21%            20%           37%            57%
--------------------------------------------------------------------------------------------------------------------------------
                                                                                INTERMEDIATE-TERM PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
                                                                                   Year Ended August 31,
                                                              ------------------------------------------------------------------
For a Share Outstanding Throughout Each Year                    1995           1994           1993          1992           1991
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR  . . . . . . .             $13.02         $13.45         $12.85        $12.41         $11.90
                                                              -------        -------        -------       -------        -------
INVESTMENT OPERATIONS
  Net Investment Income   . . . . . . . . . . . .               .686           .683           .710          .747           .791
  Net Realized and Unrealized Gain (Loss)
     on Investments   . . . . . . . . . . . . . .               .278          (.354)          .721          .516           .605
                                                              -------        -------        -------       -------        -------
        TOTAL FROM INVESTMENT OPERATIONS    . . .               .964           .329          1.431         1.263          1.396
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income  . . . . .              (.686)         (.683)         (.710)        (.747)         (.791)
  Distributions from Realized Capital Gains . . .              (.158)         (.076)         (.121)        (.076)         (.095)
                                                              -------        -------        -------       -------        -------
        TOTAL DISTRIBUTIONS   . . . . . . . . . .              (.844)         (.759)         (.831)        (.823)         (.886)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR  . . . . . . . . . .             $13.14         $13.02         $13.45        $12.85         $12.41
================================================================================================================================
TOTAL RETURN  . . . . . . . . . . . . . . . . . .             +7.82%         +2.49%        +11.54%       +10.52%        +12.15%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Year (Millions)  . . . . . . .             $5,448         $5,068         $4,945        $3,102         $2,006
Ratio of Expenses to Average Net Assets . . . . .              .22%+           .20%           .20%          .23%           .25%
Ratio of Net Investment Income to
  Average Net Assets  . . . . . . . . . . . . . .              5.35%          5.15%          5.41%         5.91%          6.49%
Portfolio Turnover Rate . . . . . . . . . . . . .                12%            18%            15%           32%            27%
--------------------------------------------------------------------------------------------------------------------------------

+Effective in fiscal 1995, does not include reductions from directed brokerage and custodian fee offset arrangements. The 1995 Ratio of Expenses to Average Net Assets is .21% after including these reductions. See Note C.

                                                                                   INSURED LONG-TERM PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
                                                                                       Year Ended August 31,
                                                              ------------------------------------------------------------------
For a Share Outstanding Throughout Each Year                    1995           1994           1993          1992           1991
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                            $11.98         $12.89         $12.28        $11.74         $11.25
                                                              -------        -------        -------       -------        -------
INVESTMENT OPERATIONS
  Net Investment Income   . . . . . . . . . . . .               .684           .699           .718          .768           .775
  Net Realized and Unrealized Gain (Loss)
     on Investments   . . . . . . . . . . . . . .               .313          (.734)          .813          .616           .615
                                                              -------        -------        -------       -------        -------
        TOTAL FROM INVESTMENT OPERATIONS  . . . .               .997          (.035)         1.531         1.384          1.390
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income  . . . . .              (.684)         (.699)         (.718)        (.768)         (.775)
  Distributions from Realized Capital Gains . . .              (.173)         (.176)         (.203)        (.076)         (.125)
                                                              -------        -------        -------       -------        -------
        TOTAL DISTRIBUTIONS . . . . . . . . . . .              (.857)         (.875)         (.921)        (.844)         (.900)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR  . . . . . . . . . .             $12.12         $11.98         $12.89        $12.28         $11.74
================================================================================================================================
TOTAL RETURN  . . . . . . . . . . . . . . . . . .             +8.88%         -0.32%        +13.06%       +12.22%        +12.79%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Year (Millions)  . . . . . . .             $1,935         $1,938         $2,194        $1,947         $1,551
Ratio of Expenses to Average Net Assets . . . . .              .22%+           .20%           .20%          .23%           .25%
Ratio of Net Investment Income to
  Average Net Assets  . . . . . . . . . . . . . .              5.82%          5.62%          5.77%         6.34%          6.77%
Portfolio Turnover Rate . . . . . . . . . . . . .                 7%            16%            30%           42%            33%
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        LONG-TERM PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
                                                                                       Year Ended August 31,
                                                              ------------------------------------------------------------------
For a Share Outstanding Throughout Each Year                    1995           1994           1993          1992           1991
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR  . . . . . . .             $10.58         $11.38         $10.95        $10.58         $10.13
                                                              -------        -------        -------       -------        -------
INVESTMENT OPERATIONS
  Net Investment Income   . . . . . . . . . . . .               .608           .609           .640          .711           .722
  Net Realized and Unrealized Gain (Loss)
     on Investments   . . . . . . . . . . . . . .               .256          (.595)          .715          .561           .626
                                                              -------        -------        -------       -------        -------
        TOTAL FROM INVESTMENT OPERATIONS  . . . .               .864           .014          1.355         1.272          1.348
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income  . . . . .              (.608)         (.609)         (.640)        (.711)         (.722)
  Distributions from Realized Capital Gains . . .              (.156)         (.205)         (.285)        (.191)         (.176)
                                                              -------        -------        -------       -------        -------
        TOTAL DISTRIBUTIONS . . . . . . . . . . .              (.764)         (.814)         (.925)        (.902)         (.898)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR  . . . . . . . . . .             $10.68         $10.58         $11.38        $10.95         $10.58
================================================================================================================================
TOTAL RETURN  . . . . . . . . . . . . . . . . . .             +8.74%         +0.08%        +13.09%       +12.60%        +13.86%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Year (Millions)  . . . . . . .             $1,054         $1,001         $1,131          $962           $798
Ratio of Expenses to Average Net Assets . . . . .              .23%+           .20%           .20%          .23%           .25%
Ratio of Net Investment Income to
  Average Net Assets  . . . . . . . . . . . . . .              5.87%          5.56%          5.81%         6.52%          7.09%
Portfolio Turnover Rate . . . . . . . . . . . . .                35%            45%            36%           63%            62%
-------------------------------------------------------------------------------------------------------------------------------

+Effective in fiscal 1995, does not include reductions from directed brokerage and custodian fee offset arrangements. The 1995 Ratio of Expenses to Average Net Assets is .21% after including these reductions. See Note C.

                                                                                      HIGH-YIELD PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended August 31,
                                                              ------------------------------------------------------------------
For a Share Outstanding Throughout Each Year                    1995           1994           1993          1992           1991
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR  . . . . . . .             $10.39         $11.17         $10.76        $10.32          $9.90
                                                              -------        -------        -------       -------        -------
INVESTMENT OPERATIONS
  Net Investment Income   . . . . . . . . . . . .               .625           .626           .669          .723           .732
  Net Realized and Unrealized Gain (Loss)
     on Investments   . . . . . . . . . . . . . .               .213          (.566)          .664          .546           .560
                                                              -------        -------        -------       -------        -------
        TOTAL FROM INVESTMENT OPERATIONS    . . .               .838           .060          1.333         1.269          1.292
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income  . . . . .              (.625)         (.626)         (.669)        (.723)         (.732)
  Distributions from Realized Capital Gains . . .              (.173)         (.214)         (.254)        (.106)         (.140)
                                                              -------        -------        -------       -------        -------
        TOTAL DISTRIBUTIONS . . . . . . . . . . .              (.798)         (.840)         (.923)        (.829)         (.872)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR  . . . . . . . . . .             $10.43         $10.39         $11.17        $10.76         $10.32
================================================================================================================================
TOTAL RETURN  . . . . . . . . . . . . . . . . . .             +8.69%         +0.52%        +13.08%       +12.81%        +13.66%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Year (Millions)  . . . . . . .             $1,865         $1,781         $1,931        $1,505         $1,215
Ratio of Expenses to Average Net Assets . . . . .              .22%+          +.20%           .20%          .23%           .25%
Ratio of Net Investment Income to
  Average Net Assets  . . . . . . . . . . . . . .              6.15%          5.83%          6.15%         6.83%          7.34%
Portfolio Turnover Rate . . . . . . . . . . . . .                33%            50%            34%           64%            58%
--------------------------------------------------------------------------------------------------------------------------------

+Effective in fiscal 1995, does not include reductions from directed brokerage and custodian fee offset arrangements. The 1995 Ratio of Expenses to Average Net Assets is .21% after including these reductions. See Note C.

                         NOTES TO FINANCIAL STATEMENTS


Vanguard Municipal Bond Fund is registered under the Investment Company Act of 1940 as a diversified open-end investment company and consists of the Money Market, Short-Term, Limited-Term, Intermediate-Term, Insured Long-Term, Long-Term, and High-Yield Portfolios. Each Portfolio invests in debt instruments of municipal issuers; although each Portfolio maintains a diversified schedule of investments, the issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of financial statements.

1. SECURITY VALUATION: Money Market Portfolio: investment securities are stated at amortized cost which approximates market value. Other
      Portfolios: municipal bonds are valued utilizing primarily the latest bid prices or, if bid prices are not available, on the basis of valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by an independent pricing service.

2. FEDERAL INCOME TAXES: Each Portfolio of the Fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. FUTURES CONTRACTS: Each Portfolio of the Fund, except the Money Market Portfolio, utilizes Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts to a limited extent, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk and minimizing transaction costs. The Portfolios may purchase futures contracts instead of municipal bonds when futures contracts are believed to be priced more attractively than municipal bonds. The Portfolios may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity.

      The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the Portfolios and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Fluctuations in the values of futures contracts are recorded as unrealized appreciation (depreciation) until contract termination, at which time realized gains (losses) are recognized. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

4. DISTRIBUTIONS: Distributions from net investment income are declared on a daily basis payable on the first business day of the following month. Annual distributions from realized gains, if any, are recorded on the ex-dividend date.

5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Premiums and original issue discounts are amortized and accreted, respectively, to interest income over the lives of the respective securities.

B. The Vanguard Group, Inc. furnishes at cost investment advisory, corporate management, administrative, marketing and distribution services. The costs of such services are allocated to the Fund under methods approved by the Board of Directors. At August 31, 1995, the Fund had contributed capital aggregating $2,231,000 to Vanguard (included in

Other Assets), representing 11.1% of Vanguard's capitalization. The Fund's officers and directors are also officers and directors of Vanguard.

C. The Fund's investment adviser may direct new issue portfolio purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the Fund a portion of the underwriting fees generated. Such rebates or credits are used solely to reduce the Fund's administrative expenses. The Fund's custodian bank has also agreed to reduce its fees when the Fund maintains cash on deposit in the non-interest bearing custody account. For the year ended August 31, 1995, directed brokerage and custodian fee offset arrangements reduced expenses by:

------------------------------------------------------------------------
                              EXPENSE REDUCTION
                                    (000)               Total Expense
                           -----------------------     Reduction as a
                           Directed    Custodian's    Percent of Average
Portfolio                  Brokerage      Fees           Net Assets
------------------------------------------------------------------------
MONEY MARKET                    --         $133              .01%
SHORT-TERM                   $  18           42              .01
LIMITED-TERM                    85           48              .01
INTERMEDIATE-TERM              240          130              .01
INSURED LONG-TERM               76           53              .01
LONG-TERM                      110           29              .02
HIGH-YIELD                      76           49              .01
------------------------------------------------------------------------

D. During the year ended August 31, 1995, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------
                                  (000)
                       ---------------------------
PORTFOLIO                PURCHASES         SALES
--------------------------------------------------
SHORT-TERM                $375,848        $539,701
LIMITED-TERM               559,413         547,339
INTERMEDIATE-TERM          610,596         535,950
INSURED LONG-TERM          119,317         244,384
LONG-TERM                  319,471         331,787
HIGH-YIELD                 519,486         544,290
--------------------------------------------------

E. Capital gains distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes due to differences in the timing of realization of gains. For Federal income tax purposes, the Intermediate-Term Portfolio had capital gains of $3,673,000 available for distribution at August 31, 1995. The aggregate capital losses available to offset future capital gains were:

---------------------------------------------------
                        Expiration
                     Fiscal Year(s)         Amount
Portfolio           Ending August 31,        (000)
---------------------------------------------------
MONEY MARKET             2001-2004         $   694
SHORT-TERM               2003-2004             212
LIMITED-TERM             2003-2004           5,251
INSURED LONG-TERM          2003              1,482
LONG-TERM                  2003              2,484
HIGH-YIELD                 2003             13,411
--------------------------------------------------

F. At August 31, 1995, net unrealized appreciation of investment securities for financial reporting and Federal income tax purposes was:

-----------------------------------------------------------------
                                        (000)
                       ------------------------------------------
                                                          Net
                       Appreciated     Depreciated    Unrealized
Portfolio               Securities      Securities   Appreciation
-----------------------------------------------------------------
SHORT-TERM                $  8,925        $   (418)     $  8,507
LIMITED-TERM                23,918            (788)       23,130
INTERMEDIATE-TERM          260,611          (2,965)      257,646
INSURED LONG-TERM          126,938          (1,424)      125,514
LONG-TERM                   62,376            (173)       62,203
HIGH-YIELD                  89,910         (13,773)       76,137
-----------------------------------------------------------------

At August 31, 1995, the aggregate settlement value of open futures contracts expiring in September 1995, and the related unrealized appreciation (depreciation) were:

------------------------------------------------------------------
                                                   (000)
                                      ----------------------------
                                         Aggregate    Unrealized
                                        Settlement   Appreciation
Portfolio/Futures Contracts                Value    (Depreciation)
------------------------------------------------------------------
INTERMEDIATE-TERM
   LONG MUNICIPAL BOND INDEX              $275,222       $   610
   SHORT U.S. TREASURY BOND                272,141         2,240
INSURED LONG-TERM
   LONG MUNICIPAL BOND INDEX                21,171           264
   SHORT U.S. TREASURY BOND                 95,278        (2,708)
LONG-TERM
   LONG MUNICIPAL BOND INDEX                18,997            89
   SHORT U.S. TREASURY BOND                 73,552          (110)
HIGH-YIELD
   LONG MUNICIPAL BOND INDEX                27,694          (115)
   SHORT U.S. TREASURY BOND                131,261          (137)
-----------------------------------------------------------------

The market values of securities deposited as initial margin for open futures contracts by the Intermediate-Term, Insured Long-Term, Long-Term, and High-Yield Portfolios were $7,245,000, $6,506,000, $2,362,000, and $5,303,000, respectively.

                            DIRECTORS AND OFFICERS


JOHN C. BOGLE, Chairman and Chief Executive Officer
Chairman and Director of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

JOHN J. BRENNAN, President
President and Director of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

ROBERT E. CAWTHORN, Chairman of Rhone-Poulenc Rorer Inc.; Director of Sun Company, Inc.

BARBARA BARNES HAUPTFUHRER, Director of The Great Atlantic and Pacific Tea Co., Alco Standard Corp., Raytheon Co., Knight-Ridder, Inc., and Massachusetts Mutual Life Insurance Co.

BURTON G. MALKIEL, Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Amdahl Corp., Baker Fentress & Co., The Jeffrey Co., and Southern New England Communications Co.

ALFRED M. RANKIN, JR., Chairman, President, and Chief Executive Officer of NACCO Industries, Inc.; Director of NACCO Industries, The BFGoodrich Co., and The Standard Products Co.

JOHN C. SAWHILL, President and Chief Executive Officer of The Nature Conservancy; formerly, Director and Senior Partner of McKinsey & Co. and President of New York University; Director of Pacific Gas and Electric Co. and NACCO Industries.

JAMES O. WELCH, JR., Retired Chairman of Nabisco Brands, Inc.; retired Vice Chairman and Director of RJR Nabisco; Director of TECO Energy, Inc. and Kmart Corp.

J. LAWRENCE WILSON, Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of Cummins Engine Co.; Trustee of Vanderbilt University.


OTHER FUND OFFICERS

RAYMOND J. KLAPINSKY, Secretary; Senior Vice President and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

RICHARD F. HYLAND, Treasurer; Treasurer of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

KAREN E. WEST, Controller; Vice President of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.

OTHER VANGUARD GROUP OFFICERS

ROBERT A. DISTEFANO                     IAN A. MACKINNON
Senior Vice President                   Senior Vice President
Information Technology                  Fixed Income Group

JEREMY G. DUFFIELD                      F. WILLIAM MCNABB III
Senior Vice President                   Senior Vice President
Planning & Development                  Institutional

JAMES H. GATELY                         RALPH K. PACKARD
Senior Vice President                   Senior Vice President
Individual Investor Group               Chief Financial Officer

                          THE VANGUARD FAMILY OF FUNDS


                           EQUITY AND BALANCED FUNDS

GROWTH AND INCOME FUNDS
Vanguard/Windsor Fund
Vanguard/Windsor II
Vanguard Equity Income Fund
Vanguard Quantitative Portfolios
Vanguard/Trustees' Equity Fund
  U.S. Portfolio
Vanguard Convertible
  Securities Fund

BALANCED FUNDS
Vanguard/Wellington Fund
Vanguard/Wellesley Income Fund
Vanguard STAR Portfolio
Vanguard Asset Allocation Fund
Vanguard LifeStrategy Funds

GROWTH FUNDS
Vanguard/Morgan Growth Fund
Vanguard/PRIMECAP Fund
Vanguard U.S. Growth Portfolio

AGGRESSIVE GROWTH FUNDS
Vanguard Explorer Fund
Vanguard Specialized Portfolios
Vanguard Horizon Fund
  Global Equity Portfolio
  Global Asset Allocation Portfolio
  Capital Opportunity Portfolio
  Aggressive Growth Portfolio

INTERNATIONAL FUNDS
Vanguard International
  Growth Portfolio
Vanguard/Trustees' Equity Fund
  International Portfolio

                                  INDEX FUNDS

Vanguard Index Trust
  500 Portfolio
  Total Stock Market Portfolio
  Extended Market Portfolio
  Growth Portfolio
  Value Portfolio
  Small Capitalization Stock Portfolio

Vanguard Tax-Managed Fund
Vanguard Balanced Index Fund
Vanguard Bond Index Fund
  Total Bond Market Portfolio
  Short-Term Bond Portfolio
  Intermediate-Term Bond Portfolio
  Long-Term Bond Portfolio

Vanguard International Equity
  Index Fund
  European Portfolio
  Pacific Portfolio
  Emerging Markets Portfolio

                               FIXED INCOME FUNDS

MONEY MARKET FUNDS
Vanguard Money Market Reserves
Vanguard Admiral Fund
  U.S. Treasury Money Market Portfolio

TAX-EXEMPT MONEY MARKET FUNDS
Vanguard Municipal Bond Fund
  Money Market Portfolio
Vanguard State Tax-Free Funds
  Money Market Portfolios
  (CA, NJ, OH, PA)

TAX-EXEMPT INCOME FUNDS
Vanguard Municipal Bond Fund
Vanguard State Tax-Free Funds
  Insured Longer-Term Portfolios
  (CA, FL, NJ, NY, OH, PA)

INCOME FUNDS
Vanguard Fixed Income
  Securities Fund
Vanguard Admiral Fund
Vanguard Preferred Stock Fund

                           [THE VANGUARD GROUP LOGO]

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. All Funds in the Vanguard Family are offered by prospectus only.

                           Vanguard Financial Center
                        Valley Forge, Pennsylvania 19482

                            New Account Information:
                                1 (800) 662-7447

                         Shareholder Account Services:
                                1 (800) 662-2739

                                   Q950-8/95

ON OUR COVER: On the evening of August 1, 1798, Lord Horatio Nelson sailed his flagship, HMS Vanguard, into Egypt's Aboukir Bay. In a night encounter, the British fleet decimated Napoleon Bonaparte's ships of the line in what is still considered to be the most complete victory ever recorded in naval history. Our Report's cover illustration is Thomas Luny's 1830 painting, The Battle Of The Nile, in which the French flagship, L'Orient, is shown as it exploded at 10:00 p.m. under a gibbous moon.

                            STATEMENT OF NET ASSETS


VANGUARD MUNICIPAL                                          FINANCIAL STATEMENTS
BOND FUND                                                        August 31, 1995



                                                         Face              Market
                                                       Amount               Value
MONEY MARKET PORTFOLIO                                  (000)              (000)+
---------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET INSTRUMENTS
  (100.3%)
---------------------------------------------------------------------------------
ALABAMA (2.5%)
  Alabama GO
   5.25%, 9/1/95                                   $    5,835          $    5,835
  Alabama Special Care Facilities
   VRDO  3.50%, 9/6/95 (3)                             20,000              20,000
  Birmingham GO VRDO
   3.60%-3.625%,
   9/6/95-9/7/95 (LOC)                                  6,900               6,900
  Huntsville Health Care Auth. VRDO
   3.40%-3.45%, 9/7/95 (1)                             45,400              45,400
  Macintosh Industrial Development
   Auth. VRDO
   (Ciba-Geigy)
   3.60%, 9/6/95 (LOC)                                 24,400              24,400
                                                                       ----------
           STATE TOTAL                                                    102,535
                                                                       ----------
---------------------------------------------------------------------------------
ALASKA (3.8%)
  Alaska Housing Finance Corp. VRDO
   3.55%, 9/7/95 (LOC)                                 64,800              64,800
   3.70%, 9/6/95                                       50,400              50,400
  Valdez Marine Terminal VRDO
   (Exxon Pipe Project)
   3.35%-3.50%, 9/5/95                                 12,575              12,575
   (Mobile Pipeline)
   3.50%, 9/6/95                                       28,350              28,350
                                                                       ----------
           STATE TOTAL                                                    156,125
                                                                       ----------
---------------------------------------------------------------------------------
ARIZONA (4.0%)
  Arizona Health Facilities Auth. VRDO
   3.60%, 9/7/95 (3)                                   32,160              32,160
  Maricopa County PCR VRDO
   (Arizona Public Service)
   3.50%, 9/5/95 (LOC)                                  2,800               2,800
  Phoenix VRDO
   3.55%, 9/5/95                                        2,800               2,800
  Salt River Project Agricultural
   Improvement & Power Dist.
   CP 3.40%-3.85%,
     10/11/95-12/12/95                                101,471             101,471
   TOB VRDO 3.70%, 9/6/95                              26,370              26,370
                                                                       ----------
            STATE TOTAL                                                   165,601
                                                                       ----------
---------------------------------------------------------------------------------
CALIFORNIA (8.7%)
  California Higher Education Loan
   Auth. Student Loan Rev. VRDO
   3.55%, 9/6/95 (LOC)                                 69,700              69,700
  California School Cash Reserve
   Program Notes
   4.75%, 7/3/96 (1) (LOC)                             15,000              15,121
  California Statewide Communities
   Development Auth. TRAN
   4.75%, 7/5/96 (5)                                   10,000              10,057
  Fresno County TRAN
   4.50%, 7/2/96                                       16,500              16,593
  Kern County TRAN
   4.50%, 7/2/96                                       10,000              10,047
  Los Angeles County TRAN
   4.50%, 7/1/96 (LOC)                                124,200             124,927
  Riverside County TRAN
   4.75%, 7/1/96                                       15,000              15,095
  Riverside County VRDO
   (Public Facilities Project)
   3.50%, 9/5/95 (LOC)                                  1,900               1,900
  Santa Clara County TRAN
   4.50%, 8/2/96                                       50,000              50,299
  Sonoma County TRAN
   4.75%, 10/10/95                                     25,000              25,016
  Ventura County TRAN
   4.50%, 7/2/96                                       25,000              25,141
                                                                       ----------
           STATE TOTAL                                                    363,896
                                                                       ----------
---------------------------------------------------------------------------------
COLORADO (1.6%)
  Colorado TRAN
   4.50%, 6/27/96                                      65,000              65,451
                                                                       ----------
---------------------------------------------------------------------------------
CONNECTICUT (1.3%)
  Connecticut Development Auth.
   PCR VRDO
   (Connecticut Light & Power)
   3.55%, 9/6/95 (LOC)                                 30,000              30,000
  Connecticut Economic
   Recovery Notes
   VRDO 3.55%, 9/6/95                                  11,500              11,500
  Connecticut Special Obligation
   VRDO 3.65%, 9/6/95 (LOC)                            14,300              14,300
                                                                       ----------
           STATE TOTAL                                                     55,800
                                                                       ----------
---------------------------------------------------------------------------------




   THE PORTFOLIO LISTINGS BEGIN ON THE FOLLOWING PAGES:

   MONEY MARKET PORTFOLIO   . . . . . . . . . . . . . . . . . . . . . . .      1
   SHORT-TERM PORTFOLIO   . . . . . . . . . . . . . . . . . . . . . . . .      7
   LIMITED-TERM PORTFOLIO   . . . . . . . . . . . . . . . . . . . . . . .     12
   INTERMEDIATE-TERM PORTFOLIO  . . . . . . . . . . . . . . . . . . . . .     18
   INSURED LONG-TERM PORTFOLIO  . . . . . . . . . . . . . . . . . . . . .     29
   LONG-TERM PORTFOLIO  . . . . . . . . . . . . . . . . . . . . . . . . .     36
   HIGH-YIELD PORTFOLIO   . . . . . . . . . . . . . . . . . . . . . . . .     40

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
DISTRICT OF COLUMBIA (.9%)
  District of Columbia VRDO
   3.75%, 9/6/95                                   $   13,500          $   13,500
   (George Washington Univ.)
   3.75%, 9/6/95                                       23,100              23,100
                                                                       ----------
           STATE TOTAL                                                     36,600
                                                                       ----------
---------------------------------------------------------------------------------
FLORIDA (9.0%)
  Dade County Solid Waste System
   10.00%, 10/1/95 (Prere.)                             5,000               5,123
  Dade County Water & Sewer System
   Rev. VRDO
   3.45%, 9/6/95 (3)                                   90,810              90,810
   TOB 3.67%, 9/7/95                                   24,000              24,000
  Florida Dept. of Transportation
   TOB VRDO
   3.65%, 9/7/95 (3)                                   11,020              11,020
  Florida Municipal Loan Council CP
   3.75%-4.00%,
   9/11/95-12/1/95 (LOC)                               17,700              17,700
  Gainesville Utilities System CP
   3.75%, 11/14/95                                      6,525               6,525
  Gulf Breeze Local Govt. Loan
   Program VRDO
   3.55%, 9/7/95 (3)                                   13,225              13,225
  Jacksonville Electric Auth. CP
   3.40%-3.90%, 10/11/95-12/13/95                      30,200              30,200
  Lee County Hosp. Board CP
   (Lee Memorial Hosp. Project)
   3.40%-4.00%, 10/6/95-11/14/95                       61,500              61,500
  Orlando Utilities Comm. Water &
   Electric Rev. BAN VRDO
   3.55%, 9/7/95                                       47,650              47,650
  Sunshine State Govt. Finance
   Committee CP
   3.70%-3.95%,
   9/25/95-12/5/95 (LOC)                               68,015              68,015
                                                                       ----------
           STATE TOTAL                                                    375,768
                                                                       ----------
---------------------------------------------------------------------------------
GEORGIA (4.2%)
  Burke County Development Auth. PCR
   (Oglethorpe Power)
   VRDO 3.45%, 9/6/95                                  96,900              96,900
   CP 3.50%, 10/16/95 (LOC)                            10,200              10,200
   CP 3.70%, 10/24/95                                   4,500               4,500
  Burke County PCR VRDO
   (Georgia Power)
   3.50%, 9/5/95                                       11,300              11,300
  Cobb County TAN
   5.00%, 12/29/95                                     15,000              15,039
  Municipal Gas Auth. CP
   (Southern Project)
   3.90%-3.95%,
   9/12/95-11/20/95 (LOC)                              36,000              36,000
                                                                       ----------
           STATE TOTAL                                                    173,939
                                                                       ----------
---------------------------------------------------------------------------------
HAWAII (.7%)
  Hawaii GO TOB VRDO
   3.751%, 9/6/95                                       9,600               9,600
  Honolulu City & County CP
   3.70%-3.90%, 10/10/95-11/13/95                      19,000              19,000
                                                                       ----------
           STATE TOTAL                                                     28,600
                                                                       ----------
---------------------------------------------------------------------------------
IDAHO (.4%)
  Idaho TAN
   4.50%, 6/27/96                                      15,000              15,083
                                                                       ----------
---------------------------------------------------------------------------------
ILLINOIS (9.1%)
  Chicago GO
   VRDO 3.65%, 9/7/95 (LOC)                            36,100              36,100
   4.60%, 10/31/95* (LOC)                              22,050              22,050
  Illinois Development Finance
   Auth. PCR
   (Illinois Power)
   CP 3.40%, 10/11/95 (LOC)                            10,000              10,000
   VRDO 3.50%, 9/6/95 (LOC)                            11,600              11,600
  Illinois Education Facilities VRDO
   (DePaul Univ.)
   3.65%, 9/6/95 (LOC)                                 30,800              30,800
  Illinois GO
   5.25%, 7/1/96 (3)                                    9,740               9,854
  Illinois Health Facilities Auth.
   VRDO 3.55%, 9/6/95 (LOC)                             6,000               6,000
   (Evanston Hosp.)
   CP 4.00%, 5/15/96                                   15,000              15,000
   (Franciscan Sisters)
   VRDO 3.65%, 9/6/95 (LOC)                            15,100              15,100
   (Hosp. Sisters Service)
   VRDO 3.50%, 9/6/95 (1)                              21,400              21,400
   (Northwest Community Hosp.)
   3.599%, 9/7/95 (LOC)                                34,570              34,570
   (Univ. of Chicago Hosp.)
   VRDO 3.60%, 9/6/95 (1)                              21,000              21,000
  Illinois Housing
   Development Auth. VRDO
   (Center Apartments)
   3.60%, 9/6/95 (LOC)                                 49,155              49,155
  Illinois RAN
   4.50%, 4/12/96                                      32,600              32,756
  Illinois Toll Highway Auth. VRDO
   3.40%, 9/6/95 (1)                                   64,300              64,300
                                                                       ----------
           STATE TOTAL                                                    379,685
                                                                       ----------
---------------------------------------------------------------------------------

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
INDIANA (1.9%)
  Indiana Educational Facilities Auth.
   VRDO (Univ. of Notre Dame)
   3.55%, 9/7/95                                   $   18,000          $   18,000
  Indianapolis Local Public
   Improvement Notes
   4.25%, 1/11/96                                      14,950              14,990
  Jasper County PCR CP
   (Northern Indiana Public Service)
   3.70%-3.90%,
   9/8/95-10/30/95 (LOC)                                9,400               9,400
  Mt. Vernon PCR
   (General Electric Project)
   CP 3.50%, 10/20/95                                  15,250              15,250
   (Southern Indiana Gas & Electric)
   4.50%, 5/1/96*                                      12,000              12,029
  Petersburg PCR CP
   (Indianapolis Power & Light)
   3.70%, 10/20/95-10/23/95                            11,000              11,000
                                                                       ----------
           STATE TOTAL                                                     80,669
                                                                       ----------
---------------------------------------------------------------------------------
KANSAS (.2%)
  Burlington PCR
   (Kansas City Power & Light)
   3.75%, 10/10/95 (LOC)                                9,600               9,600
                                                                       ----------
---------------------------------------------------------------------------------
LOUISIANA (4.0%)
  Louisiana GO TOB VRDO
   3.751%, 9/6/95 (1)                                  23,645              23,645
  Louisiana Public Facilities Auth.
   (Lady of Lakes Regional
   Medical Center)
   CP 3.70%-4.25%,
   9/7/95-12/8/95 (4)                                  76,590              76,590
   (Sisters of Charity)
   CP 3.50%-3.75%,
   10/13/95-10/19/95                                   31,700              31,700
  Louisiana Recovery Dist. Sales Tax
   VRDO 3.50%, 9/5/95 (3)                               5,100               5,100
  Orleans Levee Dist. VRDO
   3.95%, 9/6/95 (LOC)                                 28,905              28,905
                                                                       ----------
           STATE TOTAL                                                    165,940
                                                                       ----------
---------------------------------------------------------------------------------
MAINE (.4%)
  Maine Health & Higher Education
   Facilities Auth. VRDO
   (Bowdoin College)
   3.50%, 9/6/95 (LOC)                                  6,500               6,500
  Maine TAN
   4.50%, 6/28/96                                      10,000              10,052
                                                                       ----------
           STATE TOTAL                                                     16,552
                                                                       ----------
---------------------------------------------------------------------------------
MARYLAND (.4%)
  Baltimore County
   Metropolitan Dist.
   BAN CP 3.75%, 11/9/95                                8,000               8,000
  Howard County
   Public Improvement
   CP 3.75%, 10/31/95                                   9,400               9,400
                                                                       ----------
           STATE TOTAL                                                     17,400
                                                                       ----------
---------------------------------------------------------------------------------
MASSACHUSETTS (2.1%)
  Commonwealth of Massachusetts GO
   TOB VRDO 3.532%, 9/6/95 (1)                         19,400              19,400
  Massachusetts Bay Transit Auth.
   CP 3.75%-3.80%, 10/13/95 (LOC)                      16,500              16,500
   Notes 5.00%, 9/8/95                                 49,900              49,908
                                                                       ----------
           STATE TOTAL                                                     85,808
                                                                       ----------
---------------------------------------------------------------------------------
MICHIGAN (2.3%)
  Michigan Municipal Bond Auth.
   Rev. Notes
   4.50%, 7/3/96                                       17,000              17,096
  Michigan State Hosp. Finance Auth.
   VRDO (Daughters of Charity)
   3.50%, 9/6/95                                       23,100              23,100
  Michigan State Housing Development
   Auth. VRDO
   3.70%, 9/6/95 (LOC)                                 40,015              40,015
  Michigan State Notes GO
   5.00%, 9/29/95                                      15,000              15,013
                                                                       ----------
           STATE TOTAL                                                     95,224
                                                                       ----------
---------------------------------------------------------------------------------
MINNESOTA (1.0%)
  Anoka-Hennepin Independent School
   Dist. TAN
   5.50%, 3/6/96                                       19,930              19,992
  Minneapolis GO VRDO
   (Arena Acquisition Project)
   3.65%, 9/7/95                                       16,000              16,000
  Regents of Univ. of Minnesota
   CP 3.70%, 10/24/95                                   5,000               5,000
                                                                       ----------
           STATE TOTAL                                                     40,992
                                                                       ----------
---------------------------------------------------------------------------------
MISSISSIPPI (.1%)
  Jackson County VRDO
   (Chevron)
   3.50%, 9/5/95                                        5,500               5,500
                                                                       ----------
---------------------------------------------------------------------------------
MISSOURI (1.0%)
  Missouri Health & Education
   Facilities Auth. VRDO
   (SSM Health Care Project)
   3.55%, 9/6/95 (1)                                   10,000              10,000

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
  Missouri Health & Education
   Finance Auth. VRDO
   (St. Anthony's Medical Center)
   3.55%, 9/5/95                                   $   24,000          $   24,000
  Sisters of Mercy Health
   Care System
   VRDO 3.50%, 9/7/95                                   9,200               9,200
                                                                       ----------
           STATE TOTAL                                                     43,200
                                                                       ----------
---------------------------------------------------------------------------------
NEBRASKA (.5%)
  Lincoln Electric System Rev. CP
   3.75%, 9/11/95                                      15,000              15,000
  Omaha Public Power Dist. CP
   3.70%, 10/24/95                                      5,500               5,500
                                                                       ----------
           STATE TOTAL                                                     20,500
                                                                       ----------
---------------------------------------------------------------------------------
NEVADA (2.9%)
  Clark County Airport VRDO
   3.45%, 9/6/95 (1)                                  113,385             113,385
  Nevada GO TOB VRDO
   3.751%, 9/7/95                                       9,225               9,225
                                                                       ----------
           STATE TOTAL                                                    122,610
                                                                       ----------
---------------------------------------------------------------------------------
NEW HAMPSHIRE (.4%)
  Hillsborough County TAN
   3.78%, 12/28/95                                     16,000              16,002
                                                                       ----------
---------------------------------------------------------------------------------
NEW JERSEY (.8%)
  New Jersey Transportation Trust
   Fund Auth. Notes
   3.67%, 12/27/95                                     33,000              33,000
                                                                       ----------
---------------------------------------------------------------------------------
NEW MEXICO (.1%)
  Hurley PCR VRDO
   (Kennecott Sante Fe Corp. Project)
   3.55%, 9/5/95                                        5,900               5,900
                                                                       ----------
---------------------------------------------------------------------------------
NEW YORK (3.8%)
  New York City GO
   CP 3.90%, 10/30/95 (4)                              24,600              24,600
   TAN 4.50%, 2/15/96                                  65,000              65,226
  New York City Municipal Water
   Finance Auth. CP
   3.70%-3.80%,
   9/13/95-11/17/95 (LOC)                              64,100              64,100
  Port Washington Unified
   School Dist. TAN
   4.25%, 6/27/96                                       4,500               4,520
                                                                       ----------
           STATE TOTAL                                                    158,446
                                                                       ----------
---------------------------------------------------------------------------------
NORTH CAROLINA (3.6%)
  Charlotte Airport Refunding Rev.
   VRDO 3.45%, 9/6/95 (1)                              32,500              32,500
  North Carolina Education Facilities
   Auth. VRDO
   (Duke Univ.)
   3.751%, 9/7/95                                      21,700              21,700
  North Carolina Medical Care
   Hosp. Rev. VRDO
   (Duke Univ. Hosp.)
   3.751%, 9/7/95                                      20,400              20,400
   (Moses Cone Hosp.)
   3.80%, 9/7/95                                       19,500              19,500
  North Carolina Public Power Agency
   TOB VRDO 3.70%, 9/6/95 (2)                          45,000              45,000
  Wake County Pollution Control
   Finance Auth. VRDO
   (Carolina Power & Light)
   3.50%, 9/6/95 (LOC)                                 11,500              11,500
                                                                       ----------
           STATE TOTAL                                                    150,600
                                                                       ----------
---------------------------------------------------------------------------------
OHIO (1.0%)
  Butler County GO BAN
   4.80%, 11/3/95                                       1,700               1,701
  Columbus Electric VRDO
   3.70%, 10/2/95 (LOC)                                 8,500               8,500
  Columbus GO VRDO
   3.30%, 9/7/95                                        8,000               8,000
  Ohio Student Loan Rev. VRDO
   3.50%, 9/6/95 (LOC)                                 24,850              24,850
                                                                       ----------
           STATE TOTAL                                                     43,051
                                                                       ----------
---------------------------------------------------------------------------------
OKLAHOMA (.3%)
  Oklahoma City Industrial & Cultural
   Facilities Trust VRDO
   3.90%, 9/5/95 (LOC)                                 12,800              12,800
                                                                       ----------
---------------------------------------------------------------------------------
OREGON (1.3%)
  Oregon Veterans Welfare VRDO
   3.60%, 9/6/95 (LOC)                                 55,400              55,400
                                                                       ----------
---------------------------------------------------------------------------------
PENNSYLVANIA (.4%)
  Delaware County PCR CP
   (PECO Energy Co.)
   3.70%, 10/10/95 (3)                                  5,500               5,500
  Emmaus General Auth. VRDO
   3.65%, 9/6/95                                        2,500               2,500
  Geisinger Auth. Health System VRDO
   (Montour County)
   3.25%, 9/5/95                                          800                 800
  Northeast Pennsylvania Hosp. Auth. CP
   (Hosp. Central Services)
   3.70%, 10/23/95 (1)                                  2,000               2,000
  Sayre Health Care Facility Auth.
   VRDO 3.50%, 9/6/95 (2)                               3,900               3,900
                                                                       ----------
           STATE TOTAL                                                     14,700
                                                                       ----------
---------------------------------------------------------------------------------

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
SOUTH CAROLINA (.8%)
  Greenville Hosp. System VRDO
   3.55%, 9/7/95                                   $   24,500          $   24,500
  South Carolina Public Service
   Auth. CP
   3.70%-3.80%,
   9/8/95-9/11/95                                       7,200               7,200
                                                                       ----------
           STATE TOTAL                                                     31,700
                                                                       ----------
---------------------------------------------------------------------------------
SOUTH DAKOTA (.1%)
  South Dakota School Dist. Certificates
   4.75%, 7/30/96                                       2,795               2,815
                                                                       ----------
---------------------------------------------------------------------------------
TENNESSEE (1.2%)
  Metropolitan Govt. of Nashville
   Airport Auth. VRDO
   3.50%, 9/6/95 (3)                                   10,000              10,000
  Metropolitan Govt. of Nashville
   & Davidson County
   Health Education CP
   (Baptist Hosp.)
   3.70%-3.80%, 9/8/95-10/26/95                        26,100              26,100
   (Vanderbilt Univ.)
   3.70%, 10/24/95                                     10,000              10,000
  Tennessee VRDO
   3.60%, 9/6/95                                        5,000               5,000
                                                                       ----------
           STATE TOTAL                                                     51,100
                                                                       ----------
---------------------------------------------------------------------------------
TEXAS (14.3%)
  Austin Utility System CP
   3.75%, 9/14/95 (LOC)                                 9,500               9,500
  Bexar County VRDO
   (Incarnate Word Health Service)
   3.55%, 9/6/95 (4)                                   74,200              74,200
  Dallas Counties Waterworks & Sewer
   TOB VRDO 3.751%, 9/6/95                             30,000              30,000
  Dallas/Fort Worth International
   Airport CP
   3.80%, 11/1/95 (LOC)                                11,500              11,500
  Dallas Water Utility Dept. CP
   3.50%-3.75%, 10/17/95-11/14/95                      19,709              19,709
  Gulf Coast Waste Disposal Auth. PCR
   (Amoco Oil Project)
   VRDO 3.35%, 9/5/95                                   3,450               3,450
   (Exxon Project)
   CP 3.80%, 11/16/95                                   3,000               3,000
  Harris County Health Facility
   Development Corp. VRDO
   (Children's Hosp.)
   3.55%, 9/6/95                                       21,000              21,000
   (St. Luke's Episcopal Hosp.)
   3.40%, 9/5/95                                        2,300               2,300
  Harris County School Health
   System CP (Sisters of Charity)
   3.40%-3.75%,
   10/10/95-10/24/95                                   27,600              27,600
  Harris County Toll Road VRDO
   3.50%, 9/6/95                                       56,700              56,700
  Houston TRAN
   4.50%, 6/27/96                                      10,000              10,063
  Houston VRDO
   3.55%, 9/6/95                                       22,100              22,100
   3.55%, 9/6/95 (LOC)                                 42,000              42,000
  Houston Independent School Dist.
   TRAN 4.50%, 8/29/96                                 15,000              15,086
  North-Central Texas Health Facilities
   Development Corp. CP
   (Methodist Hosp.-Dallas)
   3.40%-3.75%,
   9/25/95-11/28/95 (1)                                39,100              39,100
  Richardson Independent School Dist.
   TRAN 4.50%, 8/30/96                                  9,000               9,041
  San Antonio Electric & Gas CP
   3.50%, 10/16/95                                      5,000               5,000
  San Antonio GO TOB VRDO
   3.65%, 9/7/95                                        6,000               6,000
  Southwest Higher Education Auth.
   (Southern Methodist Univ.)
   VRDO 3.50%, 9/5/95 (LOC)                             4,500               4,500
  Tarrant County Health Facility
   Development Corp. VRDO
   (Harris Methodist Health)
   3.80%, 9/7/95 (LOC)                                  9,900               9,900
  Texas Municipal Power Agency
   BAN CP
   3.55%-3.80%, 9/8/95-10/20/95                        20,850              20,850
  Texas Municipal Power Agency Rev.
   9.50%, 9/1/95 (Prere.)                               4,050               4,131
  Texas Public Finance Auth. GO CP
   3.80%-4.20%, 10/5/95-12/7/95                        72,200              72,200
  Texas Public Finance Auth. Rev. CP
   3.70%, 10/24/95                                     13,300              13,300
  Texas GO TOB VRDO
   3.903%, 9/7/95 (Prere.)                              9,350               9,350
  Texas TRAN
   4.75%, 8/30/96                                      25,000              25,163
  Univ. of Texas Board of Regents
   CP 3.40%-3.55%,
   10/11/95-10/16/95                                   19,955              19,955
   TOB VRDO 3.65%, 9/7/95                              10,170              10,170
                                                                       ----------
           STATE TOTAL                                                    596,868
                                                                       ----------
---------------------------------------------------------------------------------

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
UTAH (1.7%)
  Emery County PCR VRDO
   (Pacific Corp.)
   3.55%, 9/5/95 (2)                               $    3,000          $    3,000
  Intermountain Power Agency
   CP 3.80%-3.85%,
   12/12/95-12/14/95 (LOC)                             28,600              28,600
   CP 3.55%-3.90%,
   9/11/95-10/16/95                                    28,325              28,325
   3.75%, 9/15/95*                                     10,000              10,000
  Salt Lake City PCR
   (Amoco Project)
   4.40%, 10/1/95*                                      1,000               1,000
                                                                       ----------
           STATE TOTAL                                                     70,925
                                                                       ----------
---------------------------------------------------------------------------------
VIRGINIA (2.1%)
  Fairfax County Industrial
   Development Auth.
   (Fairfax Hosp.)
   VRDO 3.65%, 9/6/95 (LOC)                            46,500              46,500
   (Inova Health System Project)
   CP 3.60%-3.85%,
   10/13/95-10/23/95                                   18,800              18,800
  Louisa Industrial Development Auth.
   CP 3.80%, 10/10/95                                   4,100               4,100
  Virginia Housing Commonwealth
   Mortgage Bond
   4.12%, 9/12/95*                                     10,000              10,001
   4.25%, 9/12/95*                                     10,000              10,000
                                                                       ----------
           STATE TOTAL                                                     89,401
                                                                       ----------
---------------------------------------------------------------------------------
WASHINGTON (1.4%)
  Chelan County Development Corp.
   PCR VRDO
   (Alcoa Project)
   3.75%, 9/5/95 (LOC)                                  8,300               8,300
  Port of Seattle GO VRDO
   3.50%, 9/6/95                                        2,800               2,800
  Seattle Municipal Light & Power
   VRDO 3.50%, 9/6/95                                  30,700              30,700
   CP 3.90%, 12/6/95                                    6,000               6,000
   9.70%, 9/1/95 (Prere.)                               4,865               4,962
  Washington Motor Vehicle
   9.50%, 9/1/95 (Prere.)                               4,700               4,700
                                                                       ----------
           STATE TOTAL                                                     57,462
                                                                       ----------
---------------------------------------------------------------------------------
WEST VIRGINIA (.5%)
  Kanawah Building Comm. Hosp.
   (Charleston Medical Inc.)
   VRDO 3.85%, 9/6/95 (LOC)                            18,435              18,435
                                                                       ----------
---------------------------------------------------------------------------------
WISCONSIN (3.1%)
  Milwaukee School Order Notes
   4.50%, 8/22/96                                      20,000              20,093
  Milwaukee Short Term
   Promissory Notes
   5.50%, 2/22/96                                      15,000              15,052
  Oak Creek City VRDO
   (Wisconsin Electric Power Co.)
   3.55%, 9/7/95                                       33,800              33,800
  Wisconsin GO TOB VRDO
   3.751%, 9/6/95                                      25,570              25,570
  Wisconsin Operating Notes
   4.50%, 6/17/96                                      35,000              35,217
                                                                       ----------
           STATE TOTAL                                                    129,732
                                                                       ----------
---------------------------------------------------------------------------------
WYOMING (.4%)
  Lincoln County PCR
   (Amoco)
   4.40%, 10/1/95*                                      2,000               2,000
   (Exxon)
   VRDO 3.35%, 9/5/95                                     500                 500
  Sweetwater County PCR
   (Chevron)
   4.30%, 12/15/95*                                     6,800               6,833
  Uinta County PCR
   (Chevron)
   4.30%, 12/15/95*                                     6,150               6,180
                                                                       ----------
           STATE TOTAL                                                     15,513
                                                                       ----------
---------------------------------------------------------------------------------
TOTAL MUNICIPAL MONEY MARKET
  INSTRUMENTS
  (Cost $4,176,928)                                                     4,176,928
---------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-.3%)
---------------------------------------------------------------------------------
  Other Assets--Note B                                                     40,737
  Liabilities                                                             (51,970)
                                                                       ----------
                                                                          (11,233)
---------------------------------------------------------------------------------
NET ASSETS (100%)
---------------------------------------------------------------------------------
  Applicable to 4,166,374,427 outstanding
   $.001 par value shares
   (authorized 5,500,000,000 shares)                                   $4,165,695
---------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                   $1.00
=================================================================================

+See Note A to Financial Statements.

For explanations of abbreviations and other references, see page 45.

---------------------------------------------------------------------------------
AT AUGUST 31, 1995,
  NET ASSETS CONSISTED OF:
---------------------------------------------------------------------------------
                                                       Amount                 Per
                                                        (000)               Share
                                                   ----------               -----
  Paid in Capital                                  $4,166,389               $1.00
  Undistributed Net
   Investment Income                                       --                  --
  Accumulated Net
   Realized Losses--Note E                               (694)                 --
  Unrealized Appreciation
   of Investments                                          --                  --
---------------------------------------------------------------------------------
NET ASSETS                                         $4,165,695               $1.00
---------------------------------------------------------------------------------


                                                         Face              Market
                                                       Amount               Value
SHORT-TERM PORTFOLIO                                    (000)              (000)+
---------------------------------------------------------------------------------
MUNICIPAL BONDS (100.1%)
---------------------------------------------------------------------------------
ALABAMA (1.5%)
  Birmingham GO VRDO
   3.60%, 9/7/95 (LOC)                            $     9,700         $     9,700
  Birmingham North Medical Clinic
   (Carraway Hosp.)
   9.00%, 10/1/95 (Prere.)                              8,500               8,706
  Huntsville Health Care Auth. VRDO
   3.45%, 9/7/95 (1)                                    2,600               2,600
                                                                       ----------
           STATE TOTAL                                                     21,006
                                                                       ----------
---------------------------------------------------------------------------------
ALASKA (2.9%)
  Alaska Housing Finance Corp. VRDO
   3.60%, 9/6/95                                       10,700              10,700
   3.70%, 9/6/95                                        4,700               4,700
  Anchorage Electric Rev.
   9.75%, 9/1/95 (Prere.)                               3,700               3,774
  North Slope Borough GO
   7.125%, 7/1/98 (1)                                   7,710               8,278
   7.15%, 7/1/99 (1)                                    5,670               6,197
  Valdez Marine Terminal Rev. VRDO
   (Exxon Pipeline Project)
   3.50%, 9/5/95                                        8,000               8,000
                                                                       ----------
           STATE TOTAL                                                     41,649
                                                                       ----------
---------------------------------------------------------------------------------
ARIZONA (.5%)
  Maricopa County PCR VRDO
   3.50%, 9/5/95 (LOC)                                  7,000               7,000
                                                                       ----------
---------------------------------------------------------------------------------
CALIFORNIA (10.7%)
  Alameda County Public Facilities Corp.
   COP 6.15%, 9/1/96* (LOC)                             5,000               5,053
  Los Angeles COP
   5.50%, 12/1/96                                       3,400               3,459
  Los Angeles Dept. of Water &
   Power Rev.
   9.00%, 11/15/97                                      5,855               6,443
  Orange County Sanitation Dist. VRDO
   3.40%, 9/5/95 (LOC)                                  6,700               6,700
   3.90%, 9/7/95 (2) (LOC)                             21,431              21,431
  Riverside County TRAN
   4.75%, 7/1/96                                       20,000              20,114
  Sacramento County TRAN
   4.50%, 9/29/95                                      25,000              25,000
   4.75%, 10/4/96                                      20,000              20,137
  Sacramento Utility Rev.
   7.875%, 8/15/98 (Prere.)                             4,000               4,497
  San Diego County TRAN
   4.50%, 9/29/95                                      15,000              15,000
   4.50%, 9/30/96                                      15,000              15,070
  San Diego Unified School Dist. TRAN
   4.75%, 10/10/96 (LOC)                               10,000              10,102

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
  Santa Clara County Finance Auth.
   Rev. VRDO
   3.45%, 9/6/95                                  $     1,500         $     1,500
                                                                      -----------
           STATE TOTAL                                                    154,506
                                                                      -----------
---------------------------------------------------------------------------------
COLORADO (.7%)
  Jefferson County School Dist.
   8.50%, 12/15/95 (Prere.)                             5,000               5,069
  Municipal Subdist. of
   Northern Colorado
   9.00%, 12/1/95 (Prere.)                              3,000               3,069
   9.25%, 12/1/95 (Prere.)                              2,420               2,477
                                                                      -----------
           STATE TOTAL                                                     10,615
                                                                      -----------
---------------------------------------------------------------------------------
CONNECTICUT (1.6%)
  Connecticut Development Auth.
   PCR VRDO
   (Connecticut Light & Power Co.)
   3.55%, 9/6/95 (LOC)                                 10,300              10,300
  Connecticut Economic
   Recovery Notes
   VRDO 3.55%, 9/6/95                                     800                 800
  Connecticut GO
   5.65%, 11/15/98                                      2,500               2,617
  Connecticut Special Tax
   Obligation Rev.
   4.25%, 9/1/95                                        5,630               5,630
   8.60%, 10/15/95 (Prere.)                             3,075               3,154
                                                                      -----------
           STATE TOTAL                                                     22,501
                                                                      -----------
---------------------------------------------------------------------------------
DISTRICT OF COLUMBIA (.7%)
  District of Columbia GO
   0.00%, 6/1/00 (1)                                    6,900               5,505
   5.60%, 6/1/96 (3)                                    5,000               5,054
                                                                      -----------
           STATE TOTAL                                                     10,559
                                                                      -----------
---------------------------------------------------------------------------------
FLORIDA (7.8%)
  Dade County School Dist.
   7.00%, 8/1/98 (3)                                    7,510               8,077
  Dade County Water & Sewer System
   Rev. VRDO
   3.45%, 9/6/95 (3)                                   19,535              19,535
  Gulf Breeze Local Govt. Loan Program
   VRDO 3.55%, 9/7/95 (3)                               5,840               5,840
  Hillsborough County Aviation Auth.
   (Tampa Airport)
   3.50%, 10/1/95 (3)                                   4,980               4,979
  Jacksonville Electric Auth. Rev.
   7.50%, 10/1/95 (Prere.)                              9,090               9,255
   (St. John's River Project)
   10.25%, 10/1/95 (Prere.)                             5,000               5,127
  Jacksonville Hosp. Rev.
   10.50%, 10/1/97 (Prere.)                             8,000               9,197
  Jacksonville Transportation Auth.
   9.00%, 1/1/98 (Prere.)                               3,780               4,263
  Orlando Utilities Comm. Water &
   Electric Rev.
   BAN VRDO 3.55%, 9/7/95                              19,850              19,850
   4.40%, 10/1/96                                       3,255               3,278
   8.50%, 10/1/95 (Prere.)                             13,980              14,315
  Tampa Utilities Auth.
   8.00%, 10/1/97 (Prere.)                              7,700               8,476
                                                                      -----------
           STATE TOTAL                                                    112,192
                                                                      -----------
---------------------------------------------------------------------------------
GEORGIA (2.4%)
  Burke County Development
   Auth. PCR VRDO
   (Oglethorpe Power)
   3.45%, 9/6/95                                        2,000               2,000
  Burke County PCR VRDO
   (Georgia Power)
   3.50%, 9/5/95                                        5,500               5,500
   3.60%, 9/5/95                                        3,400               3,400
  Georgia GO
   6.80%, 8/1/98                                        6,155               6,623
   7.00%, 11/1/95                                       4,725               4,752
   7.70%, 4/1/99                                        5,000               5,582
  Gwinnett County Water & Sewer Auth.
   8.75%, 8/1/96 (Prere.)                               6,000               6,389
                                                                      -----------
           STATE TOTAL                                                     34,246
                                                                      -----------
---------------------------------------------------------------------------------
HAWAII (3.9%)
  Hawaii GO
   5.00%, 11/1/96                                      12,870              13,051
   5.00%, 11/1/97                                      10,000              10,209
   5.00%, 11/1/98                                      16,000              16,413
  Honolulu City & County GO
   3.60%, 10/1/95                                      14,000              13,999
   9.00%, 3/1/96                                        3,000               3,076
                                                                      -----------
           STATE TOTAL                                                     56,748
                                                                      -----------
---------------------------------------------------------------------------------
ILLINOIS (4.5%)
  Chicago GO
   7.50%, 1/1/99 (Prere.)                               5,000               5,580
   VRDO 3.65%, 9/7/95 (LOC)                            14,000              14,000
  Chicago Metropolitan Sanitation Dist.
   7.85%, 1/1/98 (Prere.)                               5,600               6,163
  Chicago Metropolitan Water
   7.25%, 1/1/99 (Prere.)                               3,490               3,807
  Chicago Metropolitan Water
   Capital Improvement
   6.40%, 1/1/00                                        5,000               5,370

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
  Chicago Public Building Comm.
   4.50%, 12/1/98 (1)                             $     8,000         $     8,055
   7.75%, 1/1/99 (3) (Prere.)                           5,000               5,618
  Chicago School Finance Auth. GO
   4.40%, 6/1/98 (1)                                    6,755               6,796
  Illinois GO
   5.50%, 8/1/98                                        7,700               7,953
  Illinois Toll Highway Auth. VRDO
   3.40%, 9/6/95 (1)                                      800                 800
                                                                      -----------
           STATE TOTAL                                                     64,142
                                                                      -----------
---------------------------------------------------------------------------------
KENTUCKY (.8%)
  Ashland City PCR VRDO
   (Ashland Oil)
   3.35%, 9/7/95                                        5,700               5,700
  Kentucky Property & Buildings
   4.00%, 9/1/95                                        6,420               6,420
                                                                      -----------
           STATE TOTAL                                                     12,120
                                                                      -----------
---------------------------------------------------------------------------------
LOUISIANA (1.5%)
  Jefferson Parish Sales Tax Rev.
   5.90%, 12/1/95 (3)                                   4,175               4,197
  Louisiana Recovery Dist. Sales Tax
   5.50%, 7/1/97                                       10,000              10,196
  Plaquemines Port Harbor &
   Terminal CP
   (Electro Coal)
   4.00%, 9/12/95                                       7,000               7,000
                                                                      -----------
           STATE TOTAL                                                     21,393
                                                                      -----------
---------------------------------------------------------------------------------
MAINE (.7%)
  Maine Municipal Bond Bank
   3.875%, 11/1/96                                     10,000              10,007
                                                                      -----------
---------------------------------------------------------------------------------
MASSACHUSETTS (6.6%)
  Massachusetts Bay
   Transportation Auth.
   7.10%, 3/1/99 (3) (Prere.)                           7,800               8,640
  Massachusetts Consolidated Loan
   7.00%, 6/1/99 (Prere.)                              10,000              11,099
   7.50%, 2/1/99 (3) (Prere.)                           6,400               7,143
  Massachusetts GO
   4.05%, 9/1/95                                       12,000              12,000
   5.50%, 7/1/99                                       10,000              10,405
   5.70%, 8/1/96                                        8,000               8,133
   7.25%, 7/1/98 (Prere.)                               5,000               5,482
  Massachusetts Municipal
   Wholesale Electric
   6.00%, 7/1/97                                        2,355               2,424
  Massachusetts Water Resources Auth.
   BAN 4.125%, 10/15/95                                10,000              10,003
   7.625%, 4/1/00 (Prere.)                             17,645              20,216
                                                                      -----------
           STATE TOTAL                                                     95,545
                                                                      -----------
---------------------------------------------------------------------------------
MICHIGAN (1.0%)
  Michigan Trunk Line
   5.50%, 11/15/98                                     13,720              14,240
                                                                      -----------
---------------------------------------------------------------------------------
MISSISSIPPI (.4%)
  Jackson County VRDO
   (Chevron)
   3.50%, 9/5/95                                        5,800               5,800
                                                                      -----------
---------------------------------------------------------------------------------
MISSOURI (.5%)
  Missouri Health & Educational
   Facilities Auth. VRDO
   3.55%, 9/5/95                                        7,200               7,200
                                                                      -----------
---------------------------------------------------------------------------------
NEBRASKA (.1%)
  Nebraska Public Power Dist. Electric
   System Rev.
   4.80%, 1/1/96                                        2,000               2,007
                                                                      -----------
---------------------------------------------------------------------------------
NEVADA (.5%)
  Clark County Airport
   VRDO 3.45%, 9/6/95 (1)                               3,150               3,150
   13.25%, 7/1/97 (Prere.)                              3,015               3,505
                                                                      -----------
           STATE TOTAL                                                      6,655
                                                                      -----------
---------------------------------------------------------------------------------
NEW JERSEY (.7%)
  New Jersey Turnpike Auth.
   VRDO 3.05%, 9/6/95 (3) (LOC)                         3,700               3,700
   4.80%, 1/1/96                                        7,000               7,024
                                                                      -----------
           STATE TOTAL                                                     10,724
                                                                      -----------
---------------------------------------------------------------------------------
NEW MEXICO (.3%)
  Albuquerque Water & Sewer
   5.90%, 7/1/98 (ETM)                                  4,105               4,304
                                                                      -----------
---------------------------------------------------------------------------------
NEW YORK (5.0%)
  New York City GO
   VRDO 3.50%, 9/6/95 (LOC)                            10,400              10,400
   6.80%, 2/1/97                                        9,985              10,274
   6.80%, 2/1/97 (ETM)                                  2,990               3,106
  New York City Metropolitan
   Transportation Auth. RAN
   5.50%, 12/14/95                                     10,000              10,048
  New York State Dormitory Auth.
   (City Univ.)
   4.90%, 7/1/96                                        5,205               5,244
   5.25%, 7/1/97                                        2,780               2,825
  New York State Medical Care Facility
   7.80%, 2/15/99 (Prere.)                              5,000               5,660
   (Mt. Sinai Hosp.)
   8.875%, 1/15/96 (Prere.)                             7,000               7,274
   (Mental Health Service)
   7.90%, 8/15/96                                       8,145               8,432

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
  New York State Urban
   Development Corp.
   6.75%, 1/1/96                                  $     3,135         $     3,163
  Triborough Bridge & Tunnel Rev.
   7.875%, 1/1/98 (Prere.)                              5,000               5,493
                                                                      -----------
           STATE TOTAL                                                     71,919
                                                                      -----------
---------------------------------------------------------------------------------
NORTH CAROLINA (3.8%)
  Charlotte Airport VRDO
   3.45%, 9/6/95 (1)                                      800                 800
  North Carolina Eastern Municipal
   Power Agency
   7.25%, 1/1/99 (Prere.)                               3,000               3,334
  North Carolina Medical Care VRDO
   (Duke Univ. Hosp.)
   3.751%, 9/7/95                                       9,200               9,200
  North Carolina Municipal
   Power Agency
   7.875%, 1/1/98 (Prere.)                             12,000              13,238
   (Catawba Electric)
   CP 3.75%, 9/25/95                                   14,000              14,000
   4.50%, 1/1/96                                        2,000               2,003
   7.625%, 1/1/98 (2) (Prere.)                          5,000               5,488
   9.00%, 1/1/96 (Prere.)                               5,845               6,064
                                                                      -----------
           STATE TOTAL                                                     54,127
                                                                      -----------
---------------------------------------------------------------------------------
OHIO (3.7%)
  Columbus Refunding Limited Tax
   3.90%, 7/1/97                                        4,850               4,852
  Columbus Sewer Rev. VRDO
   3.45%, 9/7/95                                        1,500               1,500
  Ohio Public Facilities Comm.
   4.10%, 12/1/95                                       9,830               9,841
   4.25%, 6/1/96                                       12,660              12,703
   5.30%, 12/1/95                                       6,000               6,024
   5.30%, 12/1/96                                       5,000               5,077
  Ohio Student Loan Rev. VRDO
   3.50%, 9/6/95 (LOC)                                  1,400               1,400
  Ohio Water Development Auth.
   4.40%, 12/1/95                                       5,000               5,008
   4.60%, 6/1/96                                        6,800               6,835
                                                                      -----------
           STATE TOTAL                                                     53,240
                                                                      -----------
---------------------------------------------------------------------------------
OKLAHOMA (.7%)
  Grand River Dam Auth.
   4.90%, 6/1/98                                       10,000              10,190
                                                                      -----------
---------------------------------------------------------------------------------
PENNSYLVANIA (5.5%)
  Northumberland County Auth.
  Commonwealth Lease Rev.
   5.75%, 10/15/95 (1)                                  3,480               3,489
  Pennsylvania GO
   10.00%, 4/15/98                                     16,000              18,255
  Pennsylvania Turnpike Comm. Rev.
   7.875%, 12/1/96 (Prere.)                             7,640               8,166
  Philadelphia GO
   CP 3.85%, 10/23/95 (LOC)                            11,500              11,502
   5.25%, 11/15/96 (3)                                  4,150               4,215
   5.75%, 11/15/98 (3)                                  6,655               6,943
   6.00%, 11/15/99 (3)                                 10,000              10,588
  Philadelphia School Dist.
   6.60%, 7/1/98 (1)                                    4,815               5,106
   6.70%, 7/1/99 (1)                                    5,145               5,566
  Philadelphia Water & Sewer
   6.90%, 10/1/99 (Prere.)                              5,000               5,570
                                                                      -----------
           STATE TOTAL                                                     79,400
                                                                      -----------
---------------------------------------------------------------------------------
RHODE ISLAND (.4%)
  Rhode Island Student Loan Auth. Rev.
   5.40%, 12/1/95                                       6,000               6,018
                                                                      -----------
---------------------------------------------------------------------------------
SOUTH CAROLINA (1.7%)
  Greenville Hosp. System Facility Rev.
   VRDO 3.55%, 9/7/95                                   6,700               6,700
  Piedmont Municipal Power Agency
   7.75%, 1/1/96 (Prere.)                               3,700               3,804
   8.00%, 1/1/96 (Prere.)                               9,430               9,704
   9.70%, 1/1/96 (Prere.)                               4,500               4,722
                                                                      -----------
           STATE TOTAL                                                     24,930
                                                                      -----------
---------------------------------------------------------------------------------
TENNESSEE (.8%)
  Metropolitan Govt. of Nashville &
   Davidson County
   8.75%, 1/1/96 (Prere.)                               5,000               5,182
   10.50%, 12/1/97 (Prere.)                             5,750               6,551
                                                                      -----------
           STATE TOTAL                                                     11,733
                                                                      -----------
---------------------------------------------------------------------------------
TEXAS (17.1%)
  Austin Combined Utility System Rev.
   5.00%, 11/15/95 (2)                                  3,840               3,850
   7.60%, 11/15/99 (1)                                  5,000               5,612
   10.25%, 11/15/95 (Prere.)                           24,395              25,203
   11.125%, 11/15/99 (Prere.)                           4,000               5,036
   14.25%, 5/15/97 (Prere.)                             7,090               8,281
  Dallas-Fort Worth Regional Airport
   3.40%, 11/1/95 (1)                                  15,555              15,545
  El Paso Health Facilities VRDO
   (Providence Memorial Hosp.)
   3.55%, 9/5/95 (LOC)                                  1,700               1,700
  Fort Worth Water & Sewer
   5.60%, 2/15/98                                       3,500               3,614

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
  Harris County Toll Road VRDO
   3.50%, 9/6/95                                  $    24,000         $    24,000
  Houston Hotel Occupancy Rev.
   6.00%, 7/1/99 (4)                                    4,000               4,230
  Houston VRDO
   3.55%, 9/6/95 (LOC)                                  3,200               3,200
  Houston Water & Sewer System
   8.10%, 12/1/96 (Prere.)                             10,000              10,715
   9.375%, 12/1/95 (3) (Prere.)                         9,320               9,635
  Jefferson PCR VRDO
   (Texaco Inc.)
   3.55%, 9/5/95                                        6,200               6,200
  Northside Independent School Dist.
   4.90%, 2/1/00                                        5,000               5,105
  Sam Rayburn Municipal
   Power Agency
   9.25%, 9/1/95 (Prere.)                              37,000              37,740
  Texas Municipal Power Agency Rev.
   5.00%, 9/1/96                                        5,000               5,048
   14.25%, 3/1/97 (Prere.)                              5,250               6,029
  Texas National Research GO
   7.125%, 4/1/00 (Prere.)                             11,805              13,283
  Texas Public Finance Auth. GO CP
   3.75%, 10/12/95                                     27,400              27,400
  Texas TRAN
   4.75%, 8/30/96++                                    25,000              25,202
                                                                      -----------
           STATE TOTAL                                                    246,628
                                                                      -----------
---------------------------------------------------------------------------------
UTAH (.6%)
  Intermountain Power Agency
   7.00%, 7/1/99 (Prere.)                               5,100               5,670
   7.75%, 7/1/96 (Prere.)                               2,500               2,631
                                                                      -----------
           STATE TOTAL                                                      8,301
                                                                      -----------
---------------------------------------------------------------------------------
VIRGINIA (1.5%)
  Chesterfield County Industrial
   Development Auth.
   3.75%, 9/11/95                                      14,000              14,000
  Fairfax County GO
   7.30%, 10/1/95 (Prere.)                              4,495               4,598
  Virginia Public School Auth.
   7.30%, 1/1/97 (Prere.)                               3,345               3,553
                                                                      -----------
           STATE TOTAL                                                     22,151
                                                                      -----------
---------------------------------------------------------------------------------
WASHINGTON (7.5%)
  King County GO
   6.70%, 1/1/99                                        9,000               9,652
  Renton School Dist. GO
   5.50%, 12/1/95                                       5,600               5,623
  Seattle Metropolitan Municipality
   7.875%, 1/1/96 (Prere.)                              3,700               3,824
  Snohomish County Public
   Utility Dist.
   5.00%, 1/1/00 (3)                                    3,000               3,062
   9.75%, 1/1/99 (3)                                    5,315               6,185
  Washington GO
   3.35%, 10/1/95                                       2,000               1,999
   7.00%, 10/1/96                                       6,405               6,619
   7.60%, 9/1/96 (Prere.)                               4,325               4,491
   7.75%, 12/1/98 (Prere.)                              2,500               2,774
   8.00%, 9/1/96 (Prere.)                              21,695              22,611
   8.10%, 9/1/95                                        5,000               5,000
   8.60%, 10/1/97 (Prere.)                              5,000               5,462
   9.20%, 5/1/96 (Prere.)                               2,300               2,383
   9.30%, 5/1/96 (Prere.)                               5,000               5,184
  Washington Health Care Auth.
   (Empire Health Spokane)
   8.00%, 11/1/97 (1)(Prere.)                           9,200              10,139
  Washington Motor Vehicle Fuel Tax
   8.00%, 9/1/96 (Prere.)                              12,750              13,288
                                                                      -----------
           STATE TOTAL                                                    108,296
                                                                      -----------
---------------------------------------------------------------------------------
WEST VIRGINIA (.5%)
  West Virginia School Building Auth.
   6.00%, 7/1/98                                        7,000               7,314
                                                                      -----------
---------------------------------------------------------------------------------
WISCONSIN (.8%)
  City of Milwaukee GO
   5.00%, 6/1/96                                        7,710               7,781
  Wisconsin GO
   7.00%, 5/1/98 (Prere.)                               3,185               3,444
                                                                      -----------
           STATE TOTAL                                                     11,225
                                                                      -----------
---------------------------------------------------------------------------------
WYOMING (.2%)
  Platte County PCR
   3.60%, 1/1/96                                        3,000               2,999
                                                                      -----------
---------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (Cost $1,435,123)                                                     1,443,630
---------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-.1%)
---------------------------------------------------------------------------------
  Other Assets--Note B                                                     27,246
  Liabilities                                                             (28,867)
                                                                      -----------
                                                                           (1,621)
---------------------------------------------------------------------------------
NET ASSETS (100%)
---------------------------------------------------------------------------------
  Applicable to 92,488,704 outstanding
   $.001 par value shares
   (authorized 250,000,000 shares)                                    $ 1,442,009
---------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                             $     15.59
=================================================================================

+See Note A to Financial Statements.

For explanations of abbreviations and other references, see page 45.


---------------------------------------------------------------------------------
AT AUGUST 31, 1995,
  NET ASSETS CONSISTED OF:
---------------------------------------------------------------------------------
                                                       Amount                 Per
                                                        (000)               Share
                                                   ----------              ------
  Paid in Capital                                  $1,433,714              $15.50
  Undistributed Net
   Investment Income                                       --                  --
  Accumulated Net
   Realized Losses--Note E                               (212)                 --
  Unrealized Appreciation of
   Investments--Note F                                  8,507                 .09
---------------------------------------------------------------------------------
NET ASSETS                                         $1,442,009              $15.59
---------------------------------------------------------------------------------


                                                         Face              Market
                                                       Amount               Value
LIMITED-TERM PORTFOLIO                                  (000)              (000)+
---------------------------------------------------------------------------------
MUNICIPAL BONDS (100.8%)
---------------------------------------------------------------------------------
ALABAMA (.2%)
  Huntsville Health Care Auth.
   VRDO 3.45%, 9/7/95 (1)                            $  3,300       $       3,300
                                                                    -------------
---------------------------------------------------------------------------------
ALASKA (1.6%)
  Alaska Housing Finance Corp. VRDO
   3.55%, 9/7/95 (LOC)                                  1,200               1,200
   3.60%, 9/6/95                                        1,800               1,800
  North Slope Borough GO
   0.00%, 6/30/97 (1)                                   1,000                 928
   7.25%, 6/30/00 (5)                                  20,000              22,244
                                                                    -------------
           STATE TOTAL                                                     26,172
                                                                    -------------
---------------------------------------------------------------------------------
ARIZONA (1.0%)
  Maricopa County School Dist. #4
   6.00%, 7/1/97 (2)                                   10,000              10,341
  City of Mesa Utility System Rev.
   6.10%, 7/1/96 (3)                                    4,000               4,077
  Salt River Project Agricultural
   Improvement & Power Dist.
   5.80%, 1/1/96                                        2,000               2,014
                                                                    -------------
           STATE TOTAL                                                     16,432
                                                                    -------------
---------------------------------------------------------------------------------
CALIFORNIA (11.6%)
  Alameda County Public Facilities
   Corp. COP
   6.15%, 9/1/96* (LOC)                                10,000              10,106
  California GO
   7.50%, 11/1/03 (3)                                   6,000               7,070
   8.90%, 3/1/97                                        3,000               3,207
   10.00%, 4/1/98                                      19,600              22,313
   10.50%, 10/1/00                                      3,000               3,794
  Clovis Unified School Dist.
   4.50%, 8/1/96                                       11,250              11,327
  Contra Costa Transportation Auth.
   Sales Tax Rev.
   6.00%, 3/1/96                                        4,165               4,213
   6.00%, 3/1/97                                        2,580               2,658
  Irvine Assessment Dist. VRDO
   3.35%, 9/5/95 (LOC)                                    490                 490
  Irvine Ranch Water Dist. VRDO
   3.35%, 9/5/95 (LOC)                                  3,100               3,100
   3.45%, 9/5/95 (LOC)                                  2,400               2,400
  Los Angeles COP
   5.25%, 12/1/95                                       7,775               7,799
   5.50%, 12/1/96                                       5,000               5,086
   6.00%, 5/1/96                                        3,000               3,033

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
  Los Angeles Dept. of Water & Power
   Waterworks Rev.
   9.00%, 5/15/02                                    $  9,135        $     11,223
   9.00%, 5/15/03                                       5,355               6,691
  Orange County Sanitation Dist.
   VRDO 3.90%, 9/7/95 (2) (LOC)                            50                  50
  Sacramento County TRAN
   4.50%, 9/29/95                                      28,000              28,000
   4.75%, 10/4/96                                      20,000              20,137
  San Bernardino County
   Transportation Auth.
   3.75%, 3/1/97 (1)                                    4,280               4,257
  San Diego County TRAN
   4.50%, 9/29/95                                      10,000              10,000
   4.50%, 9/30/96                                       8,000               8,037
  San Diego Area Local Govt. TRAN
   4.75%, 10/18/96                                      7,000               7,042
  San Diego Unified School Dist. TRAN
   4.75%, 10/10/96 (LOC)                               10,000              10,102
  Southern California Public Power
   Auth. VRDO
   3.15%, 9/6/95 (2)                                    1,400               1,400
                                                                    -------------
           STATE TOTAL                                                    193,535
                                                                    -------------
---------------------------------------------------------------------------------
COLORADO (.8%)
  Colorado Health Facility Auth.
   (Rocky Mountain Hosp.)
   5.50%, 2/1/96                                        4,000               3,998
   (Sisters of Charity Health
   System Inc.)
   5.75%, 5/15/96                                       2,400               2,432
  Municipal Subdist. of Northern
   Colorado
   9.25%, 12/1/95 (Prere.)                              6,025               6,167
                                                                    -------------
           STATE TOTAL                                                     12,597
                                                                    -------------
---------------------------------------------------------------------------------
CONNECTICUT (2.9%)
  Connecticut Special Assessment
   Unemployment Compensation
   4.00%, 5/15/96                                      10,175              10,182
   4.00%, 11/15/96                                     20,295              20,322
  Connecticut Special Tax
   Obligation Rev.
   4.00%, 10/1/99                                      11,000              10,881
   4.80%, 9/1/97                                        6,350               6,445
                                                                    -------------
           STATE TOTAL                                                     47,830
                                                                    -------------
---------------------------------------------------------------------------------
DISTRICT OF COLUMBIA (.2%)
  District of Columbia GO
   6.00%, 6/1/97 (1)                                    3,250               3,337
                                                                    -------------
---------------------------------------------------------------------------------
FLORIDA (6.2%)
  Dade County Aviation Rev.
   4.30%, 10/1/96                                       2,500               2,511
  Dade County School Dist.
   6.80%, 7/1/96                                        3,150               3,226
   7.375%, 7/1/08 (Prere.)                             19,600              22,115
  Florida Dept. of General Services
   6.10%, 7/1/97 (2)                                    6,900               7,159
  Florida Municipal Power Agency
   (St. Lucie Project)
   3.90%, 10/1/95 (3)                                   1,595               1,595
   4.20%, 10/1/96 (3)                                   2,055               2,064
   4.40%, 10/1/97 (3)                                   2,230               2,247
  Florida Turnpike Auth. Rev.
   9.50%, 7/1/99 (2)                                    4,000               4,724
  Hillsborough County Aviation Auth.
   (Tampa Airport)
   3.90%, 10/1/96 (3)                                   7,155               7,162
  City of Homestead Special Insurance
   Assessment Rev.
   4.20%, 9/1/96 (1)                                    6,025               6,044
   4.20%, 9/1/96 (1) (Prere.)                             165                 166
   4.40%, 3/1/97 (1)                                    7,010               7,048
   4.40%, 3/1/97 (1) (Prere.)                             190                 192
  Jacksonville Electric Auth. Rev.
   7.50%, 10/1/95 (Prere.)                             15,500              15,781
  City of Lakeland Electric &
   Water Rev.
   6.25%, 10/1/02 (3)++                                 5,000               5,352
  Orlando Utility Comm. Water &
   Electric Rev.
   BAN VRDO 3.55%, 9/7/95                               1,000               1,000
   4.00%, 10/1/95                                       4,750               4,752
  Palm Beach Solid Waste Auth. Rev.
   8.00%, 7/1/98                                        4,000               4,356
  Port Everglade Port Facilities Rev.
   7.00%, 9/1/97 (4)                                    2,600               2,746
  City of Sunrise Public Service
   8.00%, 10/1/97 (2)                                   2,940               3,116
                                                                    -------------
           STATE TOTAL                                                    103,356
                                                                    -------------
---------------------------------------------------------------------------------
GEORGIA (2.4%)
  Georgia GO
   5.75%, 3/1/02                                        5,600               6,013
   7.25%, 7/1/02                                        5,620               6,513
   7.25%, 9/1/02++                                      8,160               9,484
   7.40%, 8/1/02                                       12,360              14,454

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
  Monroe County Development Auth.
   (Oglethorpe Power)
   5.10%, 1/1/97                                     $  3,880       $       3,905
                                                                    -------------
           STATE TOTAL                                                     40,369
                                                                    -------------
---------------------------------------------------------------------------------
HAWAII (3.2%)
  Hawaii Airport System Rev.
   4.85%, 7/1/96 (1)                                    1,765               1,780
   5.10%, 7/1/97 (1)                                    1,855               1,889
   7.50%, 7/1/97                                        3,890               4,095
  Hawaii GO
   3.85%, 2/1/96                                       16,500              16,519
   4.50%, 1/1/98                                        5,000               5,043
   4.60%, 1/1/97                                        5,500               5,544
   5.00%, 11/1/97                                      11,130              11,363
  Honolulu City & County GO
   4.60%, 10/1/99                                       6,500               6,584
                                                                    -------------
           STATE TOTAL                                                     52,817
                                                                    -------------
---------------------------------------------------------------------------------
ILLINOIS (4.7%)
  Chicago GO
   6.25%, 10/31/02 (1)                                  4,250               4,620
  Chicago Park Dist. GO
   9.70%, 1/1/96                                        3,000               3,057
  Chicago School Finance Auth. GO
   4.50%, 6/1/99 (3)                                   10,000              10,071
  Chicago Waste Water Transmission
   3.85%, 1/1/96 (3)                                    5,000               5,003
  Chicago Water Capital Improvement
   4.70%, 12/1/99                                       7,710               7,831
   4.90%, 12/1/01                                       9,290               9,470
  Chicago Water Rev.
   4.70%, 11/1/97 (2)                                   3,250               3,295
  Cook County GO
   4.75%, 11/15/97 (3)                                  5,000               5,075
  Dupage County Rev.
   (Storm Water Project)
   6.55%, 1/1/02 (Prere.)                              10,000              11,192
  Illinois Sales Tax Rev.
   6.90%, 6/15/97                                       2,000               2,093
   7.20%, 6/1/99 (Prere.)                               7,600               8,494
  Metropolitan Water Recovery Dist.
   of Chicago
   6.80%, 1/1/97                                        3,400               3,526
   7.25%, 1/1/96                                        5,200               5,261
                                                                    -------------
           STATE TOTAL                                                     78,988
                                                                    -------------
---------------------------------------------------------------------------------
KANSAS (.2%)
  Kansas City Utility System Rev.
   5.80%, 3/1/96 (2)                                    3,155               3,188
                                                                    -------------
---------------------------------------------------------------------------------
KENTUCKY (.4%)
  Kentucky Development Finance
   Auth. Hosp. Rev.
   6.10%, 11/1/96 (3)                                   3,105               3,185
  Kentucky Turnpike Auth.
   4.30%, 7/1/97 (2)                                    3,150               3,171
                                                                    -------------
           STATE TOTAL                                                      6,356
                                                                    -------------
---------------------------------------------------------------------------------
LOUISIANA (1.2%)
  Louisiana Recovery Dist. Sales Tax
   5.50%, 7/1/97                                        6,000               6,118
   7.625%, 7/1/96                                       2,250               2,302
  New Orleans GO
   6.50%, 10/1/01 (2)++                                10,655              11,653
                                                                    -------------
           STATE TOTAL                                                     20,073
                                                                    -------------
---------------------------------------------------------------------------------
MAINE (.9%)
  Maine Health & Higher Education
   (Sebasticook Hosp.)
   10.10%, 7/1/01 (Prere.)                              4,450               5,779
  Maine Municipal Bond Bank
   4.125%, 11/1/97                                     10,000              10,023
                                                                    -------------
           STATE TOTAL                                                     15,802
                                                                    -------------
---------------------------------------------------------------------------------
MARYLAND (.3%)
  Maryland Dept. of Transportation
   6.70%, 8/15/99 (Prere.)                              5,000               5,512
                                                                    -------------
---------------------------------------------------------------------------------
MASSACHUSETTS (7.5%)
  Massachusetts GO
   5.80%, 8/1/97                                        7,000               7,221
   6.25%, 7/1/02                                       12,500              13,605
   6.875%, 7/1/01 (Prere.)                             17,400              19,718
   7.00%, 7/1/98 (LOC)                                 10,000              10,704
   7.25%, 7/1/98 (Prere.)                              14,500              15,899
   9.25%, 7/1/00                                       10,000              12,013
  Massachusetts Water Resources Auth.
   BAN 4.125%, 10/15/95                                14,000              14,004
   BAN 4.30%, 10/15/96                                  7,000               7,019
   5.80%, 7/15/97                                       7,145               7,348
   6.875%, 12/1/01 (Prere.)                             9,945              11,340
   7.30%, 4/1/00 (Prere.)                               5,000               5,662
                                                                    -------------
           STATE TOTAL                                                    124,533
                                                                    -------------
---------------------------------------------------------------------------------
MICHIGAN (2.2%)
  Detroit GO
   5.60%, 5/1/00 (2)                                    7,040               7,341
   5.70%, 5/1/01 (2)                                    5,000               5,254

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
  Michigan GO
   (Environmental Protection
   Program)
   6.00%, 11/1/02                                    $  4,845      $        5,255
   (Recreation Program)
   6.00%, 11/1/00                                      11,910              12,781
   6.00%, 11/1/01                                       5,910               6,382
  Michigan State Housing Development
   Auth. VRDO
   3.70%, 9/6/95 (LOC)                                    495                 495
                                                                    -------------
     STATE TOTAL                                                           37,508
                                                                    -------------
---------------------------------------------------------------------------------
MINNESOTA (.2%)
  Minnesota GO
   4.50%, 8/1/96                                        2,500               2,519
                                                                    -------------
---------------------------------------------------------------------------------
MISSOURI (1.2%)
  Kansas City School Dist.
   10.50%, 2/1/99 (3)                                   7,545               8,968
  Missouri Higher Education
   Loan Auth.
   5.15%, 2/15/98                                      11,365              11,498
                                                                    -------------
           STATE TOTAL                                                     20,466
                                                                    -------------
---------------------------------------------------------------------------------
NEBRASKA (.4%)
  Nebraska Public Power Dist. Rev.
   4.30%, 1/1/96                                        5,000               5,010
  Omaha Public Power Dist.
   4.35%, 2/1/98                                        2,400               2,413
                                                                    -------------
           STATE TOTAL                                                      7,423
                                                                    -------------
---------------------------------------------------------------------------------
NEVADA (1.2%)
  Clark County School Dist. GO
   9.75%, 6/1/01 (1)                                   10,000              12,534
  Nevada GO
   9.70%, 5/1/97                                        6,275               6,836
                                                                    -------------
           STATE TOTAL                                                     19,370
                                                                    -------------
---------------------------------------------------------------------------------
NEW JERSEY (4.8%)
  Camden County GO
   4.65%, 6/1/97 (1)                                    3,565               3,602
  New Jersey Health Care
   Facility Finance Auth. Rev.
   (Union Hosp./Mega Care)
   5.40%, 7/1/96                                        2,170               2,185
   5.75%, 7/1/97                                        2,670               2,710
  New Jersey Transportation
   Trust Fund
   3.80%, 6/15/96                                      17,695              17,708
   4.10%, 6/15/97                                      15,000              15,057
   4.40%, 6/15/99                                      10,000              10,079
  New Jersey Turnpike Auth.
   5.20%, 1/1/98                                       15,000              15,306
   6.00%, 1/1/98                                        8,000               8,298
  Port Auth. of New York &
   New Jersey
   VRDO 3.25%, 9/5/95                                   5,500               5,500
                                                                    -------------
           STATE TOTAL                                                     80,445
                                                                    -------------
---------------------------------------------------------------------------------
NEW YORK (9.8%)
  Battery Park City Auth.
   7.70%, 5/1/99 (Prere.)                               5,000               5,674
  Erie County GO
   10.00%, 2/1/96 (3)                                   4,530               4,647
   10.00%, 2/1/97 (3)                                   4,325               4,672
  Municipal Assistance Corp. for
   New York City
   6.80%, 7/1/96                                        6,000               6,147
  New York City GO
   VRDO 3.40%, 9/5/95 (LOC)                             1,400               1,400
   5.50%, 8/1/98                                       15,000              15,257
   5.60%, 8/15/97                                      19,170              19,510
  New York City Industrial
   Development Agency
   (USTA National Tennis
   Center Project)
   7.75%, 11/15/00                                      3,125               3,577
   7.75%, 11/15/01                                      4,380               5,094
   7.75%, 11/15/02                                      3,100               3,653
  New York State Medical Care Facilities
   7.875%, 8/15/00 (Prere.)                             8,000               9,364
   (Mental Health Service)
   5.00%, 2/15/01                                       2,445               2,422
   5.00%, 8/15/01                                       6,760               6,691
  New York State COP
   4.50%, 2/1/98                                        4,985               4,965
   4.70%, 2/1/99                                        4,580               4,554
  New York State Dormitory Auth.
   (City Univ.)
   5.50%, 7/1/98                                        6,300               6,459
   9.00%, 7/1/00 (3)                                   15,515              18,628
  New York State Housing
   Finance Agency
   8.875%, 11/1/95 (Prere.)                            12,500              12,857
  New York State Local Govt.
   Assistance Corp.
   4.50%, 4/1/96                                        2,000               2,007
   7.00%, 4/1/01 (Prere.)                              11,550              13,166
  New York State Power Auth.
   7.10%, 1/1/99                                        6,400               6,899
  New York State Thruway Auth.
   (Highway & Bridge Trust Fund)
   4.80%, 4/1/02 (3)                                    5,000               5,033
                                                                    -------------
           STATE TOTAL                                                    162,676
                                                                    -------------
---------------------------------------------------------------------------------

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
NORTH CAROLINA (.2%)
  North Carolina Municipal Power
   Agency (Catawba Electric)
   5.10%, 1/1/98                                     $  3,980       $       4,008
                                                                    -------------
---------------------------------------------------------------------------------
OHIO (2.5%)
  Columbus Library Rev.
   4.60%, 10/1/96                                       2,500               2,524
  Columbus Sewer Improvement
   9.00%, 9/15/96                                       5,065               5,337
  Ohio Building Auth.
   7.00%, 9/1/00                                        4,000               4,193
  Ohio Higher Education Facilities Rev.
   5.875%, 12/1/96                                      6,650               6,807
  Ohio Public Facilities Comm.
   4.40%, 12/1/96                                       7,000               7,043
   6.50%, 12/1/97                                       2,950               3,103
  Ohio Water Development Auth.
   4.60%, 12/1/96                                       5,000               5,043
   4.90%, 6/1/97                                        4,085               4,137
   4.90%, 12/1/97                                       3,455               3,511
                                                                    -------------
           STATE TOTAL                                                     41,698
                                                                    -------------
---------------------------------------------------------------------------------
OKLAHOMA (1.4%)
  Grand River Dam Auth.
   4.90%, 6/1/98                                       17,500              17,832
   6.30%, 6/1/97                                        3,450               3,580
  Oklahoma City GO
   10.00%, 8/1/96                                       2,465               2,601
                                                                    -------------
           STATE TOTAL                                                     24,013
                                                                    -------------
---------------------------------------------------------------------------------
PENNSYLVANIA (9.3%)
  Erie County Prison Auth. Lease Rev.
   5.65%, 11/1/95 (1) (ETM)                             3,125               3,135
  Northumberland County Auth.
   Commonwealth Lease Rev.
   6.00%, 10/15/96 (1)                                  4,960               5,078
  Pennsylvania Convention
   Center Auth. Rev.
   5.75%, 9/1/99                                       16,450              16,608
  Pennsylvania GO
   5.00%, 7/1/97                                        3,930               3,996
   5.00%, 5/1/00                                        6,210               6,357
   5.40%, 7/1/00                                        4,000               4,163
   6.00%, 9/15/96                                       4,550               4,650
   6.00%, 11/1/96 (1)                                   5,000               5,123
   6.00%, 9/15/97                                       5,885               6,107
   8.30%, 4/15/97                                       3,800               3,897
  Pennsylvania Housing
   Finance Agency
   6.60%, 7/1/96                                        1,145               1,163
  Pennsylvania Intergovernmental
   Cooperation Auth.
   5.20%, 6/15/96 (3)                                   5,650               5,706
   5.40%, 6/15/97 (3)                                   4,000               4,086
  Philadelphia GO
   6.00%, 11/15/99 (3)                                  8,505               9,005
   6.00%, 11/15/00 (3)                                 13,000              13,833
  Philadelphia Hosp. & Higher
   Education Facilities Auth. VRDO
   (Pennsylvania Hosp.)
   3.55%, 9/6/95 (3)                                    2,800               2,800
  Philadelphia Municipal Lease
   5.25%, 7/15/98                                       4,705               4,757
  Philadelphia School Dist.
   4.70%, 7/1/99 (1)                                   14,000              14,151
   6.60%, 7/1/98 (2)                                    3,000               3,189
  Philadelphia Water & Sewer
   6.90%, 10/1/99 (Prere.)                             15,000              16,710
  Philadelphia Water &
   Wastewater Rev.
   4.25%, 6/15/96                                      15,000              15,042
   6.25%, 8/1/02 (1)                                    5,450               5,910
                                                                    -------------
           STATE TOTAL                                                    155,466
                                                                    -------------
---------------------------------------------------------------------------------
PUERTO RICO (.8%)
  Puerto Rico Electric Power Auth. Rev.
   6.00%, 7/1/03 (1)                                   12,290              13,326
                                                                    -------------
---------------------------------------------------------------------------------
RHODE ISLAND (.9%)
  Rhode Island GO
   6.00%, 5/15/97                                       4,215               4,347
  Rhode Island Student Loan Auth. Rev.
   5.40%, 12/1/95                                      10,000              10,031
                                                                    -------------
           STATE TOTAL                                                     14,378
                                                                    -------------
---------------------------------------------------------------------------------
SOUTH CAROLINA (.2%)
  Piedmont Municipal Power Agency
   4.90%, 1/1/97                                        3,350               3,363
                                                                    -------------
---------------------------------------------------------------------------------
TENNESSEE (1.0%)
  Metropolitan Govt. of Nashville &
  Davidson County GO
   4.75%, 5/15/01                                      16,125              16,365
                                                                    -------------
---------------------------------------------------------------------------------
TEXAS (10.6%)
  Anderson County
   (Coffield Prison Farm Project)
   8.00%, 3/15/97 (2)                                   4,135               4,376

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
  Austin Combined Utilities System Rev.
   4.00%, 11/15/96                                   $  7,820       $       7,840
   5.50%, 5/15/02                                       3,500               3,667
   6.80%, 11/15/95                                      1,380               1,388
   6.80%, 11/15/95 (Prere.)                             1,620               1,630
   9.75%, 5/15/97 (1)                                   2,835               3,092
   9.75%, 5/15/97 (1) (Prere.)                          1,165               1,275
   10.00%, 5/15/00 (Prere.)                             5,000               6,154
   11.00%, 11/15/96                                     2,915               3,108
   11.00%, 11/15/96 (ETM)                                  50                  54
  Corpus Christi Utilities System Rev.
   6.20%, 7/15/96 (3)                                   2,965               3,025
   6.30%, 7/15/97 (3)                                   2,460               2,559
  Dallas-Fort Worth Regional Airport
   3.75%, 11/1/96 (1)                                   4,000               3,989
   4.00%, 11/1/97 (1)                                   9,000               8,966
  Dallas Waterworks & Sewer System
   5.90%, 10/1/97                                       7,265               7,535
   6.75%, 4/1/96                                       11,250              11,440
   6.90%, 4/1/97                                        2,000               2,087
  Fort Worth Water & Sewer
   5.20%, 2/15/96                                       3,000               3,021
  Harris County Flood
   Control Dist. GO
   5.50%, 10/1/00                                       3,000               3,145
  Harris County Road Refunding GO
   5.50%, 10/1/00                                       2,645               2,780
   5.60%, 10/1/97                                      10,000              10,329
   8.60%, 10/1/95                                       2,000               2,008
  Houston GO
   3.90%, 3/1/96                                        2,415               2,417
  Houston Hotel Occupancy
   6.00%, 7/1/00 (4)                                    4,250               4,524
   6.00%, 7/1/01 (4)                                    4,000               4,283
   6.00%, 7/1/02 (4)                                    2,250               2,419
  Houston Public Improvement
   5.25%, 3/1/98                                        5,000               5,132
  Houston Water & Sewer System
   4.65%, 12/1/96                                      11,315              11,409
   4.90%, 12/1/97                                       5,000               5,079
   5.70%, 12/1/97 (2)                                   7,000               7,253
  San Antonio Electric & Gas Rev.
   6.75%, 2/1/97                                        2,000               2,073
  Texas A&M Univ. Rev.
   6.90%, 8/15/97                                       5,425               5,711
  Texas GO
   4.625%, 10/1/97                                      2,700               2,738
  Texas Municipal Power Agency Rev.
   5.00%, 9/1/96                                        8,585               8,667
   5.80%, 9/1/03 (1)                                    6,750               7,157
   6.40%, 9/1/98 (3)                                    3,000               3,174
  Texas Public Finance Auth.
   6.20%, 2/1/96 (1)                                    6,000               6,062
   9.00%, 10/1/95                                       4,675               4,695
                                                                    -------------
           STATE TOTAL                                                    176,261
                                                                    -------------
---------------------------------------------------------------------------------
UTAH (.4%)
  Intermountain Power Agency
   3.90%, 7/1/96                                        7,000               6,999
                                                                    -------------
---------------------------------------------------------------------------------
VIRGINIA (.5%)
  Virginia Public School Auth.
   4.00%, 1/1/97                                        2,500               2,502
   4.25%, 1/1/98                                        5,250               5,271
                                                                    -------------
           STATE TOTAL                                                      7,773
                                                                    -------------
---------------------------------------------------------------------------------
WASHINGTON (5.1%)
  Renton School Dist. GO
   5.50%, 12/1/96                                       6,000               6,113
  Washington GO
   3.80%, 10/1/96                                       6,000               5,998
   4.50%, 9/1/95                                        8,000               8,000
   4.875%, 10/1/01                                      7,500               7,632
   5.30%, 9/1/99                                        5,000               5,180
   6.10%, 9/1/00                                        5,000               5,354
   6.30%, 9/1/02                                        4,700               5,125
   6.75%, 6/1/01 (Prere.)                              30,000              33,255
   7.00%, 10/1/99                                       7,555               8,290
                                                                    -------------
           STATE TOTAL                                                     84,947
                                                                    -------------
---------------------------------------------------------------------------------
WEST VIRGINIA (.1%)
  Cabell Board of Education
   8.00%, 5/1/97 (1)                                    2,120               2,253
                                                                    -------------
---------------------------------------------------------------------------------
WISCONSIN (2.3%)
  Wisconsin GO
   4.125%, 11/1/98                                     33,625              33,638
   6.60%, 5/1/98 (Prere.)                               4,725               5,063
                                                                    -------------
           STATE TOTAL                                                     38,701
                                                                    -------------
---------------------------------------------------------------------------------
WYOMING (.4%)
  Platte County PCR
   4.20%, 1/1/99                                        3,370               3,285
   4.40%, 1/2/00                                        3,945               3,828
                                                                    -------------
           STATE TOTAL                                                      7,113
                                                                    -------------
---------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (Cost $1,658,138)                                                     1,681,268
---------------------------------------------------------------------------------

                                                                           Market
                                                                            Value
                                                                           (000)+
---------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-.8%)
---------------------------------------------------------------------------------
  Other Assets--Note B                                                 $   34,561
  Liabilities                                                             (47,270)
                                                                       ----------
                                                                          (12,709)
---------------------------------------------------------------------------------
NET ASSETS (100%)
---------------------------------------------------------------------------------
  Applicable to 155,810,389 outstanding
   $.001 par value shares
   (authorized 250,000,000 shares)                                     $1,668,559
---------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                  $10.71
=================================================================================

+See Note A to Financial Statements.

For explanations of abbreviations and other references, see page 45.

---------------------------------------------------------------------------------
AT AUGUST 31, 1995,
  NET ASSETS CONSISTED OF:
---------------------------------------------------------------------------------
                                                       Amount                 Per
                                                        (000)               Share
                                                   ----------              ------
  Paid in Capital                                  $1,651,348              $10.60
  Undistributed Net
   Investment Income                                       --                  --
  Accumulated Net
   Realized Losses--Note E                             (5,919)               (.04)
  Unrealized Appreciation of
   Investments--Note F                                 23,130                 .15
---------------------------------------------------------------------------------
NET ASSETS                                         $1,668,559              $10.71
---------------------------------------------------------------------------------

                                                         Face              Market
INTERMEDIATE-TERM                                      Amount               Value
PORTFOLIO                                               (000)              (000)+
---------------------------------------------------------------------------------
MUNICIPAL BONDS (100.3%)
---------------------------------------------------------------------------------
ALABAMA (.1%)
  Univ. of Southern Alabama Hosp.
   7.00%, 5/15/04 (2)                                $  3,250       $       3,595
                                                                    -------------
---------------------------------------------------------------------------------
ALASKA (.8%)
  Alaska Housing Finance Corp. VRDO
   3.60%, 9/6/95                                        5,900               5,900
   3.70%, 9/6/95                                       23,300              23,300
  Anchorage Electric Rev.
   8.00%, 12/1/11 (1)                                   5,395               6,744
  North Slope Borough GO
   0.00%, 6/30/96 (1)                                   4,500               4,353
  Valdez Marine Terminal VRDO
   (Exxon Pipeline Project)
   3.50%, 9/5/95                                        2,300               2,300
                                                                    -------------
           STATE TOTAL                                                     42,597
                                                                    -------------
---------------------------------------------------------------------------------
ARIZONA (1.7%)
  Arizona Transportation Board
   8.75%, 7/1/03                                       10,000              12,575
  Maricopa County
   (Samaritan Health Service)
   7.15%, 12/1/04 (1)                                   9,900              11,564
   7.15%, 12/1/05 (1)                                   6,080               7,002
  Maricopa County COP
   6.00%, 6/1/04                                        5,275               5,459
  Maricopa County PCR VRDO
   (Arizona Public Service)
   3.40%, 9/5/95 (LOC)                                  3,000               3,000
   3.55%, 9/5/95                                        8,500               8,500
  Phoenix Highway Rev. GO
   9.25%, 7/1/07                                        4,000               5,474
  Salt River Project Agricultural
   Improvement & Power Dist.
   5.75%, 1/1/07                                        5,700               5,965
   6.00%, 1/1/07                                        3,515               3,741
  Tucson Unified School Dist.
   7.50%, 7/1/06 (3)                                    8,840              10,712
   7.50%, 7/1/07 (3)                                    9,125              11,088
   7.50%, 7/1/08 (3)                                    8,060               9,805
                                                                    -------------
           STATE TOTAL                                                     94,885
                                                                    -------------
---------------------------------------------------------------------------------
CALIFORNIA (12.6%)
  California GO
   5.70%, 8/1/07                                       17,500              17,957
   5.75%, 8/1/08 (3)                                   15,000              15,465
   6.40%, 2/1/06 (1)                                    4,500               4,983
   7.00%, 10/1/05 (1)                                   5,000               5,771
   11.00%, 3/1/06                                      13,185              19,178

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
  California Public Works Board
   (State Prison)
   5.25%, 12/1/04 (1)                                 $20,000        $     20,589
   7.00%, 9/1/00 (Prere.)                               7,400               8,383
   (Univ. of California)
   6.10%, 12/1/05 (2)                                   6,515               7,037
   6.20%, 12/1/06 (2)                                   3,320               3,610
  Clovis Unified School Dist. GO
   0.00%, 8/1/00                                        7,000               5,528
   0.00%, 8/1/01                                       11,180               8,362
  Fresno Sewer Rev.
   6.25%, 9/1/14 (2)                                   12,000              12,702
  Irvine Ranch Water Dist. VRDO
   3.60%, 9/5/95 (LOC)                                  4,500               4,500
  Long Beach Financing Auth. Rev.
   6.00%, 11/1/07 (2)                                   3,070               3,286
  Long Beach Harbor Rev.
   7.10%, 5/15/99                                       2,900               3,174
   7.15%, 5/15/00                                      10,000              11,125
   7.20%, 5/15/01                                       2,000               2,251
  Los Angeles COP
   7.50%, 6/1/98 (Prere.)                               3,950               4,356
   7.60%, 6/1/98 (Prere.)                               3,995               4,416
  Los Angeles County Sanitation
   Dist. Finance Auth.
   5.00%, 10/1/02                                       3,460               3,518
   5.10%, 10/1/04                                       8,100               8,199
  Los Angeles County Transportation
   Auth. Sales Tax Rev.
   VRDO 3.35%, 9/7/95 (1)                               5,400               5,400
   8.00%, 7/1/01 (2)                                    6,365               7,450
   8.00%, 7/1/02 (2)                                    3,915               4,655
  Los Angeles County Transportation
   Commission Sales Tax Rev.
   6.50%, 7/1/10                                       51,070              54,170
  Metropolitan Water Dist. of
   Southern California
   7.75%, 7/1/01 (Prere.)                              18,085              21,287
  Northern California Power Agency
   (Geothermal Project)
   6.75%, 7/1/01                                       19,530              20,251
   (Hydroelectric Project)
   6.10%, 7/1/05 (1)                                    5,575               6,046
   6.20%, 7/1/06 (1)                                    5,940               6,499
   6.25%, 7/1/07 (1)                                    6,685               7,293
  Oakland Redevelopment Agency
   (Central Dist. Project)
   5.75%, 2/1/04 (2)                                    1,535               1,627
   5.90%, 2/1/05 (2)                                    4,870               5,200
   6.00%, 2/1/07 (2)                                    3,360               3,601
  Orange County Sanitation
   Dist. VRDO
   3.35%, 9/5/95 (3)                                   13,000              13,000
   3.90%, 9/7/95 (2) (LOC)                             66,245              66,245
  Orange County VRDO
   (Irvine Coast Assessment)
   3.90%, 9/5/95 (LOC)                                  5,968               5,968
  Poway Redevelopment Agency
   (Paguay Project)
   7.125%, 12/15/04 (3)                                 4,840               5,624
  Riverside County Public
   Facilities Project VRDO
   3.50%, 9/5/95 (LOC)                                  5,700               5,700
  Sacramento County TRAN
   4.50%, 9/29/95                                      30,000              30,000
   4.75%, 10/4/96                                      39,000              39,266
  Sacramento Municipal Utility Dist.
   Electric Rev.
   6.60%, 2/1/97                                        4,000               4,129
  San Bernardino COP
   5.75%, 8/1/06 (1)                                    3,300               3,475
   5.75%, 8/1/07 (1)                                    3,420               3,573
   6.75%, 8/1/10 (Prere.)                              11,385              12,915
   7.00%, 8/1/08 (1)                                    9,045              10,405
   7.00%, 8/1/09 (1)                                    9,705              11,118
   7.00%, 8/1/10 (1)                                   10,525              11,990
  San Diego County Regional
   Transportation Auth. Sales Tax Rev.
   7.00%, 4/1/01 (Prere.)                               3,220               3,670
   7.00%, 4/1/06                                        1,780               1,928
  San Diego County TRAN
   4.50%, 9/29/95                                      10,500              10,500
   4.50%, 9/30/96                                      15,000              15,070
  San Diego County Water Rev. COP
   5.40%, 5/1/03                                        5,000               5,203
   5.50%, 5/1/04                                        5,000               5,220
   5.50%, 5/1/05                                        4,245               4,412
  San Diego Local Govt. COP TRAN
   4.75%, 10/18/96 (LOC)                               15,000              15,089
  San Diego Transportation Sales
   Tax Rev.
   5.00%, 4/1/07 (3)                                   12,730              12,456
  San Diego Unified School Dist.
   TRAN 4.75%, 10/10/96 (LOC)                          25,000              25,254
  Santa Clara County Finance Auth.
   VRDO 3.45%, 9/6/95                                   8,800               8,800
  Santa Clara VRDO
   (El Camino Hosp.-Valley Medical)
   3.40%, 9/5/95 (LOC)                                  9,400               9,400

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
  Southern California Public
   Power Auth.
   VRDO 3.15%, 9/6/95 (2)                            $  3,300       $       3,300
   6.75%, 7/1/99                                        6,190               6,641
  Southern California Rapid Transit
   Dist. Rev.
   5.70%, 9/1/04 (2)                                   14,040              14,881
  Univ. of California Rev.
   10.00%, 9/1/03 (2)                                   3,790               5,069
                                                                    -------------
           STATE TOTAL                                                    688,170
                                                                    -------------
---------------------------------------------------------------------------------
COLORADO (.6%)
  Colorado Health Facilities Auth.
   (Sisters of Charity Health
   System Inc.)
   8.50%, 5/15/04 (1)                                  17,500              21,990
  Denver City & County School Dist.
   6.95%, 12/15/00 (3)                                  9,250              10,193
                                                                    -------------
           STATE TOTAL                                                     32,183
                                                                    -------------
---------------------------------------------------------------------------------
CONNECTICUT (2.4%)
  Connecticut Economic Recovery Notes
   VRDO 3.55%, 9/6/95                                   8,800               8,800
  Connecticut GO
   5.30%, 11/15/06                                     10,875              11,132
   5.40%, 11/15/07                                     24,010              24,480
  Connecticut Resource Recovery Auth.
   (Bridgeport Resco)
   8.40%, 1/1/99                                        4,950               5,122
  Connecticut Special Tax
   Obligation Rev.
   5.125%, 9/1/05                                      11,575              11,733
   5.25%, 9/1/06                                       42,550              43,144
   7.125%, 6/1/10                                      12,000              13,951
   7.75%, 6/1/00                                       11,300              12,838
                                                                    -------------
           STATE TOTAL                                                    131,200
                                                                    -------------
---------------------------------------------------------------------------------
DELAWARE (.4%)
  Delaware Transportation Auth. Rev.
   5.625%, 7/1/06 (1)                                  11,420              11,833
   5.80%, 7/1/08                                        7,545               7,717
                                                                    -------------
           STATE TOTAL                                                     19,550
                                                                    -------------
---------------------------------------------------------------------------------
DISTRICT OF COLUMBIA (1.2%)
  District of Columbia GO
   6.10%, 6/1/11 (1)                                    7,000               7,060
   6.30%, 6/1/08 (1)                                   15,000              15,570
   7.50%, 6/1/99 (2) (Prere.)                          17,875              20,146
   7.75%, 6/1/97 (6) (Prere.)                           5,000               5,389
   8.00%, 6/1/96 (Prere.)                              18,420              19,344
                                                                    -------------
           STATE TOTAL                                                     67,509
                                                                    -------------
---------------------------------------------------------------------------------
FLORIDA (3.8%)
  Broward County School Dist. GO
   5.30%, 2/15/04                                       3,295               3,406
   5.40%, 2/15/05                                       5,000               5,176
   5.50%, 2/15/06                                      10,080              10,410
  Dade County Solid Waste System
   7.00%, 10/1/01                                       6,240               6,483
  Dade County Water & Sewer Rev.
   VRDO 3.45%, 9/6/95 (3)                              41,905              41,905
  Florida Dept. of General Services
   6.25%, 7/1/06                                        5,600               6,034
  Florida School Board Assn.
   (Orange County)
   6.90%, 7/1/99 (2)                                   12,450              13,341
   7.00%, 7/1/00 (2)                                   13,820              14,955
  Gulf Breeze Local Govt.
   Loan Program VRDO
   3.55%, 9/7/95 (3)                                   37,700              37,700
  Hillsborough County School Dist.
   GO 7.10%, 8/15/03                                   23,665              26,783
  City of Lakeland Electric &
   Water Rev.
   6.25%, 10/1/03 (3)++                                 6,465               6,927
   6.50%, 10/1/06 (3)++                                 5,300               5,761
  Palm Beach County School Board
   6.00%, 8/1/05 (2)                                    6,115               6,638
   6.00%, 8/1/06 (2)                                    6,480               7,008
  Port Everglades Port Facilities Rev.
   6.90%, 9/1/98 (3)                                    2,000               2,156
  Putnam County Development Auth.
   PCR 3.336%, 12/15/95*                               10,000               9,988
                                                                    -------------
           STATE TOTAL                                                    204,671
                                                                    -------------
---------------------------------------------------------------------------------
GEORGIA (4.5%)
  Burke County PCR
   (Georgia Power Co.)
   VRDO 3.60%, 9/5/95                                   3,700               3,700
   (Oglethorpe Power Corp.)
   VRDO 3.40%, 9/6/95 (3)                               4,900               4,900
   4.35%, 1/1/01                                        6,080               5,877
   4.50%, 1/1/02                                        7,375               7,114
   4.60%, 1/1/03                                        9,955               9,565
   4.70%, 1/1/04                                       13,160              12,590
  Fulton County School Dist.
   6.375%, 5/1/10                                      15,000              16,467
  Georgia GO
   6.00%, 7/1/04                                        5,000               5,465
   6.25%, 9/1/08++                                      6,490               7,167
   6.30%, 3/1/07                                       15,000              16,718
   6.50%, 8/1/01                                        3,230               3,587

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
   6.75%, 9/1/10++                                   $  8,000       $       9,109
   6.80%, 8/1/02                                        8,000               9,078
   7.00%, 11/1/05                                      15,670              18,430
   7.00%, 11/1/06                                      16,780              19,781
   7.00%, 11/1/07                                      17,960              21,185
   7.10%, 9/1/09++                                      3,400               4,007
   7.25%, 9/1/06++                                      5,860               6,993
   7.40%, 8/1/96                                        7,930               8,197
   7.40%, 8/1/07                                       11,200              13,523
   7.50%, 4/1/01                                        5,500               6,330
  Monroe County Development Auth.
   (Oglethorpe Power Corp.)
   6.65%, 1/1/08                                        9,220               9,979
  Municipal Electric Power Auth.
   of Georgia
   6.30%, 1/1/05                                       12,775              13,881
   8.00%, 1/1/02                                        9,505              10,492
   8.10%, 1/1/03                                        2,320               2,566
                                                                    -------------
           STATE TOTAL                                                    246,701
                                                                    -------------
---------------------------------------------------------------------------------
HAWAII (3.0%)
  Hawaii Airport System Rev.
   5.40%, 7/1/02 (1)                                    7,855               8,149
   5.85%, 7/1/02 (1)                                    7,830               8,360
   5.95%, 7/1/03 (1)                                    2,590               2,784
   6.05%, 7/1/04 (1)                                    3,145               3,402
   6.15%, 7/1/05 (1)                                   10,735              11,672
  Hawaii GO
   5.00%, 11/1/99                                      20,000              20,558
   5.00%, 2/1/04                                       10,000              10,137
   5.00%, 2/1/05                                        6,650               6,694
   5.125%, 2/1/06                                      11,605              11,660
   5.50%, 7/1/01                                        6,500               6,820
   6.30%, 3/1/06                                        5,555               6,163
   6.40%, 3/1/07                                        5,555               6,178
  Honolulu City & County GO
   5.75%, 1/1/06                                        8,825               9,331
   6.00%, 1/1/08                                        5,000               5,314
   6.30%, 3/1/10                                        4,830               5,080
   8.00%, 10/1/09                                      30,560              38,603
                                                                    -------------
           STATE TOTAL                                                    160,905
                                                                    -------------
---------------------------------------------------------------------------------
ILLINOIS (6.2%)
  Chicago Metropolitan Sanitation Dist.
   8.75%, 1/1/00 (Prere.)                               2,980               3,477
  Chicago Metropolitan Water
   Reclamation Dist.
   5.50%, 12/1/08                                       5,300               5,354
   5.85%, 12/1/03                                       6,355               6,814
   5.90%, 12/1/06                                       4,450               4,708
   5.95%, 12/1/07                                       7,200               7,590
   6.00%, 12/1/08                                       9,900              10,399
   6.05%, 12/1/09                                       3,000               3,137
   6.25%, 12/1/08                                      15,000              16,041
   6.50%, 12/1/07                                      10,000              11,089
  Chicago Public Building Comm. Rev.
   7.50%, 1/1/02 (1)                                    2,500               2,782
   7.60%, 1/1/03 (1)                                    2,500               2,770
   7.70%, 1/1/08 (1) (ETM)                              4,000               4,381
   9.00%, 1/1/96                                        1,150               1,169
  Chicago School Finance Auth.
   4.40%, 6/1/98 (1)                                   10,000              10,061
   4.90%, 6/1/02 (3)                                   10,000              10,137
   5.00%, 6/1/03 (3)                                   25,190              25,609
   5.10%, 6/1/04 (3)                                   26,155              26,208
   6.00%, 6/1/01 (3)                                    8,305               8,886
   6.10%, 6/1/02 (3)                                   11,945              12,902
  Chicago Water Rev.
   5.50%, 11/1/03 (2)                                   5,000               5,206
  Cook County GO
   4.375%, 11/15/99 (1)                                 6,565               6,585
   4.60%, 11/15/00 (1)                                  5,360               5,402
   5.75%, 11/15/03 (3)                                  5,000               5,329
   5.80%, 11/15/04                                     10,000              10,675
   6.60%, 11/1/03 (2)                                   4,785               5,308
   6.75%, 11/1/01 (2)                                   3,000               3,398
  Decatur Water Rev. CP
   (New South Water Treatment)
   3.85%, 9/19/95                                       4,000               4,000
  Illinois GO
   6.25%, 10/1/05                                       6,000               6,482
  Illinois Health Facility Auth.
   (Lutheran General Health Systems)
   7.25%, 4/1/99 (Prere.)                               1,675               1,828
   7.25%, 4/1/00                                        9,025               9,679
   (Univ. of Chicago Hosp.)
   VRDO 3.60%, 9/6/95 (1)                                 700                 700
  Illinois Regional Transportation Auth.
   9.00%, 6/1/05 (2)                                    5,220               6,787
   9.00%, 6/1/08 (2)                                    6,840               9,080
   9.00%, 6/1/09 (2)                                    4,255               5,668
  Illinois Sales Tax Rev.
   6.50%, 6/15/13                                       5,000               5,437
  Illinois Toll Highway Auth. VRDO
   3.40%, 9/6/95 (1)                                    5,400               5,400
  Joliet Port Dist. Marine Terminal
   VRDO (Exxon Project)
   3.35%, 9/5/95                                        8,200               8,200

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
  Metropolitan Pier &
   Exposition Auth.
   6.50%, 6/1/06                                      $11,885       $      13,051
   6.75%, 6/1/10                                       25,000              27,460
   7.25%, 6/15/05                                      15,000              17,284
                                                                    -------------
           STATE TOTAL                                                    336,473
                                                                    -------------
---------------------------------------------------------------------------------
INDIANA (1.1%)
  East Chicago School Building Corp.
   11.75%, 2/1/99 (Prere.)                              5,000               6,139
  Indiana Municipal Power Agency
   5.875%, 1/1/10 (1)                                   4,500               4,656
  Indiana State Office Building
   Comm. Rev.
   6.65%, 7/1/01                                        4,500               4,881
   6.70%, 7/1/02                                        5,290               5,731
  Indiana Univ. Student Fee Bonds
   6.80%, 8/1/04                                       25,000              27,450
   7.00%, 8/1/06                                        5,845               6,352
  Marion County Hosp. Auth.
   (Daughters of Charity)
   9.75%, 11/1/00                                       4,600               4,741
                                                                    -------------
           STATE TOTAL                                                     59,950
                                                                    -------------
---------------------------------------------------------------------------------
KENTUCKY (1.4%)
  Kentucky Development
   Finance Auth.
   (St. Elizabeth Medical Center)
   6.625%, 11/1/04 (3)                                 20,025              21,942
   (Sisters of Charity)
   6.60%, 11/1/06                                       5,000               5,194
  Kentucky Property & Buildings
   5.50%, 9/1/03                                        8,000               8,330
   5.60%, 9/1/04                                        3,000               3,136
   5.70%, 9/1/05                                        7,350               7,676
   6.875%, 8/1/06                                      10,400              11,801
  Kentucky Turnpike Auth. Resource
   Recovery Road Rev.
   8.00%, 7/1/03                                       14,750              16,026
   13.125%, 7/1/97 (Prere.)                               820                 951
   13.125%, 1/1/98 (Prere.)                                30                  36
                                                                    -------------
           STATE TOTAL                                                     75,092
                                                                    -------------
---------------------------------------------------------------------------------
LOUISIANA (1.9%)
  Jefferson Parish Sales Tax Rev.
   6.75%, 12/1/06 (3)                                  11,000              12,087
  Louisiana Gas & Fuel Tax Rev.
   7.20%, 11/15/99                                      9,500              10,369
   7.25%, 11/15/00                                      5,250               5,751
   7.25%, 11/15/04                                     11,000              12,057
  Louisiana GO
   7.00%, 9/1/00 (Prere.)                              11,540              13,020
   8.75%, 9/1/00 (4)                                    8,830              10,472
   8.75%, 9/1/01 (4)                                    9,445              11,258
  Louisiana Public Facilities Auth. CP
   (Sisters of Charity)
   3.80%, 9/1/95                                        2,000               2,000
  Louisiana Recovery Dist.
   Sales Tax Rev.
   7.375%, 7/1/96 (2)                                   4,000               4,089
  New Orleans Public
   Improvement GO
   7.70%, 10/1/99 (6) (Prere.)                          2,395               2,663
   7.75%, 10/1/00 (6) (Prere.)                          5,510               6,134
  Plaquemines Port Harbor & Terminal
   CP (Electro-Coal)
   4.00%, 9/28/95                                      15,775              15,775
                                                                    -------------
           STATE TOTAL                                                    105,675
                                                                    -------------
---------------------------------------------------------------------------------
MAINE (.2%)
  Maine Municipal Bond Bank
   4.90%, 11/1/02                                      13,000              13,187
                                                                    -------------
---------------------------------------------------------------------------------
MASSACHUSETTS (6.1%)
  Boston Water & Sewer Comm.
   5.75%, 11/1/13                                       6,325               6,275
  Massachusetts Bay Transit Auth.
   5.30%, 3/1/04                                       32,380              33,317
   7.25%, 3/1/03 (3)                                   16,000              17,897
  Massachusetts GO
   5.10%, 2/1/05                                       25,000              25,222
   6.25%, 7/1/02                                       10,000              10,884
   6.50%, 5/1/04 (3)                                    4,000               4,172
   6.50%, 8/1/04                                        3,840               4,317
   6.50%, 8/1/08                                        9,400              10,389
   6.90%, 6/1/00 (2)                                    2,500               2,745
   7.00%, 6/1/99 (Prere.)                               3,000               3,330
   7.00%, 6/1/02 (2)                                    5,000               5,469
   7.50%, 12/1/00 (Prere.)                             10,000              11,561
   7.50%, 6/1/04                                        3,975               4,687
  Massachusetts Industrial Finance
   Agency (Refusetech Inc. Project)
   6.15%, 7/1/02                                        5,040               5,138
   6.30%, 7/1/05                                       21,500              22,262
  Massachusetts Industrial Finance
   Auth. Rev.
   (BioMed Research Corp.)
   0.00%, 8/1/04                                       10,000               5,847
   7.10%, 8/1/99                                       21,435              23,270

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
  Massachusetts Turnpike Auth.
   4.70%, 1/1/03                                     $  5,000       $       4,933
   4.75%, 1/1/04                                        2,500               2,453
  Massachusetts Water Resources Auth.
   5.25%, 3/1/07                                        5,000               4,928
   5.25%, 3/1/09                                        7,175               6,979
   5.50%, 11/1/07                                      32,860              33,045
   6.50%, 7/15/10                                      30,220              32,588
   6.50%, 7/15/19                                      37,515              40,274
   7.25%, 4/1/01                                        9,800              10,947
                                                                    -------------
           STATE TOTAL                                                    332,929
                                                                    -------------
---------------------------------------------------------------------------------
MICHIGAN (1.8%)
  Detroit GO
   5.80%, 5/1/02 (2)                                    8,970               9,486
   5.90%, 5/1/03 (2)                                    9,490              10,096
  Michigan Municipal Bond Auth.
   Local Govt. Loan Auth.
   0.00%, 12/1/99 (3) (LOC)                             6,000               4,962
   0.00%, 12/1/00 (3) (LOC)                             5,590               4,376
   0.00%, 12/1/01 (3) (LOC)                             9,630               7,146
  Michigan Public Power Agency
   5.30%, 1/1/05                                       13,075              13,335
   5.375%, 1/1/06                                      13,790              13,996
   5.50%, 1/1/07                                       14,545              14,745
   5.50%, 1/1/08                                        9,360               9,393
  Michigan State Building Auth.
   6.50%, 10/1/03 (2)                                   3,000               3,309
  University of Michigan Hosp. Rev.
   VRDO 3.45%, 9/5/95                                   5,500               5,500
                                                                    -------------
           STATE TOTAL                                                     96,344
                                                                    -------------
---------------------------------------------------------------------------------
MINNESOTA (.3%)
  Minnesota GO
   4.70%, 8/1/97                                       16,315              16,553
                                                                    -------------
---------------------------------------------------------------------------------
MISSISSIPPI (.3%)
  Mississippi GO
   5.25%, 5/1/08                                        5,805               5,783
   6.50%, 5/1/03                                        4,285               4,776
   7.00%, 5/1/05                                        4,840               5,611
                                                                    -------------
           STATE TOTAL                                                     16,170
                                                                    -------------
---------------------------------------------------------------------------------
MISSOURI (.4%)
  Missouri Health & Education
   Facilities Auth. CP
   3.80%, 11/9/95 (LOC)                                10,000              10,000
  Missouri Housing
   Development Comm.
   9.80%, 8/1/97                                           15                  15
  St. Louis County Rockwood School
   Dist. GO
   8.50%, 2/1/01                                        8,000               9,476
                                                                    -------------
           STATE TOTAL                                                     19,491
                                                                    -------------
---------------------------------------------------------------------------------
MONTANA (.3%)
  Forsyth PCR CP
   (Pacific Project)
   3.75%, 9/11/95 (LOC)                                18,000              18,000
                                                                    -------------
---------------------------------------------------------------------------------
NEBRASKA (.5%)
  Consumers Public Power Dist.
   Electric Rev.
   5.10%, 1/1/03                                       14,500              14,529
  Nebraska Public Power Dist.
   5.60%, 7/1/03                                       13,175              13,829
                                                                    -------------
           STATE TOTAL                                                     28,358
                                                                    -------------
---------------------------------------------------------------------------------
NEVADA (2.4%)
  Clark County Airport VRDO
   3.45%, 9/6/95 (1)                                   32,300              32,300
  Clark County GO
   4.80%, 7/1/01 (1)                                    7,440               7,500
   7.50%, 6/1/06 (2)                                    3,575               4,294
   7.50%, 6/1/07 (2)                                    9,550              11,491
   7.50%, 6/1/09 (2)                                    6,825               8,195
   8.00%, 6/1/08 (2)                                    9,875              12,283
  Clark County School Dist. GO
   5.375%, 5/1/06 (3)                                   3,740               3,797
   5.375%, 5/1/07 (3)                                   9,195               9,239
   5.375%, 5/1/08 (3)                                   9,170               9,107
   7.25%, 6/15/02 (1)                                   3,995               4,573
   7.40%, 3/1/00                                       10,000              10,945
   9.75%, 6/1/00 (1)                                    4,580               5,580
  Nevada GO
   6.00%, 5/1/05                                       10,450              11,038
                                                                    -------------
     STATE TOTAL                                                          130,342
                                                                    -------------
---------------------------------------------------------------------------------
NEW JERSEY (5.3%)
  Camden County Municipal
   Utilities Auth.
   0.00%, 9/1/99 (3)                                   12,545              10,569
   0.00%, 9/1/00 (3)                                   18,500              14,795
   0.00%, 9/1/02 (3)                                   18,545              13,406
   0.00%, 9/1/03 (3)                                   18,545              12,719
  New Jersey Economic
   Development Auth.
   5.80%, 7/1/07 (1)                                    4,800               5,003
   5.80%, 7/1/08 (1)                                    4,000               4,126
   7.00%, 7/1/03 (1)                                   26,195              30,011

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
  New Jersey GO TOB VRDO
   3.599%, 9/6/95*                                    $19,600        $     19,600
  New Jersey Health Care Rev.
   (Union Hosp./Mega Care)
   6.00%, 7/1/98                                        2,820               2,882
   6.20%, 7/1/99                                        3,080               3,165
   6.40%, 7/1/00                                        3,295               3,401
  New Jersey Sports & Exposition Auth.
   VRDO 3.35%, 9/7/95 (1)                               4,500               4,500
   6.50%, 3/1/06                                        4,725               5,150
   6.50%, 3/1/07                                        3,500               3,790
  New Jersey Transportation
   Trust Fund Auth.
   VRDO 3.67%, 9/7/95                                  11,000              11,000
   5.30%, 12/15/01                                      5,000               5,239
  New Jersey Turnpike Auth.
   VRDO 3.05%, 9/6/95 (3) (LOC)                         5,800               5,800
   4.75%, 1/1/06 (ETM)                                 25,970              25,905
   5.90%, 1/1/03                                        4,700               4,989
   5.90%, 1/1/04                                       19,030              20,197
   6.00%, 1/1/05                                       22,220              23,547
   6.50%, 1/1/09                                       50,000              54,626
  Rutgers State Univ. Rev.
   6.40%, 5/1/13                                        4,675               5,020
                                                                    -------------
           STATE TOTAL                                                    289,440
                                                                    -------------
---------------------------------------------------------------------------------
NEW YORK (9.6%)
  Metropolitan Transportation Auth.
   5.40%, 7/1/03                                       16,040              16,059
   RAN 5.50%, 12/14/95                                 10,000              10,048
   5.625%, 7/1/05                                      11,485              11,445
   5.75%, 7/1/06                                       12,320              12,338
   6.10%, 7/1/07 (1)                                    3,625               3,931
   6.10%, 7/1/08 (1)                                    7,200               7,759
  New York City GO
   VRDO 3.35%, 9/5/95 (LOC)                             4,400               4,400
   VRDO 3.40%, 9/5/95 (LOC)                             4,200               4,200
   VRDO 3.50%, 9/6/95 (LOC)                             1,100               1,100
   TAN 4.50%, 2/15/96                                  15,000              15,043
   6.00%, 8/15/99                                      13,070              13,463
   6.10%, 8/1/02                                        4,000               4,109
   6.15%, 8/15/00                                      14,670              15,149
   6.25%, 8/1/03                                       14,000              14,323
   6.375%, 8/1/04                                      20,000              20,720
   7.00%, 8/1/97 (Prere.)                                 600                 642
   7.00%, 8/15/99 (3)                                   5,550               6,075
   7.00%, 8/15/99 (3) (ETM)                             9,450              10,405
   7.00%, 8/1/00                                        5,050               5,265
   7.00%, 8/1/03                                        6,000               6,475
   7.00%, 2/1/05                                        5,000               5,408
   8.00%, 8/1/99                                        4,560               5,017
   8.00%, 8/1/99 (ETM)                                    615                 695
   8.00%, 11/1/00 (2)                                   4,420               4,839
   8.125%, 11/1/04 (3)                                 11,155              12,290
  New York City Industrial
   Development Agency
   (USTA National Tennis
   Center Project)
   6.375%, 11/15/07 (4)                                 6,200               6,785
   6.40%, 11/15/08 (4)                                  4,105               4,457
   6.50%, 11/15/09 (4)                                  6,745               7,309
   6.50%, 11/15/10 (4)                                  3,500               3,756
  New York City Municipal Finance
   Auth. Water and Sewer System Rev.
   VRDO 3.35%, 9/5/95                                   9,400               9,400
   VRDO 3.35%, 9/5/95 (3)                               1,500               1,500
   6.00%, 6/15/10                                       4,000               4,110
  New York City Transit Auth. RAN
   5.50%, 12/14/95                                      7,000               7,029
  New York State Dormitory Auth.
   (City Univ.)
   6.25%, 7/1/03                                        4,250               4,525
   6.35%, 7/1/04                                        2,500               2,670
   6.45%, 7/1/05                                        1,500               1,606
   7.00%, 7/1/01                                       10,000              11,199
  (New York Univ.)
   6.375%, 7/1/07 (3)                                  27,000              28,892
  (State Univ.)
   5.80%, 5/15/05                                       5,400               5,435
   5.90%, 5/15/06                                       2,000               2,020
   6.10%, 5/15/08                                       2,000               2,028
   7.00%, 5/15/01                                      18,285              19,643
   7.10%, 5/15/00                                       6,050               6,540
  New York State GO
   7.80%, 11/15/99                                      5,000               5,632
  New York State Local Govt.
   Assistance Corp.
   VRDO 3.45%, 9/6/95 (LOC)                            25,000              25,000
   4.25%, 4/1/00                                        2,500               2,475
   4.375%, 4/1/01                                       3,000               2,957
  New York State Medical Care Facility
   7.875%, 8/15/00 (Prere.)                             6,815               7,977
  New York State Thruway Auth.
   6.25%, 4/1/06 (3)                                   10,000              11,000
  New York State Urban
   Development Corp.
   6.40%, 1/1/04                                        9,685              10,188

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
  Onondaga County PCR
   (Anheuser Busch)
   6.625%, 8/1/06                                     $10,000       $      10,718
  Suffolk County Water Auth.
   6.80%, 8/17/10 (ETM)                                10,660              11,695
  Triborough Bridge & Tunnel
   Auth. Rev.
   0.00%, 1/1/03                                       19,185              12,454
   5.80%, 1/1/06                                        6,000               6,339
   6.00%, 1/1/12                                       12,000              12,378
   6.60%, 1/1/10                                       59,325              65,421
                                                                    -------------
           STATE TOTAL                                                    524,336
                                                                    -------------
---------------------------------------------------------------------------------
NORTH CAROLINA (1.6%)
  Charlotte Airport VRDO
   3.45%, 9/6/95 (1)                                    5,100               5,100
  North Carolina Educational
   Facilities Auth. VRDO
   (Duke Univ.)
   3.751%, 9/7/95                                       4,100               4,100
  North Carolina Municipal
   Power Agency
  (Catawba Electric)
   CP 3.50%, 10/12/95                                  12,000              11,998
   6.00%, 1/1/04                                        7,000               7,193
   6.00%, 1/1/05                                       28,750              29,428
   7.00%, 1/1/00 (Prere.)                               6,040               6,759
   7.25%, 1/1/07                                       10,410              11,581
  Wake County Industrial Facilities &
   Pollution Control Finance Auth.
   (Carolina Power & Light)
   VRDO 3.50%, 9/6/95                                   9,000               9,000
                                                                    -------------
           STATE TOTAL                                                     85,159
                                                                    -------------
---------------------------------------------------------------------------------
OHIO (2.4%)
  Cleveland School Dist.
   8.125%, 12/1/98 (ETM)                                2,815               3,119
   9.00%, 12/1/98 (Prere.)                              4,000               4,657
  Cleveland Water Works
   6.25%, 1/1/05 (2)                                    9,155               9,892
  Columbus Electric VRDO
   3.70%, 10/2/95 (LOC)                                 8,200               8,200
  Columbus Sewer Rev. VRDO
   3.45%, 9/7/95                                          900                 900
  Cuyahoga County Hosp. Improvement
   VRDO (St. Luke's Hosp.)
   3.70%, 9/6/95 (LOC)                                  5,110               5,110
  Ohio Air Quality Development Auth.
   VRDO (Mead Corp.)
   3.40%, 9/5/95 (LOC)                                  3,400               3,400
  Ohio Building Auth.
   (State Correctional Facilities)
   5.70%, 10/1/03                                       3,305               3,507
   5.70%, 10/1/04                                       2,725               2,887
   5.80%, 10/1/06                                       4,360               4,612
   5.90%, 10/1/07                                       2,500               2,646
   6.50%, 10/1/02                                       3,790               4,197
   6.50%, 10/1/02 (1)                                   5,350               5,924
   6.50%, 10/1/03                                       5,500               6,070
   6.50%, 10/1/03 (1)                                   5,710               6,354
   6.50%, 10/1/04                                       2,500               2,745
   7.20%, 8/1/00                                       10,000              11,175
   7.25%, 8/1/01                                        7,500               8,395
   7.30%, 8/1/02                                       10,000              11,211
   7.35%, 8/1/03                                        4,945               5,553
   (State Data Center)
   5.70%, 10/1/04                                       2,895               3,067
   5.75%, 10/1/05                                       3,070               3,256
  Ohio Higher Education Facilities
   5.90%, 12/1/05                                       8,175               8,637
  Ohio Public Facilities Comm.
   5.50%, 12/1/06                                       5,465               5,613
  Ohio Student Loan VRDO
   3.50%, 9/6/95                                        1,800               1,800
                                                                    -------------
           STATE TOTAL                                                    132,927
                                                                    -------------
---------------------------------------------------------------------------------
OKLAHOMA (3.0%)
  Grand River Dam Auth. Electric Rev.
   5.50%, 6/1/13 (2)                                    8,100               7,991
   5.70%, 6/1/05                                       20,000              21,100
   5.75%, 6/1/06                                       19,350              20,363
   5.875%, 6/1/07                                      14,500              15,299
   6.25%, 6/1/11 (2)                                    7,600               8,245
   8.00%, 6/1/02                                       21,000              24,926
  Oklahoma Industrial Auth.
   (Baptist Medical Center)
   CP 3.50%, 10/12/95                                  12,700              12,700
   CP 4.00%, 9/13/95                                    7,900               7,900
   CP 4.00%, 10/27/95                                  20,000              20,000
   (St. Anthony's Hosp.)
   7.50%, 10/1/03 (1)                                   5,470               5,594
  Tulsa County Industrial Auth.
   (St. Francis Hosp.)
   5.15%, 12/15/03*                                     8,715               8,714
  Tulsa Metropolitan Utility Auth.
   7.00%, 2/1/03                                        8,465               9,414
                                                                    -------------
     STATE TOTAL                                                          162,246
                                                                    -------------
---------------------------------------------------------------------------------

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
OREGON (.6%)
  Oregon Veterans Welfare
   Program GO
  VRDO 3.70%, 9/6/95                                  $32,745        $     32,745
                                                                    -------------
---------------------------------------------------------------------------------
PENNSYLVANIA (7.0%)
  Allegheny County GO
   7.45%, 2/15/98                                       2,000               2,149
   7.60%, 11/1/98 (Prere.)                              2,000               2,203
  Berks County GO
   7.25%, 11/15/00 (3) (Prere.)                        10,000              11,436
  Erie County Prison Auth.
   Commonwealth Lease Rev.
   6.75%, 11/1/01 (1) (Prere.)                          5,295               5,918
  Northumberland County
   Commonwealth Lease Rev.
   6.70%, 10/15/03 (1)                                  7,005               7,684
   7.75%, 10/15/04 (1)                                  6,000               6,915
  Pennsylvania Convention
   Center Auth.
   6.25%, 9/1/04                                       15,200              15,761
  Pennsylvania COP
   4.80%, 7/1/01 (2)                                   20,000              20,120
   4.90%, 7/1/02 (2)                                   13,665              13,759
   5.00%, 7/1/03 (2)                                    6,555               6,614
  Pennsylvania GO
   5.00%, 4/15/05                                      24,290              24,362
   5.00%, 4/15/07                                       7,950               7,771
   5.00%, 4/15/08                                       9,250               8,898
   5.25%, 5/1/06 (3)                                    8,660               8,794
   5.30%, 5/1/07 (3)                                    2,500               2,521
   6.20%, 11/15/04                                     12,480              13,477
   6.50%, 11/1/06                                       4,260               4,612
   7.10%, 11/1/08                                       6,700               7,495
   10.00%, 4/15/02 (2)                                 10,160              13,139
  Pennsylvania Industrial
   Development Auth.
   6.50%, 7/1/98                                        9,850              10,440
   6.60%, 1/1/99                                        5,065               5,407
   6.60%, 7/1/99                                       10,355              11,150
   6.70%, 1/2/00                                        7,420               8,031
   6.70%, 7/1/00                                        9,080               9,905
   6.80%, 1/1/01                                        5,000               5,495
   6.80%, 7/1/01                                        5,480               6,067
  Pennsylvania Intergovernmental
   Cooperation Auth.
   4.70%, 6/15/01 (3)                                   3,410               3,432
   4.80%, 6/15/02 (3)                                   6,275               6,278
   5.75%, 6/15/99 (3)                                  17,000              17,773
  Philadelphia GO
   CP 3.85%, 10/23/95 (LOC)                            14,800              14,803
   4.60%, 5/15/99 (3)                                   4,345               4,390
   6.00%, 11/15/00 (3)                                 11,995              12,763
  Philadelphia Municipal Lease Rev.
   6.00%, 7/15/03                                       5,065               5,137
  Philadelphia School Dist. GO
   0.00%, 7/1/00 (2)                                   15,500              12,418
   6.70%, 7/1/99 (2)                                    9,000               9,735
  Philadelphia Water & Sewer Rev.
   6.875%, 10/1/06 (1)                                 15,455              16,879
  Philadelphia Water & Wastewater Rev.
   4.75%, 6/15/98                                      11,540              11,638
   6.25%, 8/1/07 (1)                                    5,000               5,471
   6.25%, 8/1/08 (1)                                    5,000               5,440
   6.25%, 8/1/09 (1)                                    3,400               3,673
   6.25%, 8/1/10 (1)                                    2,730               2,922
  Sayre Health Care Facility Auth.
   VRDO 3.50%, 9/6/95 (2)                               3,300               3,300
  Schuylkill Redevelopment Auth.
   6.95%, 6/1/04 (3)                                    3,995               4,436
                                                                    -------------
           STATE TOTAL                                                    380,611
                                                                    -------------
---------------------------------------------------------------------------------
PUERTO RICO (.6%)
  Puerto Rico Electric Power Auth. Rev.
   6.50%, 7/1/05 (1)                                   20,525              23,027
  Puerto Rico Govt.
   Development Bank VRDO
   3.20%, 9/6/95 (LOC)                                    200                 200
  Puerto Rico Telephone Auth. Rev.
   5.40%, 1/1/08                                        9,550               9,577
                                                                    -------------
           STATE TOTAL                                                     32,804
                                                                    -------------
---------------------------------------------------------------------------------
RHODE ISLAND (.5%)
  Rhode Island Depositors Economic
   Protection Corp.
   6.55%, 8/1/10 (1)                                   26,850              29,206
                                                                    -------------
---------------------------------------------------------------------------------
SOUTH CAROLINA (.2%)
  Charleston Water Works & Sewer
   9.625%, 1/1/96 (Prere.)                              4,000               4,157
  Piedmont Municipal Power
   Agency Rev.
   5.40%, 1/1/07 (1)                                    3,200               3,268
  South Carolina Capital Improvement
   GO 6.50%, 2/1/96                                     3,000               3,037
                                                                    -------------
           STATE TOTAL                                                     10,462
                                                                    -------------
---------------------------------------------------------------------------------

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
SOUTH DAKOTA (.1%)
  South Dakota Health & Education
   Auth. Rev.
   (McKennan Hosp.)
   7.50%, 7/1/04 (1)                                 $  5,845       $       6,504
                                                                    -------------
---------------------------------------------------------------------------------
TEXAS (10.0%)
  Anderson County Rev.
   (Coffield Prison Farm Project)
   5.50%, 3/15/04 (2)                                   5,715               5,940
   5.50%, 3/15/05 (2)                                   5,590               5,771
   5.50%, 3/15/06 (2)                                   6,985               7,153
  Austin Combined Utilities System Rev.
   5.125%, 11/15/02                                     9,500               9,779
   5.20%, 11/15/03                                      3,360               3,462
   5.30%, 5/15/04                                       5,770               5,948
   5.30%, 11/15/04                                      5,735               5,920
   5.50%, 5/15/06 (1)                                   5,000               5,147
   5.80%, 11/15/06                                      5,255               5,561
   6.00%, 11/15/06 (1)                                 23,265              25,199
   7.25%, 11/15/03                                      6,000               6,600
  Bell County Health Facilities
   Development Corp.
   (Scott & White Hosp.)
   7.625%, 9/1/03                                       8,340               9,121
  Bexar County VRDO
   (Incarnate Word Health Service)
   3.55%, 9/6/95 (4)                                    6,800               6,800
  Corpus Christi GO
   7.50%, 11/1/97 (2) (Prere.)                          1,155               1,240
   7.50%, 11/1/98 (2)                                   1,865               1,986
  Corpus Christi Port Auth. CP
   (Union Pacific Project)
   4.25%, 10/31/95                                      4,000               4,000
  Dallas-Fort Worth Regional Airport
   8.75%, 11/1/03                                       4,890               5,356
  Dallas Independent School Dist.
   5.60%, 8/15/04                                       8,000               8,381
   5.70%, 8/15/06                                       4,750               4,931
  Harris County Flood Control Dist.
   GO 5.60%, 10/1/01                                    8,900               9,401
  Harris County School Health System
   (Sisters of Charity)
   CP 3.80%, 9/1/95                                     6,650               6,650
  Harris County Toll Road
   VRDO 3.50%, 9/6/95                                  62,100              62,100
   6.30%, 8/15/02 (3) (Prere.)                          4,470               4,976
   6.30%, 8/15/04 (3)                                     840                 921
  Houston GO
   VRDO 3.55%, 9/6/95 (LOC)                             3,000               3,000
   5.00%, 3/1/04                                        6,265               6,343
   5.10%, 3/1/06                                       12,200              12,230
   5.80%, 3/1/02                                        5,080               5,407
   7.00%, 3/1/08                                       48,405              56,001
   7.30%, 3/1/98 (3) (Prere.)                           3,000               3,225
  Houston Hotel Occupancy
   5.25%, 7/1/07 (4)                                    6,585               6,590
  Houston Housing Finance Corp.
   TOB VRDO 3.70%, 9/7/95 (4)                           4,075               4,075
  Houston Water & Sewer System Rev.
   7.00%, 12/1/01 (2)                                   3,220               3,639
   7.00%, 12/1/02 (2)                                   4,125               4,707
   7.00%, 12/1/03 (2)                                   3,100               3,567
   7.60%, 12/1/02 (6)                                   4,010               4,316
  San Antonio Electric & Gas
   5.50%, 2/1/04                                        4,545               4,721
   5.80%, 2/1/06                                        8,000               8,402
  Tarrant County Water Control
   & Improvement Dist.
   4.50%, 3/1/11 (3)                                    5,000               4,273
  Texas GO
   TRAN 4.75%, 8/30/96++                               25,000              25,202
   6.00%, 10/1/06                                       6,000               6,495
   8.00%, 10/1/07                                      50,000              62,827
   6.00%, 10/1/08                                       5,000               5,351
  Texas Municipal Power Agency
   6.10%, 9/1/07 (1)                                   12,500              13,565
   6.10%, 9/1/08 (1)                                   27,840              30,158
   6.10%, 9/1/09 (1)                                    5,000               5,387
  Texas Public Finance Auth.
   Building Rev.
   5.45%, 10/1/06                                       3,260               3,370
   6.60%, 2/1/00 (1)                                    5,000               5,414
   6.75%, 2/1/02 (1)                                    5,000               5,480
   6.80%, 2/1/03 (1)                                    5,000               5,467
  Texas Water Resource Finance Auth.
   7.50%, 8/15/01                                       3,945               4,302
  Univ. of Texas Permanent Univ. Fund
   6.40%, 7/1/02                                        5,000               5,488
  Univ. of Texas Rev.
   7.00%, 8/15/07                                      20,750              22,902
                                                                    -------------
           STATE TOTAL                                                    544,247
                                                                    -------------
---------------------------------------------------------------------------------
UTAH (.4%)
  Salt Lake County PCR VRDO
   (British Petroleum)
   3.40%, 9/5/95                                        3,500               3,500

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
  Utah GO
   6.00%, 7/1/96                                     $  5,000       $       5,095
  Utah Housing Finance Auth. VRDO
   3.60%, 9/6/95                                       11,700              11,700
                                                                    -------------
           STATE TOTAL                                                     20,295
                                                                    -------------
---------------------------------------------------------------------------------
VIRGINIA (.2%)
  Chesapeake Bay Bridge & Tunnel
   5.40%, 7/1/05 (3)                                    6,090               6,291
  Fairfax County GO
   7.25%, 6/1/00                                        5,805               6,512
                                                                    -------------
           STATE TOTAL                                                     12,803
                                                                    -------------
---------------------------------------------------------------------------------
WASHINGTON (2.7%)
  King County GO
   6.00%, 12/1/04                                       5,000               5,367
   6.10%, 12/1/05                                       5,000               5,366
  Seattle Water System
   4.90%, 12/1/02                                       5,890               5,968
   5.00%, 12/1/03                                       2,000               2,032
   5.10%, 12/1/04                                       4,000               4,068
   5.20%, 12/1/05                                       2,320               2,359
  Tacoma Electric System Rev.
   5.70%, 1/1/03 (2)                                    6,845               7,234
  Washington GO
   5.60%, 9/1/04                                        5,000               5,263
   5.625%, 5/1/08                                       7,535               7,666
   5.75%, 9/1/07                                       19,950              20,957
   5.75%, 9/1/08                                        4,000               4,164
   6.10%, 6/1/06                                        9,495              10,305
   6.125%, 6/1/07                                      10,110              10,942
   6.20%, 6/1/08                                       10,765              11,654
   6.25%, 6/1/09                                       11,465              12,378
   6.25%, 6/1/10                                        7,450               7,970
   6.25%, 2/1/11                                        6,680               7,117
   7.00%, 10/1/98                                       3,900               4,210
   7.10%, 9/1/99                                        7,500               8,070
   7.20%, 9/1/98 (Prere.)                               2,365               2,566
                                                                    -------------
           STATE TOTAL                                                    145,656
                                                                    -------------
---------------------------------------------------------------------------------
WISCONSIN (1.4%)
  Wisconsin GO
   4.25%, 11/1/99                                       4,000               4,000
   6.20%, 5/1/06                                       20,990              22,906
   6.25%, 5/1/07                                       22,970              25,058
   6.25%, 5/1/08                                       24,365              26,432
                                                                    -------------
           STATE TOTAL                                                     78,396
                                                                    -------------
---------------------------------------------------------------------------------
WYOMING (.7%)
  Lincoln PCR VRDO
   (Exxon)
   3.50%, 9/5/95                                        8,000               8,000
  Platte County PCR
   4.50%, 1/1/01                                        2,250               2,170
   4.60%, 1/1/02                                        2,430               2,331
  Sublette County VRDO
   (Exxon)
   3.50%, 9/5/95                                       24,900              24,900
                                                                    -------------
           STATE TOTAL                                                     37,401
                                                                    -------------
---------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (Cost $5,208,122)                                                     5,465,768
---------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-.3%)
  Other Assets--Note B                                                     96,845
  Liabilities                                                            (114,352)
                                                                    -------------
                                                                          (17,507)
---------------------------------------------------------------------------------
NET ASSETS (100%)
---------------------------------------------------------------------------------
  Applicable to 414,551,001 outstanding
   $.001 par value shares
   (authorized 500,000,000 shares)                                     $5,448,261
---------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                  $13.14
=================================================================================

+See Note A to Financial Statements.

For explanations of abbreviations and other references, see page 45.

---------------------------------------------------------------------------------
AT AUGUST 31, 1995,
  NET ASSETS CONSISTED OF:
---------------------------------------------------------------------------------
                                                       Amount                 Per
                                                        (000)               Share
                                                   ----------              ------
  Paid in Capital                                  $5,215,236              $12.58
  Undistributed Net
   Investment Income                                       --                  --
  Overdistributed Net
   Realized Gains--Note E                             (27,471)               (.07)
  Unrealized Appreciation of
   Investments--Note F                                260,496                 .63
---------------------------------------------------------------------------------
NET ASSETS                                         $5,448,261              $13.14
---------------------------------------------------------------------------------

                                                         Face              Market
INSURED LONG-TERM                                      Amount               Value
PORTFOLIO                                               (000)              (000)+
---------------------------------------------------------------------------------
MUNICIPAL BONDS (100.0%)
---------------------------------------------------------------------------------
ALABAMA (.7%)
  Birmingham Medical Center
   (Special Care Medical Center)
   7.25%, 7/1/15 (1)                                 $  6,715       $       7,028
  Macintosh Industrial
   Development Auth. VRDO
   (Ciba-Geigy)
   3.60%, 9/6/95 (LOC)                                    600                 600
  Medical Clinic Board of Bessemer
   (Bessemer-Carraway Hosp.)
   7.25%, 4/1/15 (1)                                    5,000               5,518
                                                                    -------------
           STATE TOTAL                                                     13,146
                                                                    -------------
---------------------------------------------------------------------------------
ALASKA (2.1%)
  Alaska Housing Finance Corp. VRDO
   3.60%, 9/6/95                                       15,100              15,100
  Anchorage Electric Rev.
   8.00%, 12/1/09 (1)                                   2,565               3,207
   8.00%, 12/1/10 (1)                                   2,960               3,692
  Municipality of Anchorage GO
   7.20%, 6/1/17 (2)                                   11,000              11,971
   7.625%, 8/1/96 (3) (Prere.)                          3,000               3,164
  North Slope Borough GO
   9.85%, 6/30/97 (2) (ETM)                             3,000               3,310
   10.00%, 6/30/04 (2) (ETM)                              850               1,159
                                                                    -------------
           STATE TOTAL                                                     41,603
                                                                    -------------
---------------------------------------------------------------------------------
ARIZONA (.6%)
  Maricopa County
   (Samaritan Health Service)
   7.00%, 12/1/16 (1)                                   8,650              10,113
  Tucson GO
   5.50%, 7/1/12 (3)                                    1,500               1,471
                                                                    -------------
           STATE TOTAL                                                     11,584
                                                                    -------------
---------------------------------------------------------------------------------
ARKANSAS (.5%)
  North Little Rock Electric System
   6.50%, 7/1/10 (1)                                    3,500               3,893
   6.50%, 7/1/15 (1)                                    4,500               4,958
                                                                    -------------
           STATE TOTAL                                                      8,851
                                                                    -------------
---------------------------------------------------------------------------------
CALIFORNIA (19.7%)
  Anaheim Public Improvement Corp.
  COP VRDO
   3.25%, 9/6/95 (2) (LOC)                              5,500               5,500
  California Health Facilities Finance
   Auth. (Adventist Health System)
   6.75%, 3/1/11 (1)                                   12,000              12,858
  California Housing Finance Agency
   8.625%, 8/1/15 (1)                                   2,550               2,701
  Contra Costa Transportation Auth.
   Sales Tax
   VRDO
   3.40%, 9/6/95 (3)                                      900                 900
  Contra Costa Water Dist. Rev.
   5.00%, 10/1/24 (1)                                  23,000              19,908
  Culver City Redevelopment Auth.
   7.10%, 11/1/99 (2) (Prere.)                            390                 428
  Fresno COP (City Hall Project)
   6.375%, 8/1/10 (2)                                  10,500              10,968
  Long Beach Financing Auth. Rev.
   6.00%, 11/1/09 (2)                                   3,735               3,951
  Modesto Irrigation Dist.
   Finance Auth.
   (Woodland Project)
   6.50%, 10/1/22 (2)                                  20,225              21,999
  Modesto San Juan Public
   Power Agency
   6.125%, 7/1/13 (2)                                   7,000               7,378
   6.75%, 7/1/20 (1)                                   13,000              14,557
  Northern California Power Agency
   (Combustion Turbine Project)
   6.00%, 8/15/10 (1)                                   3,500               3,536
   (Hydroelectric Project)
   5.50%, 7/1/23 (1)                                   23,200              21,726
  Oakland Redevelopment Agency
   (Central Dist. Project)
   5.50%, 2/1/14 (2)                                    6,300               6,094
   6.00%, 2/1/08 (2)                                    5,585               5,932
  Orange County Sanitation
   Dist. VRDO
   3.40%, 9/5/95 (2)                                   18,416              18,416
   3.40%, 9/5/95 (LOC)                                  2,700               2,700
   3.90%, 9/7/95 (2) (LOC)                             17,145              17,145
  Pasadena Electric Works Rev.
   5.375%, 8/1/12                                       9,000               8,461
  Pittsburg Redevelopment Agency
   5.50%, 8/1/07 (3)                                    3,000               3,053
   5.50%, 8/1/15 (3)                                    5,000               4,756
  Riverside County
   Transportation Comm.
   5.75%, 6/1/07 (2)                                    3,495               3,649
   5.75%, 6/1/08 (2)                                    1,750               1,811
  Sacramento County TRAN
   4.50%, 9/29/95                                      30,000              30,000
   4.75%, 10/4/96                                       7,500               7,551
  Sacramento Municipal Utility Dist.
   5.75%, 8/15/13 (1)                                  12,360              12,264
   6.50%, 9/1/13 (1)                                    8,895               9,769

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
  San Diego County TRAN
   4.50%, 9/29/95                                     $15,000        $     15,000
   4.50%, 9/30/96                                      15,000              15,070
  San Diego Area Local Govt. TRAN
   4.75%, 10/18/96                                      9,000               9,054
  San Jose Merged Area
   Redevelopment Project Rev.
   7.50%, 8/1/96 (1) (Prere.)                           2,700               2,847
   7.50%, 8/1/96 (3) (Prere.)                           1,440               1,518
  San Jose Tax Redevelopment
   6.00%, 8/1/10 (1)                                    8,105               8,539
  Santa Clara County Finance Auth.
   Lease Rev. VRDO
   3.45%, 9/6/95                                       15,400              15,400
  Santa Clara Redevelopment Agency
   (Bayshore North Project)
   7.00%, 7/1/10 (2)                                    3,000               3,468
  Santa Clara Valley Water Dist.
   6.00%, 2/1/24 (3)                                    5,000               5,000
  Santa Margarita/Dana Point
   Improvement Dist.
   5.75%, 8/1/20 (1)                                    8,500               8,248
  Santa Rosa Waste Water Recovery
   6.00%, 9/1/15 (3)                                    5,000               5,129
  South County Waste Water Auth.
   (Gilroy)
   5.50%, 8/1/22 (3)                                    8,000               7,458
   (Morgan Hill)
   5.50%, 8/1/22 (3)                                    7,000               6,526
  Southern California Public Power Auth.
   (Palo Verde)
   5.00%, 7/1/15 (2)                                    2,605               2,338
  Southern California Rapid Transit Dist.
   5.80%, 9/1/06 (2)                                    4,000               4,244
   5.90%, 9/1/07 (2)                                    3,155               3,368
  Transmission Agency of Northern
   California
   5.25%, 5/1/08 (1)                                    4,000               3,970
  Ukiah Electric Rev.
   6.25%, 6/1/18 (1)                                    6,330               6,711
                                                                    -------------
           STATE TOTAL                                                    381,899
                                                                    -------------
---------------------------------------------------------------------------------
COLORADO (.8%)
  Colorado Health Facilities Auth.
   (Sisters of Charity Health
   System Inc.)
   6.00%, 5/15/13 (1)                                  12,500              12,583
  Denver County Health Facilities
   (St. Anthony's Hosp.)
   7.70%, 5/1/07 (1)                                    2,800               3,087
                                                                    -------------
           STATE TOTAL                                                     15,670
                                                                    -------------
---------------------------------------------------------------------------------
CONNECTICUT (.2%)
  Connecticut Development Auth.
   (Connecticut Light & Power)
   PCR VRDO 3.55%, 9/6/95 (LOC)                           300                 300
  South Central Connecticut Regional
   Water Auth.
   5.75%, 8/1/12 (3)                                    3,100               3,123
                                                                    -------------
           STATE TOTAL                                                      3,423
                                                                    -------------
---------------------------------------------------------------------------------
DELAWARE (1.1%)
  Delaware Economic
   Development Auth.
   (Delmarva Power and Light)
   7.30%, 9/1/15 (3)                                    4,000               4,409
  Delaware Health Facilities Auth.
   (Delaware Medical Center)
   7.00%, 10/1/15 (1)                                   6,000               6,503
  Dover Electric Rev.
   5.75%, 7/1/15 (3)                                    5,225               5,164
   6.10%, 7/1/11 (3)                                    2,000               2,063
  Sussex County Waste Water Rev.
   6.60%, 6/15/25 (1)                                   2,500               2,633
                                                                    -------------
           STATE TOTAL                                                     20,772
                                                                    -------------
---------------------------------------------------------------------------------
DISTRICT OF COLUMBIA
  District of Columbia Housing
   Finance Agency
   10.25%, 11/1/09 (3)                                    875                 897
                                                                    -------------
---------------------------------------------------------------------------------
FLORIDA (8.3%)
  Coral Springs Improvement Dist. GO
   Water & Sewer
   6.00%, 6/1/10 (1)                                    3,000               3,175
  Dade County Water &
   Sewer System Rev. VRDO
   3.45%, 9/6/95 (3)                                   10,815              10,815
  Davie Water & Sewer Rev.
   6.375%, 10/1/12 (2)                                  2,620               2,856
  Florida Housing Finance Agency
   9.125%, 12/15/16 (3)                                    10                  10
  Florida Municipal Power Agency
   (Stanton Project)
   5.00%, 10/1/19 (1)                                   8,100               7,150
  Gulf Breeze Local Govt.
   Loan Program VRDO
   3.55%, 9/7/95 (3)                                   17,525              17,525
  City of Jacksonville Guaranteed
   Entitlement Rev.
   5.50%, 10/1/12 (2)                                   4,900               4,804
  Lee County Gas Tax
   5.50%, 10/1/09 (1)                                   2,000               2,006

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
  Orange and Orlando County
   Expressway Auth.
   8.25%, 7/1/13 (3)                                 $  9,695       $      12,555
   8.25%, 7/1/15 (3)                                    8,360              10,813
   8.25%, 7/1/16 (3)                                   12,295              15,998
  Orange County Health Auth. Hosp.
   (Adventist for Sunbelt Group)
   6.25%, 11/15/10 (2)                                  4,000               4,224
  Palm Beach Criminal Justice
   7.20%, 6/1/14 (3)                                   16,300              19,249
   7.20%, 6/1/15 (3)                                    4,000               4,745
  Palm Beach Solid Waste Auth.
   7.40%, 12/1/05 (6)                                     750                 841
  St. Lucie County Utilities
   System Rev.
   6.00%, 10/1/20 (3) (ETM)                             2,350               2,434
  Seacoast Utility Auth. Water & Sewer
   5.00%, 3/1/19 (3)                                    2,000               1,768
   5.50%, 3/1/13 (3)                                    4,000               3,891
   5.50%, 3/1/19 (3)                                    2,000               1,919
  Tampa Utilities Rev.
   6.75%, 10/1/10 (2)                                   9,330              10,587
   6.75%, 10/1/11 (2)                                   9,965              11,294
   6.75%, 10/1/12 (2)                                  10,635              12,019
                                                                    -------------
           STATE TOTAL                                                    160,678
                                                                    -------------
---------------------------------------------------------------------------------
GEORGIA (.8%)
  Burke County Development Auth. PCR
   VRDO (Oglethorpe Power)
   3.45%, 9/6/95                                        5,100               5,100
  Henry County School Dist. GO
   6.45%, 8/1/11 (1)                                    4,000               4,381
  Private Colleges & Universities Auth.
   (Mercer Univ.)
   6.50%, 11/1/15 (1)                                   5,000               5,463
                                                                    -------------
           STATE TOTAL                                                     14,944
                                                                    -------------
---------------------------------------------------------------------------------
HAWAII (1.4%)
  Hawaii Airport System Rev.
   6.35%, 7/1/07 (1)                                    8,000               8,692
  Hawaii GO
   5.50%, 5/1/08 (3)                                    2,000               2,042
   5.55%, 5/1/09 (3)                                    1,000               1,015
   5.55%, 5/1/10 (3)                                    2,500               2,507
  Honolulu City & County GO
   8.00%, 10/1/10                                      11,000              13,898
                                                                    -------------
           STATE TOTAL                                                     28,154
                                                                    -------------
---------------------------------------------------------------------------------
ILLINOIS (5.2%)
  Chicago Board of Education GO
   6.25%, 1/1/11 (1)                                    7,000               7,426
  Chicago Public Building Comm.
   7.00%, 1/1/20 (1) (ETM)                             21,500              24,777
  Chicago Waste Water Transmission
   6.50%, 1/1/08 (3)                                    1,315               1,448
  Cook County GO
   7.25%, 11/1/07 (1)                                   6,000               7,092
  Illinois Development
   Finance Auth.
   PCR (Illinois Power Co.)
   7.40%, 12/1/24 (1)                                  14,000              16,032
  Illinois Regional Transit
   Auth. Cook, DuPage and
   Kane Counties GO
   7.20%, 11/1/20 (2)                                  24,000              28,061
  O'Hare International Airport Rev.
   6.375%, 1/1/15 (1)                                  11,500              11,821
  Will County Community Unit
   School Dist.
   (Romeoville)
   7.10%, 12/1/09 (2)                                   1,750               2,026
   7.10%, 12/1/10 (2)                                   1,615               1,859
                                                                    -------------
           STATE TOTAL                                                    100,542
                                                                    -------------
---------------------------------------------------------------------------------
INDIANA (1.1%)
  Indiana Municipal Power Agency
   6.125%, 1/1/13 (1)                                  13,250              13,879
  Marion County Hosp. Auth.
   (Community Hosp.)
   9.00%, 5/1/08 (1)                                      730                 745
  Merrillville School Building Corp.
   6.65%, 7/1/06 (1)                                    5,500               6,139
                                                                    -------------
           STATE TOTAL                                                     20,763
                                                                    -------------
---------------------------------------------------------------------------------
KANSAS (.1%)
  Kansas Highway Refunding Rev.
   9.00%, 7/1/97 (1) (ETM)                              1,200               1,306
                                                                    -------------
---------------------------------------------------------------------------------
KENTUCKY (1.6%)
  Boone County PCR
   (Cincinnati Gas & Electric)
   5.50%, 1/1/24 (1)                                    2,000               1,888
  Kentucky Development Finance
   Auth. Hosp. Facilities Rev.
   (St. Elizabeth's Medical Center)
   6.00%, 11/1/10 (3)                                  23,885              24,338
  Kentucky Housing Corp.
   8.875%, 7/1/19 (6)                                     465                 482
  Kentucky Turnpike Economic
   Development
   5.50%, 7/1/09 (2)                                    3,630               3,658
                                                                    -------------
           STATE TOTAL                                                     30,366
                                                                    -------------
---------------------------------------------------------------------------------

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
LOUISIANA (2.7%)
  Jefferson Parish Sales Tax Rev.
   6.75%, 12/1/06 (3)                                $  8,500       $       9,340
  New Orleans Capital Appreciation
   0.00%, 9/1/13 (2)                                    9,000               3,083
  New Orleans GO
   0.00%, 9/1/10 (2)                                    8,500               3,543
   0.00%, 9/1/11 (2)                                   10,475               4,125
   6.00%, 9/1/21 (2)                                   22,250              22,192
  Plaquemines Harbor & Terminal CP
   (Electro-Coal)
   4.00%, 9/12/95                                      10,200              10,200
                                                                    -------------
           STATE TOTAL                                                     52,483
                                                                    -------------
---------------------------------------------------------------------------------
MAINE (.8%)
  Maine Health & Higher Education
   Facilities Auth.
   (Eastern Maine Medical Center)
   6.375%, 10/1/21 (3)                                  8,000               8,154
  Maine Turnpike Rev.
   6.00%, 7/1/18 (1)                                    7,000               6,999
                                                                    -------------
           STATE TOTAL                                                     15,153
                                                                    -------------
---------------------------------------------------------------------------------
MARYLAND (.7%)
  Maryland Health & Education
   Facilities Auth.
   (Univ. of Maryland
   Medical System)
   7.00%, 7/1/22 (3)                                   12,025              13,884
                                                                    -------------
---------------------------------------------------------------------------------
MASSACHUSETTS (7.1%)
  Boston GO
   6.50%, 7/1/12 (2)                                    4,750               5,036
  Boston Water & Sewer Comm.
   5.25%, 11/1/11 (3)                                   5,000               4,739
   7.25%, 11/1/06 (6)                                   2,500               2,714
  Lawrence GO
   4.75%, 2/15/14 (2)                                   1,500               1,274
  Massachusetts GO
   TOB VRDO 3.60%, 9/6/95 (1)                             700                 700
   7.00%, 7/1/09 (3)                                   32,250              37,264
  Massachusetts Health and Education
   Facilities Auth.
   (Boston College)
   6.75%, 7/1/11 (3)                                    6,595               7,087
   (Falmouth Hosp.)
   5.50%, 7/1/08 (1)                                    1,425               1,437
   (Lahey Clinic)
   5.25%, 7/1/10 (1)                                   14,120              13,367
   7.85%, 7/1/03 (1)                                    3,360               3,991
   (Massachusetts General Hosp.)
   6.25%, 7/1/12 (2)                                   19,650              20,786
  Massachusetts Housing Finance
   Agency Rev.
   5.55%, 10/1/05 (2)                                   5,230               5,368
   5.95%, 10/1/08 (2)                                  27,485              28,138
  Massachusetts Municipal Wholesale
   Electric Power Supply System Rev.
   5.10%, 7/1/07 (2)                                    3,280               3,228
  Southeastern Massachusetts Univ.
   Building Auth. Rev.
   5.75%, 5/1/16 (2)                                    2,000               1,957
                                                                    -------------
           STATE TOTAL                                                    137,086
                                                                    -------------
---------------------------------------------------------------------------------
MICHIGAN (3.8%)
  Detroit Sewer System Rev.
   5.45%, 7/1/07 (3)                                    6,850               6,954
  Michigan Strategic Fund
   (Detroit Edison)
   7.00%, 7/15/08 (1)                                  18,375              21,205
  Monroe County Economic
   Development Corp.
   (Detroit Edison)
   6.95%, 9/1/22 (3)                                   25,000              28,822
  Regents of Univ. of Michigan Hosp.
   Rev. VRDO
   3.45%, 9/5/95                                        8,800               8,800
  St. Clair Economic Development
   Corp. PCR
   (Detroit Edison)
   6.40%, 8/1/24 (2)                                    8,000               8,352
                                                                    -------------
           STATE TOTAL                                                     74,133
                                                                    -------------
---------------------------------------------------------------------------------
MINNESOTA (.6%)
  Dakota County Housing &
   Redevelopment Auth.
   9.375%, 5/1/18 (3)                                      55                  59
  Southern Minnesota Municipal Power
   Agency Supply System Rev.
   5.50%, 1/1/15 (2) (ETM)                              3,880               3,763
   5.50%, 1/1/15 (2)                                    6,120               5,921
  Western Minnesota Municipal
   Power Agency
   9.75%, 1/1/16 (1) (ETM)                                845               1,280
                                                                    -------------
           STATE TOTAL                                                     11,023
                                                                    -------------
---------------------------------------------------------------------------------
MISSISSIPPI (.2%)
  Jackson Water & Sewer System
   4.50%, 9/1/10 (1)                                    1,500               1,285
   5.20%, 9/1/07 (1)                                    2,000               1,991
                                                                    -------------
           STATE TOTAL                                                      3,276
                                                                    -------------
---------------------------------------------------------------------------------

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
MISSOURI (.3%)
  Missouri Health & Education
   Facilities Auth.
   (Lester Cox Medical Center)
   5.25%, 6/1/15 (1)                                 $  5,000       $       4,637
  St. Louis County Single Family
   Mortgage Rev.
   9.25%, 10/1/16 (2)                                     890                 958
                                                                    -------------
           STATE TOTAL                                                      5,595
                                                                    -------------
---------------------------------------------------------------------------------
MONTANA (.1%)
  Forsyth PCR
   (Montana Power Co.)
   6.125%, 5/1/23 (2)                                   1,500               1,515
                                                                    -------------
---------------------------------------------------------------------------------
NEBRASKA (.1%)
  Nebraska Investment Finance Auth.
   9.10%, 11/15/06 (3)                                    988               1,021
                                                                    -------------
---------------------------------------------------------------------------------
NEVADA (.5%)
  Clark County GO
   6.50%, 6/1/17 (2)                                    5,000               5,396
  Clark County Airport VRDO
   3.45%, 9/6/95 (1)                                    3,555               3,555
                                                                    -------------
           STATE TOTAL                                                      8,951
                                                                    -------------
---------------------------------------------------------------------------------
NEW HAMPSHIRE (.4%)
  New Hampshire Higher Education
   (Hitchcock Clinic)
   6.00%, 7/1/15 (1)                                    7,560               7,577
                                                                    -------------
---------------------------------------------------------------------------------
NEW JERSEY (5.2%)
  Atlantic County COP
   7.40%, 3/1/12 (3)                                    4,335               5,153
  Hoboken-Union City-Weehawken
   Sewage Auth.
   6.25%, 8/1/14 (1)                                   10,185              10,920
   6.25%, 8/1/15 (1)                                   10,820              11,623
  New Brunswick Housing & Urban
   Development
   5.75%, 7/1/24 (1)                                    5,000               4,913
  New Jersey Health Care Facility
   Finance Auth.
   (St. Clares-Riverside Medical Center)
   5.75%, 7/1/14 (1)                                    3,000               2,956
  New Jersey Sports & Exposition Auth.
   VRDO 3.35%, 9/7/95 (1)                               1,177               1,177
   6.50%, 3/1/13 (1)                                   18,795              20,666
  New Jersey Transportation Trust
   Fund Auth. Notes
   3.67%, 12/27/95                                      2,200               2,200
  New Jersey Turnpike Auth.
   VRDO 3.05%, 9/6/95 (3) (LOC)                         3,400               3,400
   6.50%, 1/1/13 (1)                                   30,000              32,827
   6.50%, 1/1/16 (1)                                    5,000               5,446
                                                                    -------------
           STATE TOTAL                                                    101,281
                                                                    -------------
---------------------------------------------------------------------------------
NEW MEXICO (.6%)
  Albuquerque Hosp. System
   (Presbyterian Health)
   6.375%, 8/1/07 (1)                                   4,000               4,299
  Farmington Utility Systems Rev.
   5.75%, 5/15/13 (3)                                   3,000               2,977
  Santa Fe Rev.
   6.30%, 6/1/24 (2)                                    5,000               5,128
                                                                    -------------
           STATE TOTAL                                                     12,404
                                                                    -------------
---------------------------------------------------------------------------------
NEW YORK (1.8%)
  New York City GO
   VRDO 3.50%, 9/6/95 (LOC)                             5,000               5,000
   6.625%, 8/1/15 (2)                                      50                  53
  New York City Trust for Cultural
   Resources VRDO (Carnegie Hall)
   3.45%, 9/6/95 (LOC)                                  1,400               1,400
  New York City Municipal Water and
   Sewer System Rev.
   7.00%, 6/15/09 (2)                                   3,750               4,151
  New York State Medical Care
   Facilities Finance Agency Mental
   Health Improvement
   6.00%, 8/15/15 (1)                                   5,000               5,029
  New York State Thruway Auth.
   5.80%, 4/1/11 (2)                                    8,635               8,709
  Triborough Bridge & Tunnel
   Auth. Rev.
   5.00%, 1/1/17 (1)                                    6,000               5,396
   6.00%, 1/1/14                                        4,500               4,521
   6.00%, 1/1/15 (2)                                    1,275               1,285
                                                                    -------------
           STATE TOTAL                                                     35,544
                                                                    -------------
---------------------------------------------------------------------------------
NORTH CAROLINA (.2%)
  North Carolina Municipal Power
   Agency (Catawba Electric)
   6.00%, 1/1/10 (1)                                    4,000               4,168
                                                                    -------------
---------------------------------------------------------------------------------
NORTH DAKOTA (.6%)
  Bismarck Medical Center
   7.50%, 5/1/13 (6)                                   10,000              11,101
                                                                    -------------
---------------------------------------------------------------------------------
OHIO (4.1%)
  Akron Bath Copley Joint Township
   Hosp. Dist.
   (Akron General)
   6.00%, 1/1/22 (2)                                    3,100               3,111

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
  Cleveland Airport System Rev.
   0.00%, 1/1/05 (1)                                 $  3,975       $       2,457
   0.00%, 1/1/06 (1)                                    3,475               2,016
   7.25%, 1/1/20 (1)                                       50                  55
  Cleveland  GO
   5.30%, 9/1/07 (2)                                    3,500               3,553
  Cleveland Public Power System Rev.
   7.00%, 11/15/16 (1)                                  5,000               5,643
  Cleveland Water Works Rev.
   5.50%, 1/1/21 (1)                                    1,000                 964
   6.25%, 1/1/15 (2)                                    2,500               2,573
  Columbus Electric Rev. VRDO
   3.70%, 10/2/95 (LOC)                                   600                 600
  Columbus Sewer Rev. VRDO
   3.45%, 9/7/95                                       10,300              10,300
  Franklin Convention Center Rev.
   0.00%, 12/1/06 (1)                                   4,355               2,458
  Franklin Hosp. Facility Auth.
   (Riverside Hosp.)
   7.25%, 5/15/20 (1)                                   2,050               2,280
  Lucas County GO
   6.95%, 12/1/11 (1)                                     900                 992
  Northeast Ohio Regional Sewer Dist.
   6.50%, 11/15/16 (2)                                  5,750               6,006
  Ohio Air Quality Development
   Auth. PCR
   (Ohio Edison)
   7.10%, 6/1/18 (3)                                    6,500               7,187
   7.45%, 3/1/16 (3)                                    9,500              10,482
  Ohio Building Auth.
   (Transportation Facilities)
   7.00%, 9/1/07 (1)                                    1,420               1,576
  Ohio GO
   7.625%, 8/1/09                                       4,345               5,340
  Ohio Higher Education Facilities Auth.
   (Univ. of Dayton)
   6.60%, 12/1/17 (3)                                   1,200               1,277
  Ohio Student Loan VRDO
   3.50%, 9/6/95                                        2,500               2,500
  Ohio Water Development Auth.
   7.00%, 12/1/09 (2) (ETM)                             1,500               1,703
  Reynoldsburg School Dist. GO
   6.55%, 12/1/17 (3)                                   2,000               2,110
  Summit Limited Tax GO
   6.90%, 8/1/12 (2)                                    2,750               2,979
  Univ. of Toledo
   5.75%, 12/1/12 (3)                                   1,000               1,000
                                                                    -------------
           STATE TOTAL                                                     79,162
                                                                    -------------
---------------------------------------------------------------------------------
OKLAHOMA (.3%)
  Grand River Dam Auth. Rev.
   5.75%, 6/1/06 (4)                                    5,800               6,208
                                                                    -------------
---------------------------------------------------------------------------------
OREGON (.1%)
  Oregon Health, Housing,
   Educational & Cultural Facilities
   (Lewis & Clark College)
   6.00%, 10/1/13 (1)                                   2,250               2,297
                                                                    -------------
---------------------------------------------------------------------------------
PENNSYLVANIA (8.8%)
  Allegheny County Hosp. Auth.
   (Presbyterian Hosp.)
   7.125%, 7/1/99 (1) (Prere.)                         12,500              13,952
  Allegheny County Sanitary Auth.
   5.50%, 12/1/16 (3)                                  10,000               9,588
  Armstrong County Hosp. Auth. Rev.
   6.25%, 6/1/13 (2)                                   18,400              18,820
  Delaware River Joint Toll
   Bridge Comm.
   6.00%, 7/1/18 (3)                                   10,500              10,551
  Lehigh County General Purpose Auth.
   (Lehigh Valley Hosp.)
   6.50%, 7/1/10 (1)                                    6,655               7,139
  Pennsylvania Convention Center
   Auth. Rev.
   6.00%, 9/1/19 (3)                                   10,000              10,376
   6.70%, 9/1/16 (3)                                    9,970              11,182
  Pennsylvania Turnpike Comm. Rev.
   5.50%, 12/1/12 (2)                                   7,000               6,780
   5.50%, 12/1/17 (3)                                  10,470               9,966
   5.50%, 12/1/19 (3)                                  25,000              23,624
   6.00%, 6/1/15 (1)                                    1,000               1,002
  Philadelphia Gas Works Rev.
   6.00%, 5/15/12 (2)                                   3,000               3,029
  Philadelphia Water &
   Wastewater Rev.
   7.00%, 6/15/10 (3)                                  15,000              17,173
   7.00%, 6/15/11 (3)                                  16,500              18,879
  Pittsburgh Water & Sewer
   System Rev.
   7.25%, 9/1/14 (3) (ETM)                              5,000               5,835
  Sayre Health Care Facility Auth.
   VRDO 3.50%, 9/6/95 (2)                               2,500               2,500
                                                                    -------------
           STATE TOTAL                                                    170,396
                                                                    -------------
---------------------------------------------------------------------------------
PUERTO RICO (.2%)
  Puerto Rico Public Building Auth.
   0.00%, 7/1/01 (3)                                    4,150               3,183
                                                                    -------------
---------------------------------------------------------------------------------

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
RHODE ISLAND (.5%)
  Rhode Island Public Building Auth.
   6.00%, 2/1/11 (2)                                 $  3,805       $       3,829
  Rhode Island Convention Auth.
   5.25%, 5/15/15 (1)                                   3,000               2,783
  Rhode Island Depositors
   Economic Project
   5.80%, 8/1/11 (1)                                    1,250               1,256
   5.80%, 8/1/12 (1)                                    2,000               1,998
                                                                    -------------
           STATE TOTAL                                                      9,866
                                                                    -------------
---------------------------------------------------------------------------------
SOUTH CAROLINA (4.4%)
  North Charleston Sewer Dist. Rev.
   6.375%, 7/1/12 (1)                                   2,750               2,977
  Piedmont Municipal Power
   Agency Rev.
   5.00%, 1/1/18 (3)                                   27,500              24,354
   5.00%, 1/1/22 (3)                                    8,000               6,995
   6.75%, 1/1/19 (3)                                   10,600              11,769
   6.75%, 1/1/20 (3)                                   23,515              26,159
  Public Service Auth. Rev.
   6.25%, 1/1/22 (2)++                                 13,000              12,924
                                                                    -------------
           STATE TOTAL                                                     85,178
                                                                    -------------
---------------------------------------------------------------------------------
SOUTH DAKOTA (1.0%)
  Heartland Consumer Power Dist.
   7.625%, 1/1/97 (1) (Prere.)                          7,000               7,465
  South Dakota Health &
   Educational Facilities Auth. Rev.
   (McKennan Hosp.)
   7.625%, 7/1/14 (1)                                  11,500              12,799
                                                                    -------------
           STATE TOTAL                                                     20,264
                                                                    -------------
---------------------------------------------------------------------------------
TENNESSEE (.3%)
  Knox County Health, Education &
   Housing Facility
   (Fort Sanders Hosp.)
   8.00%, 1/1/08 (1)                                    3,000               3,309
  Tennessee Housing
   Development Agency
   7.125%, 7/1/17 (1)                                   2,815               2,982
                                                                    -------------
           STATE TOTAL                                                      6,291
                                                                    -------------
---------------------------------------------------------------------------------
TEXAS (6.9%)
  Austin Combined Utilities
   System Rev.
   5.75%, 11/15/16 (2)                                 25,000              24,577
  Colorado River Municipal Water
   Dist. Rev.
   6.00%, 1/1/16 (2)                                    6,000               6,010
  Corpus Christi Utilities System Rev.
   7.00%, 7/15/10 (3)                                   7,500               8,300
  Denton County Housing
   Finance Corp.
   10.00%, 9/1/05 (1)                                      30                  31
  Harris County Toll Road VRDO
   3.50%, 9/6/95                                        5,000               5,000
  Houston Public Improvement
   7.00%, 3/1/08                                       16,000              18,511
  Houston VRDO
   3.55%, 9/6/95 (LOC)                                  1,000               1,000
  Houston Water & Sewer Rev.
   7.00%, 12/1/20 (1)                                  12,280              13,626
  Houston Water Conveyance System
   6.125%, 12/15/09 (2)                                 2,000               2,126
   6.25%, 12/15/12 (2)                                  8,340               8,811
   6.80%, 12/15/10 (2)                                  5,490               6,154
   6.80%, 12/15/11 (2)                                  8,910               9,970
   7.50%, 12/15/12 (2)                                  1,000               1,192
   7.50%, 12/15/13 (2)                                  1,100               1,310
  Lower Colorado River Auth. Rev.
   5.625%, 1/1/15 (4) (Prere.)                          3,055               3,014
  San Antonio Electric & Gas
   System Rev.
   0.00%, 2/1/06 (3)                                   18,000              10,312
   0.00%, 2/1/07 (3)                                   15,000               8,038
  Texas Turnpike Auth. Dallas
   North Toll
   (Addison Project)
   6.60%, 1/1/23 (3)                                    4,500               4,772
                                                                    -------------
           STATE TOTAL                                                    132,754
                                                                    -------------
---------------------------------------------------------------------------------
VIRGINIA (1.1%)
  Chesapeake Hosp. Auth.
   (Chesapeake General Hosp.)
   5.30%, 7/1/08 (1)                                    2,250               2,209
   5.50%, 7/1/12 (1)                                    2,000               1,917
  Henry County Public Service Auth.
   6.25%, 11/15/19 (3)                                  1,500               1,525
  Norfolk Water Development
   5.90%, 11/1/25 (1)++                                12,150              12,064
  Prince William County Service
   Auth. Rev.
   6.00%, 7/1/29 (3)                                    4,500               4,493
                                                                    -------------
           STATE TOTAL                                                     22,208
                                                                    -------------
---------------------------------------------------------------------------------
WASHINGTON (1.3%)
  Snohomish County Mukilteo
   School Dist.
   5.60%, 12/1/08 (3)                                   6,960               7,103
   5.65%, 12/1/09 (3)                                   9,160               9,294
   5.65%, 12/1/10 (3)                                   3,950               3,954
   5.70%, 12/1/11 (3)                                   5,000               4,999
                                                                    -------------
           STATE TOTAL                                                     25,350
                                                                    -------------
---------------------------------------------------------------------------------

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
WEST VIRGINIA (.9%)
  Berkeley Brooke Fayette Counties
   Single Family Mortgage
   9.10%, 8/1/11 (3)                                 $    500       $         528
  West Virginia State Building
   Comm. Rev.
   7.00%, 7/1/11 (1)                                    7,325               8,333
   7.00%, 7/1/12 (1)                                    7,840               8,905
                                                                    -------------
           STATE TOTAL                                                     17,766
                                                                    -------------
---------------------------------------------------------------------------------
WISCONSIN (.2%)
  Wisconsin Health & Education
   (St. Luke's Medical Center)
   7.10%, 8/15/11 (1)                                   4,000               4,368
                                                                    -------------
---------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
   (Cost $1,810,570)                                                    1,936,084
---------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
---------------------------------------------------------------------------------
  Other Assets--Note B                                                     29,655
  Liabilities                                                             (30,431)
                                                                    -------------
                                                                             (776)
---------------------------------------------------------------------------------
NET ASSETS (100%)
---------------------------------------------------------------------------------
  Applicable to 159,696,672 outstanding
   $.001 par value shares
   (authorized 250,000,000 shares)                                     $1,935,308
---------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                  $12.12
=================================================================================

+See Note A to Financial Statements.

For explanations of abbreviations and other references, see page 45.

---------------------------------------------------------------------------------
AT AUGUST 31, 1995,
  NET ASSETS CONSISTED OF:
---------------------------------------------------------------------------------
                                                       Amount                 Per
                                                        (000)               Share
                                                   ----------              ------
   Paid in Capital                                 $1,828,655              $11.45
   Undistributed Net
     Investment Income                                     --                  --
   Overdistributed Net
     Realized Gains--Note E                           (16,417)               (.10)
   Unrealized Appreciation of
     Investments--Note F                              123,070                 .77
---------------------------------------------------------------------------------
NET ASSETS                                         $1,935,308              $12.12
---------------------------------------------------------------------------------

                                                         Face              Market
                                                       Amount               Value
LONG-TERM PORTFOLIO                                     (000)              (000)+
---------------------------------------------------------------------------------
MUNICIPAL BONDS (99.6%)
---------------------------------------------------------------------------------
ALASKA (1.3%)
  Alaska Housing Finance
   Corp. VRDO
   3.55%, 9/7/95 (LOC)                                $10,800        $     10,800
   3.60%, 9/6/95                                        3,100               3,100
                                                                    -------------
           STATE TOTAL                                                     13,900
                                                                    -------------
---------------------------------------------------------------------------------
CALIFORNIA (14.7%)
  Anaheim Public Improvement Corp.
   COP VRDO 3.25%, 9/6/95 (2) (LOC)                     2,300               2,300
  California GO
   6.25%, 9/1/12                                        5,000               5,241
  California Public Works Rev.
   (Community College Project)
   7.00%, 3/1/19                                        5,800               6,189
  Contra Costa Water Dist. Rev.
   5.00%, 10/1/24 (1)                                  23,000              19,909
  Foothill/Eastern Transport Corridor
   Agency Rev.
   6.00%, 1/1/34                                        3,725               3,395
   0.00%, 1/1/21                                       25,000               4,206
   0.00%, 1/1/22                                       25,000               3,920
  Fresno Sewer Rev.
   6.25%, 9/1/10 (2)                                    6,395               6,860
  Irvine Ranch Water Dist. VRDO
   3.35%, 9/5/95 (LOC)                                  3,900               3,900
  Los Angeles County COP
   6.50%, 3/1/10                                      21,8152               1,998
  Sacramento County TRAN
   4.50%, 9/29/95                                      14,870              14,870
  San Bernardino COP
   (Capital Facility Project)
   6.875%, 8/1/24 (ETM)                                18,000              20,950
   (Medical Center Project)
   5.50%, 8/1/19                                       11,400              10,000
   5.50%, 8/1/24                                       14,295              12,325
  San Diego County TRAN
   4.50%, 9/30/96                                      10,000              10,047
  San Diego Local Govt.
   4.75%, 10/18/96                                      9,000               9,054
                                                                    -------------
           STATE TOTAL                                                    155,164
                                                                    -------------
---------------------------------------------------------------------------------
CONNECTICUT (.3%)
  Connecticut Development Auth.
   (Connecticut Light & Power)
   PCR VRDO 3.55%, 9/6/95 (LOC)                         3,600               3,600
                                                                    -------------
---------------------------------------------------------------------------------

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
DISTRICT OF COLUMBIA (1.9%)
  District of Columbia GO
   6.75%, 6/1/05 (2)                                 $  7,040       $       7,514
   7.75%, 6/1/96 (Prere.)                              11,970              12,549
                                                                    -------------
     STATE TOTAL                                                           20,063
                                                                    -------------
---------------------------------------------------------------------------------
FLORIDA (.9%)
  Dade County Water & Sewer System
   Rev. VRDO
   3.45%, 9/6/95 (3)                                    7,525               7,525
  Gulf Breeze Local Govt.
   Loan Program VRDO
   3.55%, 9/7/95 (3)                                    2,000               2,000
                                                                    -------------
           STATE TOTAL                                                      9,525
                                                                    -------------
---------------------------------------------------------------------------------
GEORGIA (4.8%)
  College Park GO
   (Civic Center)
   7.00%, 9/1/10                                       11,500              12,748
  Metropolitan Atlanta Rapid
   Transit Auth. Rev.
   6.25%, 7/1/18                                       12,170              12,762
   6.25%, 7/1/20 (2)                                   23,275              24,705
                                                                    -------------
           STATE TOTAL                                                     50,215
                                                                    -------------
---------------------------------------------------------------------------------
ILLINOIS (5.3%)
  Chicago Metropolitan Water
   Capital Improvement Rev.
   7.00%, 1/1/11                                       20,000              22,699
  Chicago Public Building Comm.
   7.00%, 1/1/20 (1) (ETM)                              6,000               6,915
  Chicago Skyway Toll Bridge Rev.
   6.50%, 1/1/10                                        7,750               7,836
  Illinois Development Finance
   Auth. PCR
   (Illinois Power Co.)
   VRDO 3.50%, 9/6/95 (LOC)                             2,300               2,300
   7.40%, 12/1/24 (1)                                   8,150               9,333
  Metropolitan Pier & Exposition
   Auth. Rev.
   6.75%, 6/1/10 (1)                                    6,000               6,641
                                                                    -------------
     STATE TOTAL                                                           55,724
                                                                    -------------
---------------------------------------------------------------------------------
INDIANA (2.2%)
  Indiana Health Facilities Finance
   Auth. Rev.
   (Ancilla System, Inc.)
   5.75%, 7/1/15 (1)                                    4,470               4,331
  Indiana State Office Building
   Comm. Rev.
   6.90%, 7/1/11                                       16,875              18,723
                                                                    -------------
           STATE TOTAL                                                     23,054
                                                                    -------------
---------------------------------------------------------------------------------
LOUISIANA (2.6%)
  De Soto Parish PCR
   (Southwestern Electric Power)
   7.60%, 1/1/19                                       24,300              27,199
  Jefferson Parish Single Family
   Mortgage Rev.
   9.375%, 11/1/07 (3)                                    390                 413
                                                                    -------------
           STATE TOTAL                                                     27,612
                                                                    -------------
---------------------------------------------------------------------------------
MASSACHUSETTS (7.4%)
  Massachusetts Bay
   Transportation Auth. Rev.
   7.00%, 3/1/21                                       15,000              17,162
  Massachusetts GO
   5.75%, 5/1/12                                        7,500               7,428
   6.50%, 8/1/11                                        5,460               5,817
  Massachusetts Housing
   Finance Agency Rev.
   6.125%, 11/15/08                                     3,500               3,603
   9.125%, 12/1/20                                      4,390               4,538
  Massachusetts Water Resources
   Auth. Rev.
   5.50%, 7/15/22                                       5,000               4,624
   6.50%, 7/15/19                                      32,000              34,353
                                                                    -------------
           STATE TOTAL                                                     77,525
                                                                    -------------
---------------------------------------------------------------------------------
MICHIGAN (3.1%)
  Detroit GO
   6.375%, 4/1/07                                      10,500              10,710
  Grand Rapids Tax Increment Rev.
   (Downtown Project)
   6.875%, 6/1/24 (1)                                   7,500               8,164
  Michigan Environmental Program GO
   6.25%, 11/1/02 (Prere.)                              5,000               5,597
  Michigan Hosp. Finance Auth. Rev.
   (Detroit Medical Center)
   6.25%, 8/15/13                                       3,000               2,978
   6.50%, 8/15/18                                       5,000               5,022
                                                                    -------------
           STATE TOTAL                                                     32,471
                                                                    -------------
---------------------------------------------------------------------------------
MISSISSIPPI (1.1%)
  Claiborne County PCR
   (Middle South Energy)
   9.875%, 12/1/14                                    10,000              11,730
                                                                    -------------
---------------------------------------------------------------------------------
NEVADA (1.0%)
  Humbolt County PCR
   (Idaho Power Co.)
   8.30%, 12/1/14                                       9,100              10,691
                                                                    -------------
---------------------------------------------------------------------------------

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
NEW JERSEY (8.5%)
  New Jersey Economic Development
   Auth. Market Transition Rev.
   5.75%, 7/1/06 (1)                                  $34,165        $     35,848
  New Jersey Health Care
   Facilities Auth. Rev.
   (Atlantic City Medical Center)
   6.80%, 7/1/05                                        4,000               4,262
  New Jersey Sports & Exposition
   Auth. Rev.
   6.50%, 3/1/13                                       10,000              10,821
   6.50%, 3/1/19                                       20,000              20,861
  New Jersey Turnpike Auth. Rev.
   VRDO 3.05%, 9/6/95 (3) (LOC)                           800                 800
   6.50%, 1/1/16                                       16,195              17,456
                                                                    -------------
           STATE TOTAL                                                     90,048
                                                                    -------------
---------------------------------------------------------------------------------
NEW YORK (13.8%)
  Babylon Waste Water GO
   9.00%, 8/1/08 (3)                                    4,900               6,541
   9.00%, 8/1/09 (3)                                    2,800               3,751
   9.00%, 8/1/10 (3)                                    4,900               6,611
  Metropolitan Transportation
   Auth. Rev.
   6.375%, 7/1/18 (1)                                   7,500               7,794
  New York City GO
   VRDO 3.50%, 9/6/95 (LOC)                             2,800               2,800
   6.375%, 8/1/04                                       5,000               5,180
   6.375%, 8/15/09                                     16,500              16,616
   7.10%, 2/1/10 (1)                                    7,500               8,371
  New York City Municipal Finance
   Auth. Water and Sewer System Rev.
   3.35%, 9/5/95                                        2,100               2,100
   7.00%, 6/15/09                                       5,000               5,440
  New York Medical Care
   Facilities Auth. Rev.
   6.875%, 2/15/32 (8)                                  5,000               5,293
  New York State Dormitory Auth. Rev.
   (City Univ.)
   5.75%, 7/1/09                                        7,930               7,781
   (State Univ.)
   7.50%, 5/15/11                                      18,900              21,797
  New York State Local Govt.
   Assistance Corp. Rev.
   6.50%, 4/1/20                                       10,000              10,343
   6.875%, 4/1/19                                       8,000               8,680
  Port Auth. of New York &
   New Jersey Rev.
   5.125%, 10/1/21                                     18,000              16,044
  Triborough Bridge & Tunnel Auth.
   General Purpose Rev.
   6.125%, 1/1/21                                      10,000              10,360
                                                                    -------------
           STATE TOTAL                                                    145,502
                                                                    -------------
---------------------------------------------------------------------------------
NORTH CAROLINA (1.0%)
  North Carolina Eastern Municipal
   Power Agency Rev.
   6.50%, 1/1/18 (ETM)                                  4,625               5,101
   7.50%, 1/1/09 (Prere.)                               4,935               5,904
                                                                    -------------
           STATE TOTAL                                                     11,005
                                                                    -------------
---------------------------------------------------------------------------------
OHIO (.2%)
  Franklin County Hosp. Rev. VRDO
   (Holy Cross Health System)
   3.50%, 9/7/95                                        1,600               1,600
                                                                    -------------
---------------------------------------------------------------------------------
Oklahoma (1.6%)
  Oklahoma Industries Auth. Health
   System Rev. CP
   (Baptist Medical Center)
   4.00%, 10/27/95                                     16,875              16,875
                                                                    -------------
---------------------------------------------------------------------------------
PENNSYLVANIA (7.0%)
  Pennsylvania GO
   6.375%, 9/15/09                                     11,000              11,744
   6.375%, 9/15/10                                      8,820               9,302
   6.375%, 9/15/11                                      5,975               6,335
  Pennsylvania Higher Education
   Facilities Auth. Rev.
   (Drexel Univ.)
   7.70%, 11/1/95 (1) (Prere.)                          3,340               3,428
   7.70%, 5/1/12 (1)                                    2,660               2,727
  Pennsylvania Housing Finance Agency
   Residential Development Rev.
   7.50%, 7/1/06                                        3,890               4,223
  Philadelphia Water & Wastewater Rev.
   7.00%, 6/15/10 (3)                                  20,000              22,897
  Pittsburgh Water & Sewer Auth. Rev.
   6.50%, 9/1/13 (3)                                   10,000              10,881
  Radnor Township School Auth. GO
   9.875%, 9/15/00 (ETM)                                  465                 553
  Sayre Health Care Facility Auth.
   VRDO 3.50%, 9/6/95 (2)                               1,300               1,300
                                                                    -------------
           STATE TOTAL                                                     73,390
                                                                    -------------
---------------------------------------------------------------------------------
SOUTH CAROLINA (2.2%)
  Piedmont Municipal Power
   Agency Rev.
   6.15%, 1/1/07 (1)                                    4,040               4,387
   6.20%, 1/1/08 (1)                                    3,000               3,253
   6.50%, 1/1/15 (3)                                   14,245              15,428
                                                                    -------------
           STATE TOTAL                                                     23,068
                                                                    -------------
---------------------------------------------------------------------------------

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
TEXAS (10.9%)
  Houston GO
   7.00%, 3/1/08                                     $  5,000       $       5,785
  Houston Hotel Occupancy Rev.
   5.50%, 7/1/11 (4)                                   21,760              21,264
  Houston Water & Sewer System Rev.
   6.375%, 12/1/17 (2)                                  6,000               6,171
  San Antonio Electric & Gas Rev.
   5.00%, 2/1/17                                       14,135              12,427
  Southwest Higher Education Auth.
   VRDO (Southern Methodist Univ.)
   3.50%, 9/5/95 (LOC)                                  8,700               8,700
  Texas City IDR
   (Arco)
   7.375%, 10/1/20                                     17,000              20,801
  Texas GO
   5.50%, 4/1/20                                       15,000              14,005
  Texas Water Development
   Board Rev.
   6.50%, 7/15/10                                      17,425              19,140
   7.05%, 8/1/25                                        5,655               6,253
                                                                    -------------
           STATE TOTAL                                                    114,546
                                                                    -------------
---------------------------------------------------------------------------------
VIRGINIA (.5%)
  Richmond Metropolitan Auth. Rev.
   6.375%, 7/15/16 (3)                                  5,400               5,582
                                                                    -------------
---------------------------------------------------------------------------------
WASHINGTON (3.0%)
  Washington Dept. of Ecology COP
   5.00%, 4/1/16                                       27,820              24,465
  Washington GO
   5.50%, 5/1/18                                        4,000               3,758
   6.75%, 2/1/15                                        3,450               3,790
                                                                    -------------
           STATE TOTAL                                                     32,013
                                                                    -------------
---------------------------------------------------------------------------------
WEST VIRGINIA (1.0%)
  West Virginia State Building
   Comm. Lease Rev.
   7.00%, 7/1/14 (1)                                    8,975              10,143
                                                                    -------------
---------------------------------------------------------------------------------
WISCONSIN (3.2%)
  Wisconsin Clean Water Rev.
   6.875%, 6/1/11                                      20,500              22,888
  Wisconsin GO
   6.25%, 5/1/09                                       10,000              10,874
                                                                    -------------
           STATE TOTAL                                                     33,762
                                                                    -------------
---------------------------------------------------------------------------------
WYOMING (.1%)
  Sublette County
   (Exxon Project)
   3.50%, 9/5/95                                          700                 700
                                                                    -------------
---------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (Cost $987,305)                                                       1,049,508
---------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (.4%)
---------------------------------------------------------------------------------
  Other Assets--Note B                                                     18,043
  Liabilities                                                             (13,431)
                                                                    -------------
                                                                            4,612
---------------------------------------------------------------------------------
NET ASSETS (100%)
---------------------------------------------------------------------------------
  Applicable to 98,691,426 outstanding
   $.001 par value shares
   (authorized 250,000,000 shares)                                     $1,054,120
---------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                  $10.68
=================================================================================

+See Note A to Financial Statements.

For explanations of abbreviations and other references, see page 45.


---------------------------------------------------------------------------------
AT AUGUST 31, 1995,
  NET ASSETS CONSISTED OF:
---------------------------------------------------------------------------------
                                                       Amount                 Per
                                                        (000)               Share
                                                   ----------              ------
   Paid in Capital                                 $1,006,692              $10.20
   Undistributed Net
     Investment Income                                     --                  --
   Overdistributed Net
     Realized Gains--Note E                           (14,754)               (.15)
   Unrealized Appreciation of
   Investments--Note F                                 62,182                 .63
---------------------------------------------------------------------------------
NET ASSETS                                         $1,054,120              $10.68
=================================================================================

                                                         Face              Market
                                                       Amount               Value
HIGH-YIELD PORTFOLIO                                    (000)              (000)+
---------------------------------------------------------------------------------
MUNICIPAL BONDS (102.4%)
---------------------------------------------------------------------------------
ALABAMA (.2%)
  Huntsville Health Care Auth. Rev.
   VRDO 3.45%, 9/7/95 (1)                            $  4,400       $       4,400
                                                                    -------------
---------------------------------------------------------------------------------
ALASKA (.8%)
  Alaska Housing Finance Corp. Rev.
   3.60%, 9/6/95                                       13,000              13,000
  North Slope Borough GO
   7.50%, 6/30/01 (5)                                   2,500               2,849
                                                                    -------------
           STATE TOTAL                                                     15,849
                                                                    -------------
---------------------------------------------------------------------------------
ARIZONA (1.9%)
  Board of Regents Rev.
   (Univ. of Arizona)
   6.20%, 6/1/16                                       26,660              28,133
  Pima County Industrial
   Development Auth. Rev.
   (La Cholla Project)
   8.50%, 7/1/20                                        6,650               6,402
                                                                    -------------
           STATE TOTAL                                                     34,535
                                                                    -------------
---------------------------------------------------------------------------------
ARKANSAS (.2%)
  North Little Rock Electric System Rev.
   6.50%, 7/1/15 (1)                                    3,450               3,801
                                                                    -------------
---------------------------------------------------------------------------------
CALIFORNIA (15.4%)
  California GO
   5.50%, 3/1/20 (4)                                   12,875              11,945
   6.00%, 8/1/19 (3)                                   17,125              17,219
  California Health Facilities
   Auth. VRDO
   (Catholic Health Care West)
   3.40%, 9/6/95 (1)                                      800                 800
   (Kaiser Permanante)
   3.35%, 9/6/95                                          200                 200
  California Public Works Rev.
   (Community College Project)
   7.00%, 3/1/14                                       14,275              15,295
   7.00%, 3/1/19                                       18,000              19,207
  (Univ. Project)
   6.40%, 12/1/16 (2)                                   8,450               8,747
  Contra Costa Transportation Auth.
   Sales Tax VRDO
   3.40%, 9/6/95 (3)                                    5,400               5,400
  Foothill/Eastern Transport Corridor
   Agency Rev.
   0.00%, 1/1/18                                       10,000               2,091
   0.00%, 1/1/20                                       20,000               3,618
   5.00%, 1/1/35                                        8,810               6,879
  Irvine Water Dist. VRDO
   3.60%, 9/5/95 (LOC)                                  7,200               7,200
  Los Angeles County Metropolitan
   Transport Auth. Sales Tax
   Rev. VRDO
   3.35%, 9/7/95 (1)                                   11,000              11,000
  Metropolitan Water Dist. of
   Southern California Rev.
   5.00%, 7/1/20                                        6,400               5,578
   6.625%, 7/1/12                                       3,000               3,187
  Orange County Sanitation Dist.
   VRDO 3.40%, 9/5/95 (LOC)                               900                 900
  Sacramento County TRAN
   4.75%, 10/4/96                                      10,000              10,068
  San Bernardino County COP
   4.75%, 8/1/28                                       10,425               7,880
   5.00%, 8/1/26                                       15,045              11,936
   6.875%, 8/1/24 (ETM)                                25,220              29,353
   7.00%, 8/1/20                                       12,180              13,083
  San Diego County TRAN
   4.50%, 9/30/96                                      24,000              24,113
  San Diego IDR
   (San Diego Gas & Electric)
   8.75%, 3/1/2                                        34,450               4,916
  San Diego Unified School Dist. TRAN
   4.75%, 10/10/96 (LOC)                               10,000              10,102
  San Joaquin Hills
   Transportation Agency Rev.
   0.00%, 1/1/01                                        7,340               5,157
   0.00%, 1/1/02                                       14,000               9,195
  San Mateo County TRAN
   4.50%, 7/1/96                                       20,000              20,072
  Santa Clara County Finance
   Auth. Lease Rev.
   VRDO 3.45%, 9/6/95                                   8,700               8,700
  Santa Clara Dist. Valley Medical
   VRDO (El Camino Hosp.)
   3.40%, 9/5/95 (LOC)                                  3,100               3,100
  Southern California Public Power
   Auth. Rev.
   5.50%, 7/1/20                                        7,700               7,003
   6.00%, 7/1/18                                        3,985               3,869
                                                                    -------------
           STATE TOTAL                                                    287,813
                                                                    -------------
---------------------------------------------------------------------------------
COLORADO (.7%)
  Colorado Health Facilities Auth.
   (PSL Health System Project)
   8.50%, 2/15/21                                      10,950              12,738
                                                                    -------------
---------------------------------------------------------------------------------

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
CONNECTICUT (.1%)
  Connecticut Development Auth.
   (Connecticut Light & Power)
   PCR VRDO 3.55%, 9/6/95 (LOC)                      $  2,400       $       2,400
                                                                    -------------
---------------------------------------------------------------------------------
DISTRICT OF COLUMBIA (2.1%)
  Metropolitan Washington Airport
   Auth. Rev.
   5.50%, 10/1/24 (1)                                  23,825              22,010
   5.875%, 10/1/15 (1)                                 17,600              17,304
                                                                    -------------
           STATE TOTAL                                                     39,314
                                                                    -------------
---------------------------------------------------------------------------------
FLORIDA (2.9%)
  Cape Coral Health Facilities Auth. Rev.
   (Cape Coral Medical Center)
   7.50%, 11/15/21                                     22,000              20,900
  Citrus County PCR
   (Florida Power Corp.)
   6.35%, 2/1/22                                        7,000               7,128
  Dade County Water & Sewer
   System Rev.
   VRDO 3.45%, 9/6/95 (3)                               9,070               9,070
  Gulf Breeze Local Govt. Loan Program
   VRDO 3.55%, 9/7/95 (3)                               9,375               9,375
  Orlando Utilities Comm. Rev.
   6.75%, 10/1/17                                       2,200               2,482
  Tarpon Springs Health Facility
   Auth. Rev.
   (Tarpon Springs Hosp.)
   8.75%, 5/1/12                                        4,000               4,315
                                                                    -------------
           STATE TOTAL                                                     53,270
                                                                    -------------
---------------------------------------------------------------------------------
GEORGIA (1.6%)
  Burke County PCR VRDO
   (Georgia Power Co.)
   3.30%, 9/5/95                                        3,000               3,000
   3.40%, 9/5/95                                        2,500               2,500
  Cartersville Water & Wastewater
   Facilities (Anheuser-Busch)
   7.40%, 11/1/10                                       5,000               5,816
  Municipal Electric Auth. of
   Georgia Rev.
   6.60%, 1/1/18                                        5,000               5,277
  Savannah Hosp. Auth. Rev.
   (Candler Hosp.)
   7.00%, 1/1/23                                       13,000              13,033
                                                                    -------------
           STATE TOTAL                                                     29,626
                                                                    -------------
---------------------------------------------------------------------------------
ILLINOIS (6.4%)
  Chicago Public Building Comm.
   7.00%, 1/1/15 (1) (ETM)                              9,000              10,222
   7.00%, 1/1/20 (1) (ETM)                             10,000              11,524
  Chicago Skyway Toll Bridge Rev.
   6.75%, 1/1/14                                       10,000              10,170
   6.75%, 1/1/17                                        6,760               6,875
  Cook County GO
   6.60%, 11/15/22 (1)                                 12,000              12,494
  Illinois Development Finance
   Auth. Rev.
   PCR (Illinois Power Co.)
   7.40%, 12/1/24 (1)                                  20,000              22,903
  Illinois Development Finance
   Auth. Rev.
   (Regency Park Project)
   10.25%, 4/15/19**                                    6,500               4,875
   10.625%, 4/15/20**                                   6,000               4,500
  Illinois Health Facilities Auth. Rev.
   (United Medical Center)
   8.125%, 7/1/01 (Prere.)                              2,925               3,457
  Illinois Health Facilities Auth.
   Certificate of Beneficial Interest
   (Adventist Living Centers)**                           770                 185
  Illinois Housing Development Auth.
   VRDO (Center Apartments)
   3.60%, 9/6/95 (LOC)                                  4,545               4,545
  Illinois Toll Highway Auth. Rev.
   6.30%, 1/1/11                                        5,000               5,256
  Loves Park First Mortgage Rev.
   (Hoosier Care)
   9.75%, 8/1/19                                        1,565               1,704
  Robbins Resources Recovery
   Project Rev.
   9.25%, 10/15/14                                     15,000              16,470
   9.25%, 10/15/16                                      3,000               3,294
                                                                    -------------
           STATE TOTAL                                                    118,474
                                                                    -------------
---------------------------------------------------------------------------------
INDIANA (3.5%)
  Indiana Health Facilities Finance
   Auth. Rev. (Ancilla System Inc.)
   7.375%, 7/1/23                                      19,400              20,782
  Indiana State Office Building
   Comm. Rev.
   6.90%, 7/1/11                                       15,660              17,375
  Indianapolis Local Public
   Improvement Bond Bank
   6.75%, 2/1/14                                       21,500              23,662
   6.75%, 2/1/20                                        2,500               2,633
                                                                    -------------
           STATE TOTAL                                                     64,452
                                                                    -------------
---------------------------------------------------------------------------------

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
KENTUCKY (.3%)
  Ashland PCR VRDO
   (Ashland Oil Project)
   3.35%, 9/7/95 (LOC)                               $  2,900       $       2,900
  Kentucky Property &
   Buildings Comm. Rev.
   5.80%, 9/1/06                                        3,100               3,230
                                                                    -------------
           STATE TOTAL                                                      6,130
                                                                    -------------
---------------------------------------------------------------------------------
LOUISIANA (.3%)
  West Feliciana Parish PCR
   (Gulf States Utilities)
   9.00%, 5/1/15                                        4,000               4,569
                                                                    -------------
---------------------------------------------------------------------------------
MARYLAND (1.0%)
  Hagerstown Energy Finance
   Administration Recycling Rev.
   (Hagerstown Fiber Project)
   9.00%, 10/15/16                                     17,500              17,891
                                                                    -------------
---------------------------------------------------------------------------------
MASSACHUSETTS (8.1%)
  Massachusetts Bay Transit Auth.
   6.25%, 3/1/05                                        2,500               2,734
  Massachusetts GO
   5.25%, 2/1/08                                       35,575              35,032
   6.00%, 6/1/11                                       14,750              14,912
  Massachusetts Industrial
   Finance Agency
   (Massachusetts Recycling Assoc.)
   9.00%, 8/1/16                                       17,000              17,961
   (Refusetech Inc. Project)
   6.30%, 7/1/05                                       11,900              12,322
  Massachusetts Water Resources Auth.
   5.50%, 7/15/22                                      22,420              20,735
   6.50%, 7/15/19                                      43,700              46,914
                                                                    -------------
           STATE TOTAL                                                    150,610
                                                                    -------------
---------------------------------------------------------------------------------
MICHIGAN (6.2%)
  Detroit GO
   6.25%, 4/1/05                                       13,000              13,262
  Dickinson County Memorial Hosp.
   System Rev.
   7.625%, 11/1/05                                      1,150               1,161
   8.00%, 11/1/14                                       5,700               5,779
  Michigan Hosp. Finance Auth. Rev.
   (Genesys Health System)
   7.50%, 10/1/27                                       5,620               5,743
   8.10%, 10/1/13                                       5,000               5,363
   8.125%, 10/1/21                                     15,000              16,118
  Michigan Housing
   Development Auth. Rev.
   6.30%, 4/1/04                                        6,900               7,244
  Michigan Public Power Agency Rev.
   (Belle River Project)
   5.50%, 1/1/13                                       46,595              44,488
  Michigan Trunk Line Rev.
   5.50%, 10/1/21                                      18,500              17,081
                                                                    -------------
           STATE TOTAL                                                    116,239
                                                                    -------------
---------------------------------------------------------------------------------
MINNESOTA (.3%)
  Washington County Housing &
   Redevelopment Auth. Rev.
   (Woodland Park Project)
   0.00%, 5/1/20                                       35,070               1,622
   9.75%, 5/1/20                                        5,000               4,750
                                                                    -------------
           STATE TOTAL                                                      6,372
                                                                    -------------
---------------------------------------------------------------------------------
MISSISSIPPI (1.6%)
  Claiborne County PCR
   (Middle South Energy)
   9.50%, 4/1/16                                        5,000               5,308
   9.875%, 12/1/14                                     21,000              24,632
                                                                    -------------
           STATE TOTAL                                                     29,940
                                                                    -------------
---------------------------------------------------------------------------------
NEVADA (.3%)
  Clark County Airport VRDO
   3.45%, 9/6/95 (1)                                    6,445               6,445
                                                                    -------------
---------------------------------------------------------------------------------
NEW HAMPSHIRE (.3%)
  New Hampshire Health & Higher
   Education Rev.
   (Catholic Medical Center)
   6.00%, 7/1/17                                        6,580               5,971
                                                                    -------------
---------------------------------------------------------------------------------
NEW JERSEY (3.7%)
  New Jersey Sports & Exposition
   Auth. Rev.
   6.50%, 3/1/13                                       15,000              16,231
  New Jersey Turnpike Auth. Rev.
   VRDO 3.05%, 9/6/95 (3) (LOC)                         4,100               4,100
   6.50%, 1/1/16                                       44,340              47,792
                                                                    -------------
           STATE TOTAL                                                     68,123
                                                                    -------------
---------------------------------------------------------------------------------
NEW YORK (15.8%)
  Glencove Industrial Development
   Auth. Rev.
   (Regency at Glencove Project)
   9.50%, 7/1/12                                       10,000              10,000
  Metropolitan Transit Auth. Rev.
   5.75%, 7/1/15                                        8,545               8,071
   6.375%, 7/1/20 (1)                                  25,690              26,674
   7.375%, 7/1/08                                      22,870              25,929

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
  New York City GO
   VRDO 3.50%, 9/6/95 (LOC)                          $  3,600       $       3,600
   5.75%, 8/15/08                                      10,000               9,663
   6.375%, 8/15/092                                     8,000              28,197
  New York City Municipal Water
   Finance Auth. Water & Sewer
   System Rev.
   VRDO 3.35%, 9/5/95 (3)                               7,500               7,500
   5.50%, 6/15/20                                      25,000              22,944
  New York City Transit Auth. RAN
   5.50%, 12/14/95                                     25,000              25,105
  New York State Dormitory
   Auth. Rev.
   (City Univ.)
   6.375%, 7/1/08                                       3,150               3,203
   7.50%, 7/1/10                                        5,500               6,332
   (State Univ.)
   5.375%, 5/15/07 (2)                                  2,100               2,143
   7.50%, 5/15/13                                      10,250              11,911
  New York State Housing
   Finance Agency Rev.
   5.625%, 3/15/09                                      4,685               4,519
  New York State Local Govt.
   Assistance Corp. Rev.
   6.50%, 4/1/20                                       16,110              16,663
   7.00%, 4/1/10                                        4,320               4,764
  New York State Power Auth. Rev.
   6.50%, 1/1/19                                       26,250              27,290
  Triborough Bridge & Tunnel
   Auth. Rev.
   (Convention Center Project)
   7.25%, 1/1/10                                       13,500              15,050
   (General Purpose Rev.)
   5.00%, 1/1/17                                        3,000               2,661
   5.50%, 1/1/17                                       10,000               9,517
   5.00%, 1/1/24                                       26,380              22,933
                                                                    -------------
           STATE TOTAL                                                    294,669
                                                                    -------------
---------------------------------------------------------------------------------
NORTH CAROLINA (.9%)
  North Carolina Eastern Municipal
   Power Agency Rev.
   5.00%, 1/1/20 (ETM)                                 10,385               9,326
   6.50%, 1/1/18                                        6,665               7,351
                                                                    -------------
           STATE TOTAL                                                     16,677
                                                                    -------------
---------------------------------------------------------------------------------
OHIO (.5%)
  Lucas County Hosp. Facility Rev.
   (Flower Memorial Hosp.)
   8.125%, 12/1/11                                      8,900               9,561
                                                                    -------------
---------------------------------------------------------------------------------
OKLAHOMA (1.1%)
  Jackson County Memorial Hosp.
   Auth. Rev.
   (Jackson Memorial)
   6.75%, 8/1/04                                        4,700               4,620
   7.30%, 8/1/15                                        4,000               3,942
  Oklahoma Industrial Auth. Health
   System Rev. CP
   (Baptist Medical Center)
   3.50%, 10/12/95                                     12,300              12,300
                                                                    -------------
           STATE TOTAL                                                     20,862
                                                                    -------------
---------------------------------------------------------------------------------
OREGON (.1%)
  Oregon Veterans Welfare
   Program VRDO
   3.60%, 9/6/95 (LOC)                                  1,500               1,500
   3.70%, 9/6/95                                          900                 900
                                                                    -------------
           STATE TOTAL                                                      2,400
                                                                    -------------
---------------------------------------------------------------------------------
PENNSYLVANIA (12.5%)
  Allegheny County Pittsburgh
   Children's Hosp. Rev.
   3.599%, 9/7/95 (1)                                  12,900              12,900
  Langhorne Higher Education &
   Health Auth. Rev.
   (Lower Bucks Hosp.)
   7.30%, 7/1/12                                        4,500               4,460
   7.35%, 7/1/22                                        2,500               2,382
  Montgomery County Higher
   Education & Health Auth. Rev.
   (Brittany Point Project)
   8.50%, 1/1/22                                        5,000               5,317
  Pennsylvania COP
   5.40%, 7/1/08 (2)                                   15,000              15,010
   5.40%, 7/1/09 (2)                                   25,000              24,686
  Pennsylvania Convention
   Center Auth. Rev.
   6.60%, 9/1/09                                        2,500               2,561
   6.70%, 9/1/14                                        2,500               2,563
   6.75%, 9/1/19                                        6,600               6,786
  Pennsylvania Economic
   Development Auth. Rev.
   (Colver Project)
   7.05%, 12/1/10                                       2,500               2,586
   7.125%, 12/1/15                                     14,000              14,385
  Pennsylvania Housing
   Finance Agency Rev.
   7.60%, 7/1/13                                       10,000              10,777

                                                         Face              Market
                                                       Amount               Value
                                                        (000)              (000)+
---------------------------------------------------------------------------------
  Pennsylvania Turnpike Comm. Rev.
   5.50%, 12/1/17                                     $17,735       $      16,913
  Philadelphia Hosp. & Higher
   Education Facilities Auth. Rev.
   (Childrens Seashore Hosp.)
   7.00%, 8/15/12                                       3,540               3,725
   7.00%, 8/15/17                                       1,000               1,052
   7.00%, 8/15/22                                         500                 526
   (Graduate Health System)
   7.25%, 7/1/10                                       15,000              15,572
   (Methodist Hosp.)
   7.75%, 7/1/23                                       12,290              12,218
   (Roxborough Memorial Hosp.)
   7.25%, 3/1/24                                       10,000               9,225
  Philadelphia Municipal Auth. Rev.
   6.125%, 7/15/08                                      4,000               4,063
   6.25%, 7/15/13                                       2,785               2,758
   6.30%, 7/15/17                                       1,750               1,697
   8.625%, 11/15/16                                     1,600               1,752
  Philadelphia Water & Sewer Rev.
   9.10%, 10/1/95 (Prere.)                              6,250               6,402
   9.10%, 12/1/95 (Prere.)                              5,750               5,941
  Philadelphia Water &
   Wastewater Rev.
   5.50%, 6/15/14 (5)                                   5,650               5,352
   7.00%, 6/15/11 (3)                                  21,500              24,600
  Sayre Health Care Facility Auth.
   VRDO 3.50%, 9/6/95 (2)                               1,700               1,700
  Scranton-Lackawanna Health &
   Welfare (Moses Taylor Hosp.)
   8.50%, 7/1/20                                       14,375              15,186
                                                                    -------------
           STATE TOTAL                                                    233,095
                                                                    -------------
---------------------------------------------------------------------------------
RHODE ISLAND (.3%)
  Convention Center Auth. Rev.
   5.75%, 5/15/20 (2)                                   5,000               4,802
                                                                    -------------
---------------------------------------------------------------------------------
SOUTH CAROLINA (.4%)
  Piedmont Municipal Power
   Agency Rev.
   6.25%, 1/1/21 (3)                                    6,640               6,965
                                                                    -------------
---------------------------------------------------------------------------------
TEXAS (8.4%)
  Austin Airport System Rev.
   6.125%, 11/15/25 (1)++                              38,000              37,814
   6.45%, 11/15/20++                                   17,040              17,509
  Austin Water, Sewer & Electric Rev.
   14.00%, 11/15/01                                       200                 276
  Harris County Health Facility
   Development Corp. VRDO
   (Methodist Hosp.)
   3.40%, 9/5/95                                       10,500              10,500
  Harris County Hosp. Dist. Rev.
   7.40%, 2/15/10 (2)                                  17,500              20,478
  Harris County Toll Road
   VRDO 3.50%, 9/6/95                                   4,000               4,000
   6.25%, 8/15/15 (1)                                   5,000               5,103
  Houston Hotel Occupancy
   5.50%, 7/1/15 (4)                                    6,000               5,728
  Houston Water & Sewer System Rev.
   6.375%, 12/1/17 (2)                                  4,820               4,958
  Odessa Junior College Dist. Rev.
   8.125%, 12/1/18                                     10,000              10,107
  San Antonio Electric & Gas Rev.
   5.00%, 2/1/17                                        3,500               3,077
  Texas GO
   5.50%, 4/1/20                                       40,050              37,393
                                                                    -------------
           STATE TOTAL                                                    156,943
                                                                    -------------
---------------------------------------------------------------------------------
VIRGINIA (1.0%)
  Alexandria Redevelopment &
   Housing Auth. Rev.
   (Portals West Project)
   9.50%, 7/15/20***                                    9,680               6,098
  Chesterfield County Mortgage Rev.
   (Brandermill Woods Project)
   0.00%, 7/1/17                                        2,600                  52
   0.00%, 7/1/18                                        2,600                  52
   0.00%, 7/1/19                                        2,600                  52
   0.00%, 7/1/20                                        2,600                  52
   0.00%, 7/1/21                                        2,600                  52
   10.25%, 7/1/15***                                    8,000               5,600
   10.625%, 7/1/16***                                  10,400               7,280
                                                                    -------------
           STATE TOTAL                                                     19,238
                                                                    -------------
---------------------------------------------------------------------------------
WASHINGTON (3.0%)
  Port of Seattle GO
   5.75%, 5/1/14                                       15,600              14,944
  Snohomish County Public Utility
   Dist. Rev.
   5.50%, 1/1/20 (3)                                   43,710              40,403
                                                                    -------------
           STATE TOTAL                                                     55,347
                                                                    -------------
---------------------------------------------------------------------------------
WEST VIRGINIA (.5%)
  West Virginia State Building
   Comm. Rev.
   7.00%, 7/1/13 (1)                                    8,390               9,509
                                                                    -------------
---------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (Cost $1,832,893)                                                     1,909,030
---------------------------------------------------------------------------------

                                                                           Market
                                                                            Value
                                                                           (000)+
---------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-2.4%)
---------------------------------------------------------------------------------
  Other Assets--Note B                                               $     29,156
  Liabilities                                                             (73,021)
                                                                     ------------
                                                                          (43,865)
---------------------------------------------------------------------------------
NET ASSETS (100%)
---------------------------------------------------------------------------------
  Applicable to 178,912,024 outstanding
   $.001 par value shares
   (authorized 250,000,000 shares)                                     $1,865,165
---------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                  $10.43
=================================================================================

+See Note A to Financial Statements.

---------------------------------------------------------------------------------
AT AUGUST 31, 1995,
  NET ASSETS CONSISTED OF:
---------------------------------------------------------------------------------
                                                       Amount                 Per
                                                        (000)               Share
                                                   ----------              ------
  Paid in Capital                                  $1,813,639              $10.14
  Undistributed Net
   Investment Income                                       --                  --
  Accumulated Net
   Realized Losses--Note E                            (24,359)               (.14)
  Unrealized Appreciation
   of Investments--Note F                              75,885                 .43
---------------------------------------------------------------------------------
NET ASSETS                                         $1,865,165              $10.43
---------------------------------------------------------------------------------

BAN = Bond Anticipation Note
COP = Certificate of Participation
CP = Commercial Paper
GO = General Obligation Bond
IDR = Industrial Development Revenue Bond
PCR = Pollution Control Revenue Bond
RAN = Revenue Anticipation Note
RAW = Revenue Anticipation Warrant
Rev. = Revenue Bond
TAN = Tax Anticipation Note
TOB = Tender Option Bond
TRAN = Tax Revenue Anticipation Note
VRDO = Variable Rate Demand Obligation
(ETM) = Escrowed to Maturity
(Prere.) = Prerefunded
  * Put Option Obligation.
 ** Non-Income Producing Security.
*** Only partial interest was paid on the last interest payment date.
 ++ Security purchased on a when-issued or delayed delivery basis for which the Fund has not taken delivery as of August 31, 1995.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association)
(2) AMBAC (AMBAC Indemnity Corporation)
(3) FGIC (Financial Guaranty Insurance Company)
(4) FSA (Financial Security Assurance)
(5) CGI (Capital Guaranty Insurance)
(6) BIGI (Bond Investors Guaranty Insurance)
(7) Connie Lee Inc.
(8) FHA (Federal Housing Authority)
The insurance does not guarantee the market value of the municipal bonds.

(LOC) = Scheduled principal and interest payments are guaranteed by bank letter of credit.

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Directors
Vanguard Municipal Bond Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights appearing in the Vanguard Municipal Bond Fund 1995 Annual Report present fairly, in all material respects, the financial position of the Money Market, Short-Term, Limited-Term, Intermediate-Term, Insured Long-Term, Long-Term and High-Yield Portfolios (constituting the Vanguard Municipal Bond Fund, hereafter referred to as the "Fund") at August 31, 1995, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the respective periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1995, by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Thirty South Seventeenth Street
Philadelphia, Pennsylvania 19103
October 13, 1995



                                                                       F950-8/95

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Directors
Vanguard Municipal Bond Fund
Intermediate-Term Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights appearing in the Vanguard Municipal Bond Fund (the "Fund") 1995 Annual Report (the "Annual Report") present fairly, in all material respects, the financial position of the Intermediate-Term Portfolio (one of the portfolios constituting the Fund) at August 31, 1995, and the results of its operations, the changes in its net assets, and the financial highlights for each of the respective periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1995, by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

We have also audited the financial statements of the other portfolios included in the Fund at August 31, 1995, and we have issued an unqualified opinion thereon. An insert to the Annual Report containing our report on the financial statements of the other portfolios is available from the Fund.

PRICE WATERHOUSE LLP

Thirty South Seventeenth Street
Philadelphia, Pennsylvania 19103
October 13, 1995

                                                                       F420-8/95